                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21261

                                 Rydex ETF Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

                                Carl Verboncoeur

                                 Rydex ETF Trust

                         9601 Blackwell Road, Suite 500

                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co. .....................................   33,330      $2,772,389
  General Dynamics Corp. .........................   33,310       2,813,363
  Goodrich Corp. .................................   40,960       2,562,048
  Honeywell International, Inc. ..................   48,685       2,875,823
  L-3 Communications Holdings, Inc. ..............   27,645       3,063,895
  Lockheed Martin Corp. ..........................   27,155       2,930,568
  Northrop Grumman Corp. .........................   36,885       2,927,194
  Precision Castparts Corp. ......................   21,140       2,405,732
  Raytheon Co. ...................................   47,210       3,075,259
  Rockwell Collins, Inc. .........................   40,895       2,584,564
  United Technologies Corp. ......................   38,030       2,791,782
                                                             --------------
TOTAL AEROSPACE & DEFENSE                                        30,802,617
                                                             --------------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide, Inc. ..................   54,635       3,034,428
  Expeditors International of Washington, Inc. ...   63,825       3,018,284
  FedEx Corp. ....................................   31,045       2,902,087
  United Parcel Service, Inc. -- Class B..........   40,500       2,962,980
                                                             --------------
TOTAL AIR FREIGHT & LOGISTICS                                    11,917,779
                                                             --------------
  AIRLINES 0.2%
  Southwest Airlines Co. .........................  233,260       2,736,140
                                                             --------------
TOTAL AIRLINES                                                    2,736,140
                                                             --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*.....................  103,905       2,615,289
  Johnson Controls, Inc. .........................   82,655       2,923,507
                                                             --------------
TOTAL AUTO COMPONENTS                                             5,538,796
                                                             --------------
  AUTOMOBILES 0.6%
  Ford Motor Co.*.................................  438,405       2,911,009
  General Motors Corp. ...........................  110,880       3,139,013
  Harley-Davidson, Inc. ..........................   63,545       2,578,656
                                                             --------------
TOTAL AUTOMOBILES                                                 8,628,678
                                                             --------------
  BEVERAGES 1.5%
  Anheuser-Busch Cos., Inc. ......................   55,900       2,600,468
  Brown-Forman Corp. -- Class B...................   39,780       2,505,344
  Coca-Cola Co. ..................................   46,660       2,760,872
  Coca-Cola Enterprises, Inc. ....................  111,555       2,573,574
  Constellation Brands, Inc. -- Class A*..........  122,890       2,568,401
  Molson Coors Brewing Co. -- Class B.............   56,965       2,544,627
  Pepsi Bottling Group, Inc. .....................   75,400       2,627,690
  PepsiCo, Inc. ..................................   38,370       2,616,450
                                                             --------------
TOTAL BEVERAGES                                                  20,797,426
                                                             --------------
  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*....................................   61,860       2,882,058
  Biogen Idec, Inc.*..............................   52,065       3,173,362
  Celgene Corp.*..................................   64,200       3,602,262
  Genzyme Corp.*..................................   38,825       3,033,397
  Gilead Sciences, Inc.*..........................   64,635       2,953,173
                                                             --------------
TOTAL BIOTECHNOLOGY                                              15,644,252
                                                             --------------
  BUILDING PRODUCTS 0.4%
  Masco Corp. ....................................  136,670       3,133,843
  Trane, Inc. ....................................   63,920       2,862,338
                                                             --------------
TOTAL BUILDING PRODUCTS                                           5,996,181
                                                             --------------
  CAPITAL MARKETS 3.6%
  American Capital Strategies, Ltd. ..............   88,040       3,096,367
  Ameriprise Financial, Inc. .....................   52,495       2,903,498
  Bank of New York Mellon Corp. ..................   60,515       2,821,814
  Bear Stearns Cos., Inc. ........................   33,050       2,984,415
  Charles Schwab Corp. ...........................  121,860       2,717,478

2



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  E*TRADE Financial Corp.*........................  893,750      $4,441,938
  Federated Investors, Inc. -- Class B............   72,590       3,090,156
  Franklin Resources, Inc. .......................   25,920       2,701,642
  Goldman Sachs Group, Inc. ......................   14,155       2,841,899
  Janus Capital Group, Inc. ......................   88,975       2,403,215
  Legg Mason, Inc. ...............................   41,100       2,959,200
  Lehman Brothers Holdings, Inc. .................   46,470       2,981,980
  Merrill Lynch & Co., Inc. ......................   53,630       3,024,732
  Morgan Stanley..................................   55,010       2,719,144
  Northern Trust Corp. ...........................   39,020       2,862,507
  State Street Corp. .............................   36,930       3,032,692
  T. Rowe Price Group, Inc. ......................   48,610       2,459,180
                                                             --------------
TOTAL CAPITAL MARKETS                                            50,041,857
                                                             --------------
  CHEMICALS 2.6%
  Air Products & Chemicals, Inc. .................   29,345       2,641,637
  Ashland, Inc. ..................................   62,305       2,836,747
  Dow Chemical Co. ...............................   71,970       2,782,360
  Du Pont (E.I.) de Nemours & Co. ................   65,600       2,963,808
  Eastman Chemical Co. ...........................   47,120       3,113,218
  Ecolab, Inc. ...................................   57,275       2,763,519
  Hercules, Inc. .................................  147,720       2,589,532
  International Flavors & Fragrances, Inc. .......   61,145       2,605,388
  Monsanto Co. ...................................   26,645       2,995,964
  PPG Industries, Inc. ...........................   41,575       2,747,692
  Praxair, Inc. ..................................   32,710       2,646,566
  Rohm & Haas Co. ................................   53,700       2,864,895
  Sigma-Aldrich Corp. ............................   53,090       2,636,449
                                                             --------------
TOTAL CHEMICALS                                                  36,187,775
                                                             --------------
  COMMERCIAL BANKS 3.9%
  BB&T Corp. .....................................   97,800       3,548,184
  Comerica, Inc. .................................   70,840       3,090,041
  Commerce Bancorp, Inc. .........................   78,590       2,995,065
  Fifth Third Bancorp.............................  116,395       3,154,305
  First Horizon National Corp. ...................  158,190       3,427,977
  Huntington Bancshares, Inc. ....................  215,575       2,899,484
  KeyCorp.........................................  135,630       3,546,724
  M&T Bank Corp. .................................   37,490       3,440,457
  Marshall & Ilsley Corp. ........................  112,115       3,128,009
  National City Corp. ............................  184,141       3,275,868
  PNC Financial Services Group, Inc. .............   46,065       3,022,785
  Regions Financial Corp. ........................  126,870       3,202,199
  SunTrust Banks, Inc. ...........................   49,385       3,405,096
  U.S. Bancorp....................................   92,730       3,148,184
  Wachovia Corp. .................................   76,845       2,991,576
  Wells Fargo & Co. ..............................   98,910       3,363,929
  Zions Bancorp...................................   63,125       3,455,462
                                                             --------------
TOTAL COMMERCIAL BANKS                                           55,095,345
                                                             --------------
  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries, Inc.*..................  269,217       2,651,787
  Avery Dennison Corp. ...........................   57,785       2,994,419
  Cintas Corp. ...................................   86,915       2,852,550
  Equifax, Inc. ..................................   80,250       2,976,473
  Monster Worldwide, Inc.*........................   87,995       2,450,661
  Pitney Bowes, Inc. .............................   76,890       2,821,863
  R.R. Donnelley & Sons Co. ......................   77,805       2,714,616
  Robert Half International, Inc. ................  111,360       3,093,581
  Waste Management, Inc. .........................   88,850       2,882,294
                                                             --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             25,438,244
                                                             --------------
  COMMUNICATIONS EQUIPMENT 1.5%
  Ciena Corp.*....................................   84,890       2,303,066
  Cisco Systems, Inc.*............................  103,275       2,530,238
  Corning, Inc. ..................................  123,215       2,965,785
  JDS Uniphase Corp.*.............................  214,990       2,238,046
  Juniper Networks, Inc.*.........................   85,200       2,313,180
  Motorola, Inc. .................................  181,980       2,098,229

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  QUALCOMM, Inc. .................................   75,210      $3,190,408
  Tellabs, Inc.*..................................  429,070       2,926,257
                                                             --------------
TOTAL COMMUNICATIONS EQUIPMENT                                   20,565,209
                                                             --------------
  COMPUTERS & PERIPHERALS 2.0%
  Apple, Inc.*....................................   15,415       2,086,574
  Dell, Inc.*.....................................  118,510       2,374,940
  EMC Corp.*......................................  155,280       2,464,294
  Hewlett-Packard Co. ............................   57,180       2,501,625
  International Business Machines Corp. ..........   26,785       2,875,102
  Lexmark International, Inc. -- Class A*.........   86,144       3,119,274
  Network Appliance, Inc.*........................  117,145       2,720,107
  QLogic Corp.*...................................  202,861       2,900,912
  SanDisk Corp.*..................................   84,660       2,154,597
  Sun Microsystems, Inc.*.........................  156,995       2,747,413
  Teradata Corp.*.................................  109,390       2,605,670
                                                             --------------
TOTAL COMPUTERS & PERIPHERALS                                    28,550,508
                                                             --------------
  CONSTRUCTION & ENGINEERING 0.3%
  Fluor Corp. ....................................   20,735       2,522,828
  Jacobs Engineering Group, Inc.*.................   30,910       2,362,760
                                                             --------------
TOTAL CONSTRUCTION & ENGINEERING                                  4,885,588
                                                             --------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................   36,225       2,842,213
                                                             --------------
TOTAL CONSTRUCTION MATERIALS                                      2,842,213
                                                             --------------
  CONSUMER FINANCE 0.9%
  American Express Co. ...........................   57,390       2,830,475
  Capital One Financial Corp. ....................   63,240       3,466,184
  Discover Financial Services.....................  191,855       3,357,463
  SLM Corp. ......................................  145,455       3,163,646
                                                             --------------
TOTAL CONSUMER FINANCE                                           12,817,768
                                                             --------------
  CONTAINERS & PACKAGING 0.9%
  Ball Corp. .....................................   64,950       2,980,555
  Bemis Co., Inc. ................................  112,205       3,049,732
  Pactiv Corp.*...................................  110,195       3,152,679
  Sealed Air Corp. ...............................  125,440       3,280,256
                                                             --------------
TOTAL CONTAINERS & PACKAGING                                     12,463,222
                                                             --------------
  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................   62,310       2,737,278
                                                             --------------
TOTAL DISTRIBUTORS                                                2,737,278
                                                             --------------
  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................   40,965       3,266,549
  H&R Block, Inc. ................................  158,485       3,054,006
                                                             --------------
TOTAL DIVERSIFIED CONSUMER SERVICES                               6,320,555
                                                             --------------
  DIVERSIFIED FINANCIAL SERVICES 1.8%
  Bank of America Corp. ..........................   71,470       3,169,694
  CIT Group, Inc. ................................  128,035       3,579,859
  Citigroup, Inc. ................................   98,210       2,771,486
  CME Group, Inc. ................................    4,195       2,596,286
  IntercontinentalExchange, Inc.*.................   15,890       2,223,964
  JPMorgan Chase & Co. ...........................   67,905       3,228,883
  Leucadia National Corp. ........................   61,055       2,696,799
  Moody's Corp. ..................................   78,715       2,754,238
  NYSE Euronext...................................   33,800       2,658,370
                                                             --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             25,679,579
                                                             --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
  AT&T, Inc. .....................................   71,875       2,766,469
  CenturyTel, Inc. ...............................   71,570       2,641,649
  Citizens Communications Co. ....................  232,975       2,672,223
  Embarq Corp. ...................................   61,005       2,763,527
  Qwest Communications International, Inc. .......  422,430       2,483,888
  Verizon Communications, Inc. ...................   66,560       2,585,190
  Windstream Corp. ...............................  227,085       2,636,457
                                                             --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     18,549,403
                                                             --------------

4



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  ELECTRIC UTILITIES 2.7%
  Allegheny Energy, Inc. .........................   45,720      $2,504,999
  American Electric Power Co., Inc. ..............   61,965       2,653,961
  Duke Energy Corp. ..............................  143,710       2,681,629
  Edison International............................   53,210       2,775,434
  Entergy Corp. ..................................   24,450       2,645,001
  Exelon Corp. ...................................   35,760       2,724,554
  FirstEnergy Corp. ..............................   39,590       2,819,600
  FPL Group, Inc. ................................   42,600       2,746,848
  Integrys Energy Group, Inc. ....................   57,130       2,777,660
  Pepco Holdings, Inc. ...........................   98,720       2,513,411
  Pinnacle West Capital Corp. ....................   68,905       2,647,330
  PPL Corp. ......................................   54,505       2,666,385
  Progress Energy, Inc. ..........................   60,480       2,731,882
  Southern Co. ...................................   76,370       2,776,049
                                                             --------------
TOTAL ELECTRIC UTILITIES                                         37,664,743
                                                             --------------
  ELECTRICAL EQUIPMENT 0.5%
  Cooper Industries, Ltd. -- Class A..............   55,660       2,479,096
  Emerson Electric Co. ...........................   52,210       2,654,356
  Rockwell Automation, Inc. ......................   41,285       2,354,071
                                                             --------------
TOTAL ELECTRICAL EQUIPMENT                                        7,487,523
                                                             --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Agilent Technologies, Inc.*.....................   79,855       2,707,883
  Jabil Circuit, Inc. ............................  201,660       2,671,995
  Molex, Inc. ....................................  107,105       2,574,804
  Tyco Electronics, Ltd. .........................   79,570       2,690,262
                                                             --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         10,644,944
                                                             --------------
  ENERGY EQUIPMENT & SERVICES 2.3%
  Baker Hughes, Inc. .............................   36,090       2,343,324
  BJ Services Co. ................................  123,285       2,681,449
  Cameron International Corp.*....................   67,448       2,715,457
  ENSCO International, Inc. ......................   49,480       2,529,418
  Halliburton Co. ................................   78,640       2,608,489
  Nabors Industries, Ltd.*........................  105,370       2,868,171
  National-Oilwell Varco, Inc.*...................   41,110       2,476,055
  Noble Corp. ....................................   54,500       2,385,465
  Rowan Cos., Inc. ...............................   77,010       2,621,420
  Schlumberger, Ltd. .............................   31,405       2,369,821
  Smith International, Inc. ......................   40,030       2,170,026
  Transocean, Inc.*...............................   21,275       2,608,315
  Weatherford International, Ltd.*................   44,280       2,736,947
                                                             --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                33,114,357
                                                             --------------
  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .........................   42,600       2,894,244
  CVS Caremark Corp. .............................   74,925       2,927,320
  Kroger Co. .....................................  111,735       2,843,656
  Safeway, Inc. ..................................   84,565       2,620,669
  SUPERVALU, Inc. ................................   78,220       2,351,293
  Sysco Corp. ....................................   92,929       2,699,587
  Wal-Mart Stores, Inc. ..........................   61,445       3,126,322
  Walgreen Co. ...................................   75,870       2,663,796
  Whole Foods Market, Inc. .......................   70,450       2,778,548
                                                             --------------
TOTAL FOOD & STAPLES RETAILING                                   24,905,435
                                                             --------------
  FOOD PRODUCTS 2.5%
  Archer-Daniels-Midland Co. .....................   67,420       2,969,851
  Campbell Soup Co. ..............................   81,900       2,588,859
  ConAgra Foods, Inc. ............................  122,910       2,646,252
  Dean Foods Co. .................................  109,990       3,079,720
  General Mills, Inc. ............................   50,850       2,776,918
  H.J. Heinz Co. .................................   63,360       2,696,602
  Hershey Co. ....................................   75,205       2,722,421
  Kellogg Co. ....................................   55,315       2,649,589
  Kraft Foods, Inc. -- Class A....................   88,930       2,602,092
  McCormick & Co., Inc. ..........................   76,745       2,587,841
  Sara Lee Corp. .................................  181,840       2,556,670
  Tyson Foods, Inc. -- Class A....................  196,340       2,797,845
  Wm. Wrigley Jr. Co. ............................   49,225       2,826,992
                                                             --------------
TOTAL FOOD PRODUCTS                                              35,501,652
                                                             --------------

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................   68,115      $2,792,715
  Questar Corp. ..................................   54,185       2,758,558
                                                             --------------
TOTAL GAS UTILITIES                                               5,551,273
                                                             --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
  Baxter International, Inc. .....................   49,970       3,035,178
  Becton, Dickinson & Co. ........................   35,315       3,055,807
  Boston Scientific Corp.*........................  248,825       3,018,247
  C.R. Bard, Inc. ................................   31,545       3,046,301
  Covidien, Ltd. .................................   65,605       2,927,951
  Hospira, Inc.*..................................   68,765       2,826,929
  Medtronic, Inc. ................................   58,695       2,733,426
  St Jude Medical, Inc.*..........................   71,590       2,900,111
  Stryker Corp. ..................................   38,775       2,596,762
  Varian Medical Systems, Inc.*...................   55,895       2,905,981
  Zimmer Holdings, Inc.*..........................   43,535       3,407,484
                                                             --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           32,454,177
                                                             --------------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Aetna, Inc. ....................................   50,670       2,698,684
  AmerisourceBergen Corp. ........................   66,485       3,101,525
  Cardinal Health, Inc. ..........................   50,110       2,904,877
  CIGNA Corp. ....................................   54,820       2,694,951
  Coventry Health Care, Inc.*.....................   50,040       2,831,263
  Express Scripts, Inc.*..........................   42,175       2,846,391
  Humana, Inc.*...................................   39,100       3,139,730
  Laboratory Corp. of America Holdings*...........   39,020       2,882,798
  McKesson Corp. .................................   45,075       2,830,259
  Medco Health Solutions, Inc.*...................   58,740       2,941,699
  Patterson Cos., Inc.*...........................   88,785       2,844,672
  Quest Diagnostics, Inc. ........................   55,200       2,722,464
  Tenet Healthcare Corp.*.........................  549,470       2,434,152
  UnitedHealth Group, Inc. .......................   50,385       2,561,573
  WellPoint, Inc.*................................   32,890       2,571,998
                                                             --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           42,007,036
                                                             --------------
  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................  128,655       3,073,568
                                                             --------------
TOTAL HEALTH CARE TECHNOLOGY                                      3,073,568
                                                             --------------
  HOTELS, RESTAURANTS & LEISURE 2.0%
  Carnival Corp. .................................   65,950       2,934,116
  Darden Restaurants, Inc. .......................  108,660       3,077,251
  International Game Technology...................   66,020       2,817,073
  Marriott International, Inc. -- Class A.........   87,555       3,148,478
  McDonald's Corp. ...............................   49,220       2,635,731
  Starbucks Corp.*................................  141,185       2,669,808
  Starwood Hotels & Resorts Worldwide, Inc. ......   65,295       2,954,599
  Wendy's International, Inc. ....................  111,620       2,725,760
  Wyndham Worldwide Corp. ........................  123,315       2,905,301
  Yum! Brands, Inc. ..............................   78,010       2,664,822
                                                             --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                              28,532,939
                                                             --------------
  HOUSEHOLD DURABLES 3.0%
  Black & Decker Corp. ...........................   41,940       3,042,328
  Centex Corp. ...................................  119,255       3,312,904
  D.R. Horton, Inc. ..............................  226,415       3,905,659
  Fortune Brands, Inc. ...........................   40,025       2,798,548
  Harman International Industries, Inc. ..........   40,235       1,873,744
  KB HOME.........................................  133,145       3,661,488
  Leggett & Platt, Inc. ..........................  166,935       3,175,104
  Lennar Corp. -- Class A.........................  174,540       3,595,524
  Newell Rubbermaid, Inc. ........................  114,685       2,766,202
  Pulte Homes, Inc. ..............................  296,945       4,852,081
  Snap-on, Inc. ..................................   62,235       3,056,983
  Stanley Works...................................   60,865       3,126,026
  Whirlpool Corp. ................................   36,340       3,092,897
                                                             --------------
TOTAL HOUSEHOLD DURABLES                                         42,259,488
                                                             --------------
  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................   44,675       2,739,471
  Colgate-Palmolive Co. ..........................   37,535       2,890,195
  Kimberly-Clark Corp. ...........................   42,345       2,779,949
  Procter & Gamble Co. ...........................   39,965       2,635,692
                                                             --------------
TOTAL HOUSEHOLD PRODUCTS                                         11,045,307
                                                             --------------

6



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.*......................................  135,190      $2,579,425
  Constellation Energy Group, Inc. ...............   28,975       2,722,491
  Dynegy, Inc. -- Class A*........................  395,421       2,775,856
                                                             --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                8,077,772
                                                             --------------
  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................   34,010       2,708,897
  General Electric Co. ...........................   79,645       2,820,229
  Textron, Inc. ..................................   42,430       2,378,202
  Tyco International, Ltd. .......................   73,070       2,876,035
                                                             --------------
TOTAL INDUSTRIAL CONGLOMERATES                                   10,783,363
                                                             --------------
  INSURANCE 4.7%
  ACE, Ltd. ......................................   48,525       2,830,948
  AFLAC, Inc. ....................................   47,945       2,940,467
  Allstate Corp. .................................   58,180       2,866,529
  Ambac Financial Group, Inc. ....................  113,700       1,332,564
  American International Group, Inc. .............   51,650       2,849,014
  Aon Corp. ......................................   60,609       2,637,704
  Assurant, Inc. .................................   43,300       2,809,737
  Chubb Corp. ....................................   55,935       2,896,874
  Cincinnati Financial Corp. .....................   75,630       2,914,780
  Genworth Financial, Inc. -- Class A.............  116,571       2,837,338
  Hartford Financial Services Group, Inc. ........   33,450       2,701,756
  Lincoln National Corp. .........................   50,455       2,742,734
  Loews Corp. ....................................   60,535       2,826,379
  Marsh & McLennan Cos., Inc. ....................  115,025       3,174,690
  MBIA, Inc. .....................................  151,415       2,346,933
  MetLife, Inc. ..................................   48,125       2,837,931
  Principal Financial Group, Inc. ................   42,505       2,533,723
  Progressive Corp. ..............................  161,330       2,994,285
  Prudential Financial, Inc. .....................   31,965       2,696,887
  SAFECO Corp. ...................................   53,610       2,861,166
  Torchmark Corp. ................................   48,290       2,948,587
  Travelers Cos., Inc. ...........................   55,705       2,679,410
  Unum Group......................................  126,545       2,862,448
  XL Capital, Ltd. -- Class A.....................   61,435       2,764,575
                                                             --------------
TOTAL INSURANCE                                                  65,887,459
                                                             --------------
  INTERNET & CATALOG RETAIL 0.5%
  Amazon.com, Inc.*...............................   32,190       2,501,163
  Expedia, Inc.*..................................   91,699       2,110,911
  IAC/InterActiveCorp*............................  108,380       2,811,377
                                                             --------------
TOTAL INTERNET & CATALOG RETAIL                                   7,423,451
                                                             --------------
  INTERNET SOFTWARE & SERVICES 0.9%
  Akamai Technologies, Inc.*......................   83,255       2,514,301
  eBay, Inc.*.....................................   86,880       2,336,203
  Google, Inc. -- Class A*........................    4,225       2,384,167
  VeriSign, Inc.*.................................   77,816       2,639,519
  Yahoo!, Inc.*...................................  123,525       2,369,210
                                                             --------------
TOTAL INTERNET SOFTWARE & SERVICES                               12,243,400
                                                             --------------
  IT SERVICES 2.3%
  Affiliated Computer Services, Inc. -- Class A*..   64,290       3,134,138
  Automatic Data Processing, Inc. ................   65,970       2,676,403
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................   83,790       2,337,741
  Computer Sciences Corp.*........................   56,270       2,381,346
  Convergys Corp.*................................  177,425       2,751,862
  Electronic Data Systems Corp. ..................  139,480       2,803,548
  Fidelity National Information Services, Inc. ...   69,425       2,947,091
  Fiserv, Inc.*...................................   54,590       2,804,288
  Paychex, Inc. ..................................   79,240       2,592,733
  Total System Services, Inc. ....................  102,178       2,360,312
  Unisys Corp.*...................................  604,487       2,514,666
  Western Union Co. ..............................  125,005       2,800,112
                                                             --------------
TOTAL IT SERVICES                                                32,104,240
                                                             --------------

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................  166,185      $3,155,853
  Eastman Kodak Co. ..............................  131,275       2,616,311
  Hasbro, Inc. ...................................  113,656       2,951,646
  Mattel, Inc. ...................................  147,365       3,096,139
                                                             --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               11,819,949
                                                             --------------
  LIFE SCIENCES TOOLS & SERVICES 0.9%
  Applera Corp. -- Applied Biosystems Group.......   88,000       2,774,640
  Millipore Corp.*................................   39,080       2,741,462
  PerkinElmer, Inc. ..............................  115,055       2,863,719
  Thermo Electron Corp.*..........................   51,230       2,637,833
  Waters Corp.*...................................   38,209       2,195,107
                                                             --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             13,212,761
                                                             --------------
  MACHINERY 2.6%
  Caterpillar, Inc. ..............................   40,380       2,872,633
  Cummins, Inc. ..................................   47,575       2,296,921
  Danaher Corp. ..................................   33,685       2,507,848
  Deere & Co. ....................................   33,385       2,929,868
  Dover Corp. ....................................   63,805       2,575,170
  Eaton Corp. ....................................   30,540       2,527,491
  Illinois Tool Works, Inc. ......................   55,750       2,809,800
  Ingersoll-Rand Co., Ltd. -- Class A.............   64,310       2,541,531
  ITT Corp. ......................................   45,470       2,702,282
  Manitowoc Co., Inc. ............................   61,260       2,335,231
  PACCAR, Inc. ...................................   52,715       2,473,388
  Pall Corp. .....................................   71,755       2,647,042
  Parker-Hannifin Corp. ..........................   39,195       2,649,974
  Terex Corp.*....................................   45,020       2,645,375
                                                             --------------
TOTAL MACHINERY                                                  36,514,554
                                                             --------------
  MEDIA 3.1%
  CBS Corp. -- Class B............................  112,555       2,835,260
  Clear Channel Communications, Inc. .............   83,355       2,559,832
  Comcast Corp. -- Class A*.......................  162,030       2,942,465
  DIRECTV Group, Inc.*............................  118,905       2,684,875
  E.W. Scripps Co. -- Class A.....................   67,585       2,752,061
  Gannett Co., Inc. ..............................   76,730       2,839,010
  Interpublic Group of Cos., Inc.*................  360,180       3,216,407
  McGraw-Hill Cos., Inc. .........................   66,045       2,824,084
  Meredith Corp. .................................   52,645       2,473,789
  New York Times Co. -- Class A...................  167,165       2,798,342
  News Corp. -- Class A...........................  140,245       2,650,631
  Omnicom Group, Inc. ............................   62,145       2,819,519
  Time Warner, Inc. ..............................  179,000       2,817,460
  Viacom, Inc. -- Class B*........................   67,605       2,620,370
  Walt Disney Co. ................................   90,625       2,712,406
  Washington Post Co. -- Class B..................    3,646       2,712,624
                                                             --------------
TOTAL MEDIA                                                      44,259,135
                                                             --------------
  METALS & MINING 1.3%
  Alcoa, Inc. ....................................   82,090       2,717,179
  Allegheny Technologies, Inc. ...................   34,425       2,423,520
  Freeport-McMoRan Copper & Gold, Inc. ...........   28,575       2,544,032
  Newmont Mining Corp. (Holding Co.)..............   60,910       3,309,850
  Nucor Corp. ....................................   48,995       2,831,911
  Titanium Metals Corp. ..........................  110,620       2,404,879
  United States Steel Corp. ......................   26,340       2,689,577
                                                             --------------
TOTAL METALS & MINING                                            18,920,948
                                                             --------------
  MULTI-UTILITIES 2.3%
  Ameren Corp. ...................................   54,190       2,428,254
  CenterPoint Energy, Inc. .......................  171,971       2,753,255
  CMS Energy Corp. ...............................  166,940       2,615,950
  Consolidated Edison, Inc. ......................   60,810       2,650,100
  Dominion Resources, Inc. .......................   60,980       2,622,140
  DTE Energy Co. .................................   65,160       2,779,074
  NiSource, Inc. .................................  160,020       3,038,780
  PG&E Corp. .....................................   65,465       2,686,683
  Public Service Enterprise Group, Inc. ..........   30,565       2,934,240

8



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Sempra Energy...................................   47,570      $2,659,163
  TECO Energy, Inc. ..............................  170,000       2,833,900
  Xcel Energy, Inc. ..............................  127,720       2,655,299
                                                             --------------
TOTAL MULTI-UTILITIES                                            32,656,838
                                                             --------------
  MULTILINE RETAIL 2.0%
  Big Lots, Inc.*.................................  182,030       3,160,041
  Dillard's, Inc. -- Class A......................  155,480       3,083,168
  Family Dollar Stores, Inc. .....................  154,620       3,251,658
  Federated Department Stores, Inc. ..............  113,140       3,127,190
  J.C. Penney Co., Inc. ..........................   67,885       3,218,428
  Kohl's Corp.*...................................   64,600       2,948,344
  Nordstrom, Inc. ................................   82,400       3,205,360
  Sears Holdings Corp.*...........................   29,645       3,275,476
  Target Corp. ...................................   58,990       3,278,664
                                                             --------------
TOTAL MULTILINE RETAIL                                           28,548,329
                                                             --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ....................................  179,575       2,765,455
                                                             --------------
TOTAL OFFICE ELECTRONICS                                          2,765,455
                                                             --------------
  OIL, GAS & CONSUMABLE FUELS 4.5%
  Anadarko Petroleum Corp. .......................   44,970       2,634,792
  Apache Corp. ...................................   27,920       2,664,685
  Chesapeake Energy Corp. ........................   76,440       2,845,861
  Chevron Corp. ..................................   31,355       2,649,498
  ConocoPhillips..................................   34,195       2,746,542
  CONSOL Energy, Inc. ............................   41,365       3,019,645
  Devon Energy Corp. .............................   32,630       2,772,897
  El Paso Corp. ..................................  173,200       2,854,336
  EOG Resources, Inc. ............................   32,825       2,872,187
  Exxon Mobil Corp. ..............................   31,605       2,730,672
  Hess Corp. .....................................   31,865       2,894,298
  Marathon Oil Corp. .............................   48,830       2,287,686
  Murphy Oil Corp. ...............................   36,585       2,690,461
  Noble Energy, Inc. .............................   36,575       2,654,613
  Occidental Petroleum Corp. .....................   39,655       2,691,385
  Peabody Energy Corp. ...........................   49,055       2,649,951
  Range Resources Corp. ..........................   80,080       4,181,778
  Spectra Energy Corp. ...........................  115,640       2,641,218
  Sunoco, Inc. ...................................   42,315       2,631,993
  Tesoro Corp. ...................................   61,290       2,393,375
  Valero Energy Corp. ............................   41,970       2,484,204
  Williams Cos., Inc. ............................   82,865       2,649,194
  XTO Energy, Inc. ...............................   55,750       2,895,655
                                                             --------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                63,536,926
                                                             --------------
  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ........................   88,435       2,852,029
  MeadWestvaco Corp. .............................   91,470       2,561,160
  Weyerhaeuser Co. ...............................   40,025       2,710,493
                                                             --------------
TOTAL PAPER & FOREST PRODUCTS                                     8,123,682
                                                             --------------
  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ............................   72,105       2,525,117
  Estee Lauder Cos., Inc -- Class A...............   65,845       2,778,659
                                                             --------------
TOTAL PERSONAL PRODUCTS                                           5,303,776
                                                             --------------
  PHARMACEUTICALS 2.8%
  Abbott Laboratories.............................   50,510       2,843,713
  Allergan, Inc. .................................   45,050       3,026,910
  Barr Pharmaceuticals, Inc.*.....................   54,780       2,858,968
  Bristol-Myers Squibb Co. .......................  105,655       2,450,139
  Eli Lilly & Co. ................................   54,730       2,819,690
  Forest Laboratories, Inc.*......................   81,645       3,247,022
  Johnson & Johnson...............................   43,600       2,758,136
  King Pharmaceuticals, Inc.*.....................  279,025       2,926,972
  Merck & Co., Inc. ..............................   50,715       2,347,090
  Mylan Laboratories, Inc. .......................  215,695       3,216,012
  Pfizer, Inc. ...................................  127,390       2,979,652
  Schering-Plough Corp. ..........................  109,075       2,134,598
  Watson Pharmaceuticals, Inc.*...................  107,755       2,813,483
  Wyeth...........................................   63,520       2,528,096
                                                             --------------
TOTAL PHARMACEUTICALS                                            38,950,481
                                                             --------------

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.7%
  Apartment Investment & Management Co. -- Class
     A............................................   82,135      $3,255,831
  AvalonBay Communities, Inc. ....................   31,160       2,927,482
  Boston Properties, Inc. ........................   29,810       2,740,135
  Developers Diversified Realty Corp. ............   74,205       3,053,536
  Equity Residential Properties Trust.............   80,835       3,024,037
  General Growth Properties, Inc. ................   70,850       2,587,442
  Host Hotels & Resorts, Inc. ....................  167,725       2,807,717
  Kimco Realty Corp. .............................   79,410       2,843,672
  Plum Creek Timber Co., Inc. ....................   62,920       2,626,910
  ProLogis........................................   49,035       2,910,227
  Public Storage, Inc. ...........................   38,930       3,046,273
  Simon Property Group, Inc. .....................   32,875       2,938,368
  Vornado Realty Trust............................   34,195       3,091,228
                                                             --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                      37,852,858
                                                             --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group, Inc. -- Class A*........  132,900       2,579,589
                                                             --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                        2,579,589
                                                             --------------
  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe Corp. .............   35,435       3,065,836
  CSX Corp. ......................................   66,860       3,241,373
  Norfolk Southern Corp. .........................   58,530       3,183,446
  Ryder System, Inc. .............................   63,380       3,299,563
  Union Pacific Corp. ............................   23,490       2,936,955
                                                             --------------
TOTAL ROAD & RAIL                                                15,727,173
                                                             --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
  Advanced Micro Devices, Inc.*...................  382,885       2,925,241
  Altera Corp. ...................................  151,965       2,566,689
  Analog Devices, Inc. ...........................   93,080       2,639,749
  Applied Materials, Inc. ........................  165,725       2,969,792
  Broadcom Corp. -- Class A*......................  111,745       2,467,330
  Intel Corp. ....................................  110,650       2,345,780
  KLA-Tencor Corp. ...............................   59,630       2,491,341
  Linear Technology Corp. ........................   92,540       2,560,582
  LSI Logic Corp.*................................  546,660       2,853,565
  MEMC Electronic Materials, Inc.*................   31,770       2,270,284
  Microchip Technology, Inc. .....................   91,960       2,934,444
  Micron Technology, Inc.*........................  393,760       2,768,133
  National Semiconductor Corp. ...................  126,155       2,325,037
  Novellus Systems, Inc.*.........................  107,730       2,559,665
  NVIDIA Corp.*...................................   83,800       2,060,642
  Teradyne, Inc.*.................................  284,195       3,117,619
  Texas Instruments, Inc. ........................   87,970       2,720,912
  Xilinx, Inc. ...................................  132,920       2,906,960
                                                             --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   47,483,765
                                                             --------------
  SOFTWARE 2.3%
  Adobe Systems, Inc.*............................   70,500       2,462,565
  Autodesk, Inc.*.................................   58,530       2,408,510
  BMC Software, Inc.*.............................   80,785       2,588,351
  CA, Inc. .......................................  114,150       2,514,725
  Citrix Systems, Inc.*...........................   78,806       2,728,264
  Compuware Corp.*................................  325,415       2,766,027
  Electronic Arts, Inc.*..........................   50,905       2,411,370
  Intuit, Inc.*...................................   95,055       2,917,238
  Microsoft Corp. ................................   82,435       2,687,381
  Novell, Inc.*...................................  426,360       2,711,650
  Oracle Corp.*...................................  131,435       2,700,989
  Symantec Corp.*.................................  177,310       3,179,168
                                                             --------------
TOTAL SOFTWARE                                                   32,076,238
                                                             --------------

10



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                     SHARES           VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  SPECIALTY RETAIL 3.9%
  Abercrombie & Fitch Co. -- Class A..............   35,760      $2,849,714
  AutoNation, Inc.*...............................  194,995       3,174,519
  AutoZone, Inc.*.................................   24,115       2,915,021
  Bed Bath & Beyond, Inc.*........................  100,970       3,255,273
  Best Buy Co., Inc. .............................   56,105       2,738,485
  Circuit City Stores, Inc. ......................  579,820       3,154,221
  GameStop Corp. -- Class A*......................   47,990       2,482,523
  Gap, Inc. ......................................  139,010       2,657,871
  Home Depot, Inc. ...............................  110,930       3,402,223
  Limited Brands, Inc. ...........................  160,455       3,063,086
  Lowe's Cos., Inc. ..............................  127,885       3,381,279
  Office Depot, Inc.*.............................  221,950       3,291,518
  OfficeMax, Inc. ................................  139,500       3,455,415
  RadioShack Corp. ...............................  165,090       2,864,311
  Sherwin-Williams Co. ...........................   49,970       2,858,784
  Staples, Inc. ..................................  127,205       3,045,288
  Tiffany & Co. ..................................   64,925       2,590,508
  TJX Cos., Inc. .................................  100,935       3,185,509
                                                             --------------
TOTAL SPECIALTY RETAIL                                           54,365,548
                                                             --------------
  TEXTILES, APPAREL & LUXURY GOODS 1.3%
  Coach, Inc.*....................................   93,690       3,002,765
  Jones Apparel Group, Inc. ......................  180,905       3,039,204
  Liz Claiborne, Inc. ............................  138,515       3,032,093
  NIKE, Inc. -- Class B...........................   44,540       2,750,790
  Polo Ralph Lauren Corp. ........................   47,445       2,874,693
  V.F. Corp. .....................................   39,825       3,081,260
                                                             --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           17,780,805
                                                             --------------
  THRIFTS & MORTGAGE FINANCE 1.5%
  Countrywide Financial Corp. ....................  347,330       2,417,417
  Federal Home Loan Mortgage Corp. ...............   96,695       2,938,561
  Federal National Mortgage Association...........   82,105       2,780,075
  Hudson City Bancorp, Inc. ......................  202,665       3,319,653
  MGIC Investment Corp. ..........................  130,740       2,418,690
  Sovereign Bancorp, Inc. ........................  256,231       3,195,200
  Washington Mutual, Inc. ........................  208,465       4,152,623
                                                             --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                 21,222,219
                                                             --------------
  TOBACCO 0.6%
  Altria Group, Inc. .............................   38,100       2,888,742
  Reynolds American, Inc. ........................   44,045       2,789,370
  UST, Inc. ......................................   53,750       2,792,850
                                                             --------------
TOTAL TOBACCO                                                     8,470,962
                                                             --------------
  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................   32,800       2,609,896
                                                             --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                            2,609,896
                                                             --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower Corp. -- Class A*................   70,880       2,660,127
  Sprint Nextel Corp. ............................  216,555       2,280,323
                                                             --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         4,940,450
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,608,166,120)                                       1,404,720,877
                                                             --------------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................  101,102         101,102
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $101,102)                                                   101,102
                                                             --------------
TOTAL INVESTMENTS 99.7%
  (Cost $1,608,267,222)                                       1,404,821,979
                                                             --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.3%                       4,005,324
                                                             --------------
NET ASSETS--100.0%                                           $1,408,827,303



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                     MARKET
                                                       SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co. .....................................     82,159    $6,833,985
  United Technologies Corp. ......................    103,758     7,616,875
                                                               ------------
TOTAL AEROSPACE & DEFENSE                                        14,450,860
                                                               ------------
  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service, Inc. -- Class B..........     70,053     5,125,078
                                                               ------------
TOTAL AIR FREIGHT & LOGISTICS                                     5,125,078
                                                               ------------
  BEVERAGES 4.1%
  Coca-Cola Co. ..................................    241,017    14,260,976
  PepsiCo, Inc. ..................................    169,960    11,589,572
                                                               ------------
TOTAL BEVERAGES                                                  25,850,548
                                                               ------------
  BIOTECHNOLOGY 1.4%
  Amgen, Inc.*....................................    113,209     5,274,407
  Genentech, Inc.*................................     48,568     3,408,988
                                                               ------------
TOTAL BIOTECHNOLOGY                                               8,683,395
                                                               ------------
  CAPITAL MARKETS 3.1%
  Goldman Sachs Group, Inc. ......................     44,258     8,885,679
  Merrill Lynch & Co., Inc. ......................     92,348     5,208,427
  Morgan Stanley..................................    111,657     5,519,205
                                                               ------------
TOTAL CAPITAL MARKETS                                            19,613,311
                                                               ------------
  COMMERCIAL BANKS 3.2%
  Wachovia Corp. .................................    199,843     7,779,888
  Wells Fargo & Co. ..............................    350,418    11,917,716
                                                               ------------
TOTAL COMMERCIAL BANKS                                           19,697,604
                                                               ------------
  COMMUNICATIONS EQUIPMENT 3.7%
  Cisco Systems, Inc.*............................    632,786    15,503,257
  QUALCOMM, Inc. .................................    173,907     7,377,135
                                                               ------------
TOTAL COMMUNICATIONS EQUIPMENT                                   22,880,392
                                                               ------------
  COMPUTERS & PERIPHERALS 6.4%
  Apple, Inc.*....................................     90,246    12,215,699
  Hewlett-Packard Co. ............................    279,272    12,218,150
  International Business Machines Corp. ..........    142,315    15,276,092
                                                               ------------
TOTAL COMPUTERS & PERIPHERALS                                    39,709,941
                                                               ------------
  CONSUMER FINANCE 1.0%
  American Express Co. ...........................    108,055     5,329,273
  Discover Financial Services.....................     49,714       869,995
                                                               ------------
TOTAL CONSUMER FINANCE                                            6,199,268
                                                               ------------
  DIVERSIFIED FINANCIAL SERVICES 8.4%
  Bank of America Corp. ..........................    463,041    20,535,868
  Citigroup, Inc. ................................    516,116    14,564,794
  JPMorgan Chase & Co. ...........................    356,442    16,948,817
                                                               ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             52,049,479
                                                               ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 5.9%
  AT&T, Inc. .....................................    643,314    24,761,156
  Verizon Communications, Inc. ...................    302,941    11,766,228
                                                               ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     36,527,384
                                                               ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Tyco Electronics, Ltd. .........................     51,713     1,748,417
                                                               ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          1,748,417
                                                               ------------
  ENERGY EQUIPMENT & SERVICES 1.5%
  Schlumberger, Ltd. .............................    122,974     9,279,618
                                                               ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                 9,279,618
                                                               ------------

12



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  FOOD & STAPLES RETAILING 2.0%
  Wal-Mart Stores, Inc. ..........................    251,579   $12,800,340
                                                               ------------
TOTAL FOOD & STAPLES RETAILING                                   12,800,340
                                                               ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
  Covidien, Ltd. .................................     51,713     2,307,951
                                                               ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            2,307,951
                                                               ------------
  HEALTH CARE PROVIDERS & SERVICES 1.1%
  UnitedHealth Group, Inc. .......................    139,821     7,108,500
                                                               ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                            7,108,500
                                                               ------------
  HOUSEHOLD PRODUCTS 3.5%
  Procter & Gamble Co. ...........................    328,559    21,668,466
                                                               ------------
TOTAL HOUSEHOLD PRODUCTS                                         21,668,466
                                                               ------------
  INDUSTRIAL CONGLOMERATES 6.4%
  General Electric Co. ...........................  1,073,467    38,011,466
  Tyco International, Ltd. .......................     51,713     2,035,424
                                                               ------------
TOTAL INDUSTRIAL CONGLOMERATES                                   40,046,890
                                                               ------------
  INSURANCE 2.1%
  American International Group, Inc. .............    233,875    12,900,545
                                                               ------------
TOTAL INSURANCE                                                  12,900,545
                                                               ------------
  INTERNET SOFTWARE & SERVICES 2.2%
  Google, Inc. -- Class A*........................     23,933    13,505,392
                                                               ------------
TOTAL INTERNET SOFTWARE & SERVICES                               13,505,392
                                                               ------------
  MEDIA 3.6%
  Comcast Corp. -- Class A*.......................    308,151     5,596,022
  News Corp. -- Class A...........................    237,777     4,493,985
  Time Warner, Inc. ..............................    393,004     6,185,883
  Walt Disney Co. ................................    206,763     6,188,417
                                                               ------------
TOTAL MEDIA                                                      22,464,307
                                                               ------------
  OIL, GAS & CONSUMABLE FUELS 13.4%
  Chevron Corp. ..................................    224,244    18,948,618
  ConocoPhillips..................................    170,535    13,697,371
  Exxon Mobil Corp. ..............................    587,784    50,784,538
                                                               ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                83,430,527
                                                               ------------
  PHARMACEUTICALS 10.7%
  Abbott Laboratories.............................    160,717     9,048,367
  Eli Lilly & Co. ................................    103,646     5,339,842
  Johnson & Johnson...............................    302,223    19,118,627
  Merck & Co., Inc. ..............................    226,132    10,465,389
  Pfizer, Inc. ...................................    732,282    17,128,076
  Wyeth...........................................    140,350     5,585,930
                                                               ------------
TOTAL PHARMACEUTICALS                                            66,686,231
                                                               ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Intel Corp. ....................................    606,312    12,853,814
                                                               ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   12,853,814
                                                               ------------
  SOFTWARE 5.8%
  Microsoft Corp. ................................    856,466    27,920,791
  Oracle Corp.*...................................    402,303     8,267,327
                                                               ------------
TOTAL SOFTWARE                                                   36,188,118
                                                               ------------
  SPECIALTY RETAIL 1.0%
  Home Depot, Inc. ...............................    204,773     6,280,388
                                                               ------------
TOTAL SPECIALTY RETAIL                                            6,280,388
                                                               ------------

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  TOBACCO 2.7%
  Altria Group, Inc. .............................    219,448   $16,638,547
                                                               ------------
TOTAL TOBACCO                                                    16,638,547
                                                               ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.5%
  Sprint Nextel Corp. ............................    293,467     3,090,208
                                                               ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         3,090,208
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $645,280,263)                                           619,785,519
                                                               ------------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  1,835,591     1,835,591
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,835,591)                                               1,835,591
                                                               ------------
TOTAL INVESTMENTS 99.9%
  (Cost $647,115,854)                                           621,621,110
                                                               ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                         682,689
                                                               ------------
NET ASSETS--100.0%                                             $622,303,799
---------------------------------------------------------------------------



* Non-Income Producing Security.

14



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS  (Unaudited)                            January 31, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 99.1%
  AEROSPACE & DEFENSE 0.3%
  Northrop Grumman Corp. .........................    1,304     $103,485
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        103,485
                                                             -----------
  AUTOMOBILES 0.7%
  Ford Motor Co.*.................................   41,660      276,622
                                                             -----------
TOTAL AUTOMOBILES                                                276,622
                                                             -----------
  BUILDING PRODUCTS 0.8%
  Masco Corp. ....................................   12,845      294,536
                                                             -----------
TOTAL BUILDING PRODUCTS                                          294,536
                                                             -----------
  CAPITAL MARKETS 4.4%
  American Capital Strategies, Ltd. ..............    8,024      282,204
  Bear Stearns Cos., Inc. ........................    2,851      257,445
  E*TRADE Financial Corp.*........................  119,890      595,854
  Lehman Brothers Holdings, Inc. .................    1,764      113,196
  Merrill Lynch & Co., Inc. ......................    3,155      177,942
  Morgan Stanley..................................    4,540      224,412
                                                             -----------
TOTAL CAPITAL MARKETS                                          1,651,053
                                                             -----------
  CHEMICALS 1.5%
  Ashland, Inc. ..................................    7,434      338,470
  Dow Chemical Co. ...............................    5,480      211,857
                                                             -----------
TOTAL CHEMICALS                                                  550,327
                                                             -----------
  COMMERCIAL BANKS 12.5%
  BB&T Corp. .....................................    7,982      289,587
  Comerica, Inc. .................................    7,256      316,507
  Fifth Third Bancorp.............................    8,992      243,683
  First Horizon National Corp. ...................   22,634      490,479
  Huntington Bancshares, Inc. ....................   23,942      322,020
  KeyCorp.........................................   14,992      392,041
  M&T Bank Corp. .................................    1,581      145,088
  Marshall & Ilsley Corp. ........................    9,623      268,482
  National City Corp. ............................   28,914      514,380
  PNC Financial Services Group, Inc. .............    1,637      107,420
  Regions Financial Corp. ........................   15,277      385,592
  SunTrust Banks, Inc. ...........................    3,458      238,429
  U.S. Bancorp....................................    4,834      164,114
  Wachovia Corp. .................................    9,080      353,484
  Wells Fargo & Co. ..............................    4,538      154,337
  Zions Bancorp...................................    4,418      241,841
                                                             -----------
TOTAL COMMERCIAL BANKS                                         4,627,484
                                                             -----------
  COMMERCIAL SERVICES & SUPPLIES 1.1%
  Allied Waste Industries, Inc.*..................   15,216      149,878
  Avery Dennison Corp. ...........................    2,087      108,148
  R.R. Donnelley & Sons Co. ......................    4,232      147,654
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             405,680
                                                             -----------
  CONSUMER FINANCE 0.5%
  Capital One Financial Corp. ....................    3,239      177,530
                                                             -----------
TOTAL CONSUMER FINANCE                                           177,530
                                                             -----------
  CONTAINERS & PACKAGING 0.5%
  Bemis Co., Inc. ................................    7,278      197,816
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     197,816
                                                             -----------
  DIVERSIFIED FINANCIAL SERVICES 4.1%
  Bank of America Corp. ..........................    6,932      307,434
  CIT Group, Inc. ................................   23,756      664,218
  Citigroup, Inc. ................................   11,058      312,057
  JPMorgan Chase & Co. ...........................    4,888      232,424
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                           1,516,133
                                                             -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
  AT&T, Inc. .....................................    3,288      126,555
  Citizens Communications Co. ....................   16,844      193,201
  Embarq Corp. ...................................    4,531      205,254

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Verizon Communications, Inc. ...................    4,758     $184,801
  Windstream Corp. ...............................   12,410      144,080
                                                             -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     853,891
                                                             -----------
  ELECTRIC UTILITIES 5.4%
  American Electric Power Co., Inc. ..............    3,454      147,935
  Duke Energy Corp. ..............................   16,936      316,026
  Integrys Energy Group, Inc. ....................    9,886      480,657
  Pepco Holdings, Inc. ...........................   10,338      263,206
  Pinnacle West Capital Corp. ....................    8,354      320,961
  Progress Energy, Inc. ..........................    6,808      307,517
  Southern Co. ...................................    4,292      156,014
                                                             -----------
TOTAL ELECTRIC UTILITIES                                       1,992,316
                                                             -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Jabil Circuit, Inc. ............................   23,339      309,242
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         309,242
                                                             -----------
  FOOD & STAPLES RETAILING 1.6%
  Kroger Co. .....................................    6,144      156,365
  Safeway, Inc. ..................................    3,552      110,077
  SUPERVALU, Inc. ................................   10,791      324,377
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   590,819
                                                             -----------
  FOOD PRODUCTS 1.7%
  Dean Foods Co. .................................    7,056      197,568
  Tyson Foods, Inc. -- Class A....................   31,035      442,249
                                                             -----------
TOTAL FOOD PRODUCTS                                              639,817
                                                             -----------
  GAS UTILITIES 0.8%
  Nicor, Inc. ....................................    6,887      282,367
                                                             -----------
TOTAL GAS UTILITIES                                              282,367
                                                             -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
  Covidien, Ltd. .................................    3,192      142,459
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           142,459
                                                             -----------
  HEALTH CARE PROVIDERS & SERVICES 2.6%
  AmerisourceBergen Corp. ........................    9,506      443,455
  Cardinal Health, Inc. ..........................    2,950      171,012
  McKesson Corp. .................................    3,190      200,300
  Tenet Healthcare Corp.*.........................   31,926      141,432
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           956,199
                                                             -----------
  HOTELS, RESTAURANTS & LEISURE 0.3%
  Carnival Corp. .................................    2,492      110,869
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              110,869
                                                             -----------
  HOUSEHOLD DURABLES 10.5%
  Centex Corp. ...................................   17,462      485,094
  D.R. Horton, Inc. ..............................   55,666      960,239
  KB HOME.........................................   35,819      985,022
  Leggett & Platt, Inc. ..........................   15,395      292,813
  Lennar Corp. -- Class A.........................   41,617      857,310
  Whirlpool Corp. ................................    3,687      313,801
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       3,894,279
                                                             -----------
  INDUSTRIAL CONGLOMERATES 0.6%
  Tyco International, Ltd. .......................    5,250      206,640
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   206,640
                                                             -----------
  INSURANCE 6.5%
  ACE, Ltd. ......................................    2,304      134,415
  Allstate Corp. .................................    5,797      285,618
  Ambac Financial Group, Inc. ....................   13,210      154,821
  Chubb Corp. ....................................    2,035      105,393
  Cincinnati Financial Corp. .....................    5,715      220,256
  Genworth Financial, Inc. -- Class A.............    8,238      200,513

16



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Hartford Financial Services Group, Inc. ........    1,830     $147,809
  Lincoln National Corp. .........................    2,860      155,470
  Marsh & McLennan Cos., Inc. ....................    7,694      212,354
  MBIA, Inc. .....................................   19,864      307,892
  Travelers Cos., Inc. ...........................    4,507      216,787
  XL Capital, Ltd. -- Class A.....................    6,196      278,820
                                                             -----------
TOTAL INSURANCE                                                2,420,148
                                                             -----------
  IT SERVICES 0.7%
  Electronic Data Systems Corp. ..................   13,672      274,807
                                                             -----------
TOTAL IT SERVICES                                                274,807
                                                             -----------
  LEISURE EQUIPMENT & PRODUCTS 2.0%
  Brunswick Corp. ................................   23,802      452,000
  Eastman Kodak Co. ..............................    8,648      172,354
  Mattel, Inc. ...................................    5,672      119,169
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               743,523
                                                             -----------
  MEDIA 3.0%
  CBS Corp. -- Class B............................   10,982      276,637
  Gannett Co., Inc. ..............................   10,279      380,323
  New York Times Co. -- Class A...................   19,326      323,517
  Time Warner, Inc. ..............................    8,995      141,581
                                                             -----------
TOTAL MEDIA                                                    1,122,058
                                                             -----------
  MULTI-UTILITIES 6.6%
  Ameren Corp. ...................................    4,542      203,527
  CenterPoint Energy, Inc. .......................   11,584      185,460
  CMS Energy Corp. ...............................    9,430      147,768
  Consolidated Edison, Inc. ......................    6,472      282,050
  Dominion Resources, Inc. .......................    2,671      114,853
  DTE Energy Co. .................................    8,806      375,576
  NiSource, Inc. .................................   26,075      495,164
  PG&E Corp. .....................................    3,542      145,364
  TECO Energy, Inc. ..............................   17,048      284,190
  Xcel Energy, Inc. ..............................   11,060      229,937
                                                             -----------
TOTAL MULTI-UTILITIES                                          2,463,889
                                                             -----------
  MULTILINE RETAIL 3.4%
  Big Lots, Inc.*.................................    6,794      117,944
  Dillard's, Inc. -- Class A......................   36,093      715,724
  Federated Department Stores, Inc. ..............   10,232      282,812
  J.C. Penney Co., Inc. ..........................    3,490      165,461
                                                             -----------
TOTAL MULTILINE RETAIL                                         1,281,941
                                                             -----------
  OIL, GAS & CONSUMABLE FUELS 1.5%
  Spectra Energy Corp. ...........................   25,041      571,936
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                571,936
                                                             -----------
  PAPER & FOREST PRODUCTS 1.9%
  International Paper Co. ........................    9,244      298,119
  MeadWestvaco Corp. .............................    4,494      125,832
  Weyerhaeuser Co. ...............................    4,240      287,133
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    711,084
                                                             -----------
  PHARMACEUTICALS 0.4%
  Pfizer, Inc. ...................................    6,884      161,017
                                                             -----------
TOTAL PHARMACEUTICALS                                            161,017
                                                             -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.5%
  Apartment Investment & Management Co. -- Class
     A............................................    7,150      283,426
  Developers Diversified Realty Corp. ............    4,335      178,385
  Equity Residential Properties Trust.............    5,708      213,536
  General Growth Properties, Inc. ................    2,974      108,611
  Host Hotels & Resorts, Inc. ....................    9,206      154,109
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                      938,067
                                                             -----------

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  ROAD & RAIL 1.1%
  Ryder System, Inc. .............................    7,561     $393,626
                                                             -----------
TOTAL ROAD & RAIL                                                393,626
                                                             -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
  Micron Technology, Inc.*........................   31,453      221,115
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   221,115
                                                             -----------
  SPECIALTY RETAIL 6.8%
  AutoNation, Inc.*...............................   30,833      501,961
  Circuit City Stores, Inc. ......................  156,719      852,551
  Limited Brands, Inc. ...........................    8,998      171,772
  Office Depot, Inc.*.............................   15,074      223,548
  OfficeMax, Inc. ................................   31,749      786,423
                                                             -----------
TOTAL SPECIALTY RETAIL                                         2,536,255
                                                             -----------
  TEXTILES, APPAREL & LUXURY GOODS 1.9%
  Jones Apparel Group, Inc. ......................   32,404      544,387
  Liz Claiborne, Inc. ............................    7,356      161,023
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           705,410
                                                             -----------
  THRIFTS & MORTGAGE FINANCE 5.8%
  Countrywide Financial Corp. ....................   55,699      387,665
  Federal Home Loan Mortgage Corp. ...............   17,029      517,511
  Sovereign Bancorp, Inc. ........................   27,629      344,534
  Washington Mutual, Inc. ........................   44,936      895,125
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                               2,144,835
                                                             -----------
  TOBACCO 0.4%
  Reynolds American, Inc. ........................    2,148      136,033
                                                             -----------
TOTAL TOBACCO                                                    136,033
                                                             -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Sprint Nextel Corp. ............................   20,448      215,316
                                                             -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                        215,316
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $39,657,384)                                          36,820,624
                                                             -----------

SHORT TERM INVESTMENTS 0.7%
  SSgA Prime Money Market Fund....................  266,260      266,260
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $266,260)                                                266,260
                                                             -----------
TOTAL INVESTMENTS 99.8%
  (Cost $39,923,644)                                          37,086,884
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                       64,517
                                                             -----------
NET ASSETS--100.0%                                           $37,151,401
------------------------------------------------------------------------



* Non-Income Producing Security.

18



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.3%
  General Dynamics Corp. .........................    2,670     $225,508
  L-3 Communications Holdings, Inc. ..............    2,690      298,133
  Lockheed Martin Corp. ..........................    2,690      290,305
  Rockwell Collins, Inc. .........................    4,421      279,407
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                      1,093,353
                                                             -----------
  AIR FREIGHT & LOGISTICS 1.3%
  C.H. Robinson Worldwide, Inc. ..................    4,780      265,481
  Expeditors International of Washington, Inc. ...    7,631      360,870
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                    626,351
                                                             -----------
  AUTO COMPONENTS 0.9%
  Goodyear Tire & Rubber Co.*.....................   16,221      408,283
                                                             -----------
TOTAL AUTO COMPONENTS                                            408,283
                                                             -----------
  AUTOMOBILES 0.7%
  Harley-Davidson, Inc. ..........................    8,691      352,681
                                                             -----------
TOTAL AUTOMOBILES                                                352,681
                                                             -----------
  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................    6,270      291,680
  Pepsi Bottling Group, Inc. .....................    8,021      279,532
  PepsiCo, Inc. ..................................    3,100      211,389
                                                             -----------
TOTAL BEVERAGES                                                  782,601
                                                             -----------
  BIOTECHNOLOGY 3.3%
  Amgen, Inc.*....................................    7,421      345,744
  Biogen Idec, Inc.*..............................    5,440      331,568
  Celgene Corp.*..................................    5,300      297,383
  Genzyme Corp.*..................................    2,630      205,482
  Gilead Sciences, Inc.*..........................    8,071      368,764
                                                             -----------
TOTAL BIOTECHNOLOGY                                            1,548,941
                                                             -----------
  BUILDING PRODUCTS 0.7%
  Trane, Inc. ....................................    7,310      327,342
                                                             -----------
TOTAL BUILDING PRODUCTS                                          327,342
                                                             -----------
  CAPITAL MARKETS 1.1%
  Federated Investors, Inc. -- Class B............    8,121      345,711
  Franklin Resources, Inc. .......................    1,870      194,910
                                                             -----------
TOTAL CAPITAL MARKETS                                            540,621
                                                             -----------
  CHEMICALS 0.9%
  Ecolab, Inc. ...................................    4,701      226,823
  Sigma-Aldrich Corp. ............................    4,200      208,572
                                                             -----------
TOTAL CHEMICALS                                                  435,395
                                                             -----------
  COMMERCIAL BANKS 0.5%
  Commerce Bancorp, Inc. .........................    5,971      227,555
                                                             -----------
TOTAL COMMERCIAL BANKS                                           227,555
                                                             -----------
  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Equifax, Inc. ..................................    5,820      215,864
  Pitney Bowes, Inc. .............................    7,080      259,836
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             475,700
                                                             -----------
  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc.*............................   12,181      298,434
  Motorola, Inc. .................................   22,132      255,182
  QUALCOMM, Inc. .................................    8,431      357,643
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   911,259
                                                             -----------
  COMPUTERS & PERIPHERALS 3.8%
  Apple, Inc.*....................................    2,380      322,157
  Dell, Inc.*.....................................   17,921      359,137
  Lexmark International, Inc. -- Class A*.........   10,231      370,465
  Network Appliance, Inc.*........................   10,851      251,960
  QLogic Corp.*...................................   14,591      208,651
  SanDisk Corp.*..................................   11,391      289,901
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                  1,802,271
                                                             -----------

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  CONSTRUCTION & ENGINEERING 0.3%
  Jacobs Engineering Group, Inc.*.................    1,630     $124,597
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING                                 124,597
                                                             -----------
  CONSUMER FINANCE 1.4%
  American Express Co. ...........................    4,000      197,280
  SLM Corp. ......................................   21,482      467,233
                                                             -----------
TOTAL CONSUMER FINANCE                                           664,513
                                                             -----------
  CONTAINERS & PACKAGING 1.3%
  Ball Corp. .....................................    9,371      430,035
  Pactiv Corp.*...................................    7,080      202,559
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     632,594
                                                             -----------
  DIVERSIFIED CONSUMER SERVICES 2.0%
  Apollo Group, Inc. -- Class A*..................    7,631      608,496
  H&R Block, Inc. ................................   17,591      338,979
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                              947,475
                                                             -----------
  DIVERSIFIED FINANCIAL SERVICES 3.9%
  CME Group, Inc. ................................      630      389,907
  IntercontinentalExchange, Inc.*.................    3,210      449,272
  Leucadia National Corp. ........................    7,670      338,784
  Moody's Corp. ..................................   14,511      507,740
  NYSE Euronext...................................    2,010      158,086
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                           1,843,789
                                                             -----------
  ELECTRICAL EQUIPMENT 0.3%
  Rockwell Automation, Inc. ......................    2,920      166,498
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       166,498
                                                             -----------
  ENERGY EQUIPMENT & SERVICES 3.3%
  Baker Hughes, Inc. .............................    2,150      139,599
  BJ Services Co. ................................   11,921      259,282
  Cameron International Corp.*....................    3,260      131,248
  Halliburton Co. ................................    8,051      267,052
  Schlumberger, Ltd. .............................    4,000      301,840
  Smith International, Inc. ......................    3,300      178,893
  Transocean, Inc.*...............................    2,320      284,432
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                              1,562,346
                                                             -----------
  FOOD PRODUCTS 2.2%
  Campbell Soup Co. ..............................    7,901      249,751
  Hershey Co. ....................................    8,001      289,636
  Kellogg Co. ....................................    5,880      281,652
  Wm. Wrigley Jr. Co. ............................    3,550      203,876
                                                             -----------
TOTAL FOOD PRODUCTS                                            1,024,915
                                                             -----------
  GAS UTILITIES 0.4%
  Questar Corp. ..................................    4,200      213,822
                                                             -----------
TOTAL GAS UTILITIES                                              213,822
                                                             -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.6%
  Becton, Dickinson & Co. ........................    2,400      207,672
  C.R. Bard, Inc. ................................    2,310      223,077
  Hospira, Inc.*..................................    6,651      273,423
  Medtronic, Inc. ................................    6,390      297,582
  St Jude Medical, Inc.*..........................    8,371      339,109
  Stryker Corp. ..................................    4,330      289,980
  Varian Medical Systems, Inc.*...................    8,721      453,405
  Zimmer Holdings, Inc.*..........................    7,691      601,974
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         2,686,222
                                                             -----------
  HEALTH CARE PROVIDERS & SERVICES 4.5%
  Coventry Health Care, Inc.*.....................    7,490      423,784
  Express Scripts, Inc.*..........................    7,071      477,222
  Laboratory Corp. of America Holdings*...........    3,960      292,565
  Patterson Cos., Inc.*...........................    9,561      306,334
  Quest Diagnostics, Inc. ........................    4,910      242,161
  UnitedHealth Group, Inc. .......................    7,441      378,301
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         2,120,367
                                                             -----------

20



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  HEALTH CARE TECHNOLOGY 0.9%
  IMS Health, Inc. ...............................   17,231     $411,649
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                     411,649
                                                             -----------
  HOTELS, RESTAURANTS & LEISURE 2.7%
  Darden Restaurants, Inc. .......................   11,301      320,044
  International Game Technology...................    6,171      263,317
  Starbucks Corp.*................................   20,172      381,453
  Yum! Brands, Inc. ..............................    8,871      303,033
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            1,267,847
                                                             -----------
  HOUSEHOLD DURABLES 1.2%
  Black & Decker Corp. ...........................    5,210      377,933
  Harman International Industries, Inc. ..........    4,640      216,085
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         594,018
                                                             -----------
  HOUSEHOLD PRODUCTS 1.5%
  Clorox Co. .....................................    6,400      392,448
  Colgate-Palmolive Co. ..........................    4,010      308,770
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         701,218
                                                             -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.2%
  AES Corp.*......................................   13,821      263,705
  Constellation Energy Group, Inc. ...............    3,150      295,974
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS               559,679
                                                             -----------
  INSURANCE 1.9%
  Progressive Corp. ..............................   25,562      474,431
  SAFECO Corp. ...................................    7,630      407,213
                                                             -----------
TOTAL INSURANCE                                                  881,644
                                                             -----------
  INTERNET & CATALOG RETAIL 1.9%
  Amazon.com, Inc.*...............................    6,400      497,280
  Expedia, Inc.*..................................   17,031      392,054
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL                                  889,334
                                                             -----------
  INTERNET SOFTWARE & SERVICES 3.3%
  Akamai Technologies, Inc.*......................    8,651      261,260
  eBay, Inc.*.....................................   11,631      312,758
  Google, Inc. -- Class A*........................    1,010      569,943
  Yahoo!, Inc.*...................................   21,562      413,559
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                             1,557,520
                                                             -----------
  IT SERVICES 2.6%
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................   15,741      439,174
  Fiserv, Inc.*...................................    6,530      335,446
  Total System Services, Inc. ....................   11,566      267,175
  Western Union Co. ..............................    8,300      185,920
                                                             -----------
TOTAL IT SERVICES                                              1,227,715
                                                             -----------
  LIFE SCIENCES TOOLS & SERVICES 0.6%
  Waters Corp.*...................................    5,160      296,442
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             296,442
                                                             -----------
  MACHINERY 2.7%
  Caterpillar, Inc. ..............................    4,790      340,761
  Cummins, Inc. ..................................    5,540      267,471
  Danaher Corp. ..................................    3,350      249,407
  ITT Corp. ......................................    3,330      197,902
  Terex Corp.*....................................    3,880      227,989
                                                             -----------
TOTAL MACHINERY                                                1,283,530
                                                             -----------

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  MEDIA 0.9%
  McGraw-Hill Cos., Inc. .........................    5,180     $221,497
  Omnicom Group, Inc. ............................    4,950      224,581
                                                             -----------
TOTAL MEDIA                                                      446,078
                                                             -----------
  METALS & MINING 3.8%
  Freeport-McMoRan Copper & Gold, Inc. ...........    4,680      416,660
  Nucor Corp. ....................................    8,431      487,312
  Titanium Metals Corp. ..........................   17,882      388,755
  United States Steel Corp. ......................    4,971      507,589
                                                             -----------
TOTAL METALS & MINING                                          1,800,316
                                                             -----------
  MULTILINE RETAIL 2.1%
  Kohl's Corp.*...................................    5,981      272,973
  Sears Holdings Corp.*...........................    6,540      722,604
                                                             -----------
TOTAL MULTILINE RETAIL                                           995,577
                                                             -----------
  OIL, GAS & CONSUMABLE FUELS 8.5%
  Apache Corp. ...................................    3,970      378,897
  Chesapeake Energy Corp. ........................    9,111      339,203
  ConocoPhillips..................................    4,721      379,191
  CONSOL Energy, Inc. ............................    2,870      209,510
  Devon Energy Corp. .............................    3,230      274,485
  EOG Resources, Inc. ............................    4,600      402,500
  Exxon Mobil Corp. ..............................    3,510      303,264
  Murphy Oil Corp. ...............................    4,350      319,899
  Sunoco, Inc. ...................................    8,341      518,810
  Valero Energy Corp. ............................    6,120      362,243
  XTO Energy, Inc. ...............................   10,461      543,344
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              4,031,346
                                                             -----------
  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc. ............................    8,811      308,561
  Estee Lauder Cos., Inc -- Class A...............    5,920      249,824
                                                             -----------
TOTAL PERSONAL PRODUCTS                                          558,385
                                                             -----------
  PHARMACEUTICALS 2.1%
  Barr Pharmaceuticals, Inc.*.....................    5,190      270,866
  Forest Laboratories, Inc.*......................   12,381      492,392
  Johnson & Johnson...............................    3,550      224,573
                                                             -----------
TOTAL PHARMACEUTICALS                                            987,831
                                                             -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
  CB Richard Ellis Group, Inc. -- Class A*........   27,942      542,354
                                                             -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                       542,354
                                                             -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
  MEMC Electronic Materials, Inc.*................    2,420      172,933
  National Semiconductor Corp. ...................    7,981      147,090
  NVIDIA Corp.*...................................    6,631      163,056
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   483,079
                                                             -----------
  SOFTWARE 5.0%
  Adobe Systems, Inc.*............................    8,321      290,652
  Autodesk, Inc.*.................................    7,230      297,514
  BMC Software, Inc.*.............................    3,790      121,432
  Citrix Systems, Inc.*...........................    6,520      225,722
  Electronic Arts, Inc.*..........................    3,820      180,953
  Intuit, Inc.*...................................   13,081      401,456
  Microsoft Corp. ................................    8,161      266,049
  Oracle Corp.*...................................   15,171      311,764
  Symantec Corp.*.................................   15,521      278,292
                                                             -----------
TOTAL SOFTWARE                                                 2,373,834
                                                             -----------

22



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  SPECIALTY RETAIL 5.6%
  Abercrombie & Fitch Co. -- Class A..............    5,870     $467,780
  AutoZone, Inc.*.................................    3,360      406,157
  Bed Bath & Beyond, Inc.*........................   14,701      473,960
  Best Buy Co., Inc. .............................    5,901      288,028
  GameStop Corp. -- Class A*......................    3,820      197,608
  Lowe's Cos., Inc. ..............................   14,481      382,878
  TJX Cos., Inc. .................................   14,371      453,549
                                                             -----------
TOTAL SPECIALTY RETAIL                                         2,669,960
                                                             -----------
  TEXTILES, APPAREL & LUXURY GOODS 2.1%
  Coach, Inc.*....................................   19,411      622,123
  NIKE, Inc. -- Class B...........................    3,590      221,718
  Polo Ralph Lauren Corp. ........................    2,920      176,923
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         1,020,764
                                                             -----------
  TOBACCO 0.6%
  UST, Inc. ......................................    5,402      280,688
                                                             -----------
TOTAL TOBACCO                                                    280,688
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $51,249,988)                                          47,380,299
                                                             -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  119,619      119,619
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $119,619)                                                119,619
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $51,369,607)                                          47,499,918
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                    10,970
                                                             -----------
NET ASSETS--100.0%                                           $47,510,888
------------------------------------------------------------------------



* Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 96.7%
  AIRLINES 1.5%
  Alaska Air Group, Inc.*.........................    5,920     $149,776
  JetBlue Airways Corp.*..........................   10,660       73,661
                                                             -----------
TOTAL AIRLINES                                                   223,437
                                                             -----------
  AUTO COMPONENTS 4.8%
  ArvinMeritor, Inc. .............................   30,630      415,956
  Lear Corp.*.....................................    4,970      145,919
  Modine Manufacturing Co. .......................   10,560      163,046
                                                             -----------
TOTAL AUTO COMPONENTS                                            724,921
                                                             -----------
  CHEMICALS 4.4%
  Cabot Corp. ....................................    1,460       43,406
  Chemtura Corp. .................................   20,100      134,670
  Ferro Corp. ....................................    4,950       87,516
  Lubrizol Corp. .................................      780       41,036
  Olin Corp. .....................................    5,900      120,891
  RPM International, Inc. ........................    5,550      120,102
  Sensient Technologies Corp. ....................    1,690       44,886
  Valspar Corp. ..................................    3,420       68,503
                                                             -----------
TOTAL CHEMICALS                                                  661,010
                                                             -----------
  COMMERCIAL BANKS 4.8%
  Associated Banc-Corp. ..........................    3,670      103,421
  Colonial BancGroup, Inc. .......................   10,060      157,942
  First Community Bancorp.........................    1,590       56,493
  FirstMerit Corp. ...............................    4,640      103,797
  TCF Financial Corp. ............................    5,820      123,675
  Webster Financial Corp. ........................    3,620      122,609
  Wilmington Trust Corp. .........................    1,450       50,561
                                                             -----------
TOTAL COMMERCIAL BANKS                                           718,498
                                                             -----------
  COMMERCIAL SERVICES & SUPPLIES 2.2%
  Kelly Services, Inc. ...........................   14,120      243,146
  Manpower, Inc. .................................    1,530       86,078
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             329,224
                                                             -----------
  COMPUTERS & PERIPHERALS 2.8%
  Diebold, Inc. ..................................    1,760       45,549
  Imation Corp. ..................................   10,120      262,209
  Palm, Inc. .....................................   21,800      118,156
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                    425,914
                                                             -----------
  CONSUMER FINANCE 1.3%
  AmeriCredit Corp.*..............................   14,090      187,538
                                                             -----------
TOTAL CONSUMER FINANCE                                           187,538
                                                             -----------
  CONTAINERS & PACKAGING 0.4%
  Sonoco Products Co. ............................    2,180       67,275
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                      67,275
                                                             -----------
  DIVERSIFIED CONSUMER SERVICES 0.4%
  Regis Corp. ....................................    2,560       64,845
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                               64,845
                                                             -----------
  ELECTRIC UTILITIES 3.6%
  Aquila, Inc.*...................................   12,250       42,997
  Great Plains Energy, Inc. ......................    4,950      138,006
  Hawaiian Electric Industries, Inc. .............    5,770      129,710
  Idacorp, Inc. ..................................    2,360       77,030
  Sierra Pacific Resources........................    2,910       43,563
  Westar Energy, Inc. ............................    4,280      104,261
                                                             -----------
TOTAL ELECTRIC UTILITIES                                         535,567
                                                             -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.1%
  Arrow Electronics, Inc.*........................    1,670       57,148
  Ingram Micro, Inc. -- Class A*..................    8,340      148,285
  KEMET Corp.*....................................   13,620       70,960

24



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Tech Data Corp.*................................    3,000     $103,140
  Vishay Intertechnology, Inc.*...................    8,070       84,654
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         464,187
                                                             -----------
  FOOD & STAPLES RETAILING 0.3%
  Ruddick Corp. ..................................    1,270       43,282
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                    43,282
                                                             -----------
  FOOD PRODUCTS 0.9%
  J.M. Smucker Co. ...............................    1,030       48,132
  Smithfield Foods, Inc.*.........................    3,030       84,385
                                                             -----------
TOTAL FOOD PRODUCTS                                              132,517
                                                             -----------
  GAS UTILITIES 2.5%
  AGL Resources, Inc. ............................    3,170      119,985
  Oneok, Inc. ....................................    2,720      127,840
  WGL Holdings, Inc. .............................    3,980      128,315
                                                             -----------
TOTAL GAS UTILITIES                                              376,140
                                                             -----------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Health Management Associates, Inc. -- Class A...   31,470      169,623
  Kindred Healthcare, Inc.*.......................    6,440      177,357
  Omnicare, Inc. .................................    4,590      101,623
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           448,603
                                                             -----------
  HOTELS, RESTAURANTS & LEISURE 1.7%
  Bob Evans Farms, Inc. ..........................    2,770       82,380
  Boyd Gaming Corp. ..............................    1,320       35,284
  Ruby Tuesday, Inc. .............................   17,360      133,498
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              251,162
                                                             -----------
  HOUSEHOLD DURABLES 4.1%
  Furniture Brands International, Inc. ...........   32,430      309,707
  Ryland Group, Inc. .............................    9,120      307,435
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         617,142
                                                             -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  Black Hills Corp. ..............................    1,900       73,606
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                73,606
                                                             -----------
  INDUSTRIAL CONGLOMERATES 0.3%
  Teleflex, Inc. .................................      780       46,114
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                    46,114
                                                             -----------
  INSURANCE 10.6%
  American Financial Group, Inc. .................    3,450       95,669
  Arthur J. Gallagher & Co. ......................    2,630       66,828
  Commerce Group, Inc. ...........................    2,140       77,361
  Everest Re Group, Ltd. .........................      630       64,065
  Fidelity National Financial, Inc. -- Class A....   19,160      377,260
  First American Corp. ...........................    6,230      271,317
  Hanover Insurance Group, Inc. ..................    1,540       70,147
  Horace Mann Educators Corp. ....................    3,460       63,560
  Mercury General Corp. ..........................    2,070       99,546
  Old Republic International Corp. ...............   11,780      175,875
  Protective Life Corp. ..........................    3,000      119,220
  Unitrin, Inc. ..................................    2,600      106,990
                                                             -----------
TOTAL INSURANCE                                                1,587,838
                                                             -----------
  IT SERVICES 0.7%
  Acxiom Corp. ...................................    9,600      101,856
                                                             -----------
TOTAL IT SERVICES                                                101,856
                                                             -----------

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  MACHINERY 2.1%
  Federal Signal Corp. ...........................   13,780     $159,710
  Timken Co. .....................................    2,310       69,831
  Trinity Industries, Inc. .......................    3,180       90,058
                                                             -----------
TOTAL MACHINERY                                                  319,599
                                                             -----------
  MEDIA 5.4%
  Belo Corp. -- Class A...........................    6,930      115,107
  Entercom Communications Corp. -- Class A........   12,400      152,644
  Lee Enterprises, Inc. ..........................   20,870      249,188
  Media General, Inc. -- Class A..................   11,400      216,828
  Scholastic Corp.*...............................    2,000       68,540
                                                             -----------
TOTAL MEDIA                                                      802,307
                                                             -----------
  METALS & MINING 0.6%
  Worthington Industries, Inc. ...................    5,160       84,572
                                                             -----------
TOTAL METALS & MINING                                             84,572
                                                             -----------
  MULTI-UTILITIES 5.5%
  Alliant Energy Corp. ...........................    2,080       76,752
  Energy East Corp. ..............................    5,900      148,975
  NSTAR...........................................    2,230       72,319
  OGE Energy Corp. ...............................    2,470       80,843
  PNM Resources, Inc. ............................    7,960      153,787
  Puget Energy, Inc. .............................    3,020       78,973
  SCANA Corp. ....................................    2,460       91,733
  Vectren Corp. ..................................    4,510      123,800
                                                             -----------
TOTAL MULTI-UTILITIES                                            827,182
                                                             -----------
  MULTILINE RETAIL 0.3%
  99 Cents Only Stores*...........................    6,130       51,002
                                                             -----------
TOTAL MULTILINE RETAIL                                            51,002
                                                             -----------
  PAPER & FOREST PRODUCTS 0.9%
  Louisiana-Pacific Corp. ........................    9,280      141,706
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    141,706
                                                             -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 8.3%
  BRE Properties, Inc. ...........................    1,150       50,129
  Camden Property Trust...........................    1,790       88,336
  Cousins Properties, Inc. .......................    3,020       80,332
  Duke Realty Corp. ..............................    3,560       84,158
  Equity One, Inc. ...............................    2,850       67,289
  Health Care REIT, Inc. .........................    1,810       77,631
  Highwoods Properties, Inc. .....................    4,150      124,209
  Hospitality Properties Trust....................    4,100      139,195
  Liberty Property Trust..........................    3,740      120,091
  Mack-Cali Realty Corp. .........................    3,670      130,358
  Nationwide Health Properties, Inc. .............    2,480       78,269
  Realty Income Corp. ............................    2,170       52,905
  UDR, Inc. ......................................    3,310       75,567
  Weingarten Realty Investors.....................    2,080       69,930
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                    1,238,399
                                                             -----------
  ROAD & RAIL 4.2%
  Avis Budget Group, Inc.*........................   17,850      238,297
  Werner Enterprises, Inc. .......................    3,960       80,665
  YRC Worldwide, Inc.*............................   17,170      314,383
                                                             -----------
TOTAL ROAD & RAIL                                                633,345
                                                             -----------
  SPECIALTY RETAIL 7.1%
  Barnes & Noble, Inc. ...........................    1,850       62,807
  Borders Group, Inc. ............................   18,210      205,045
  Charming Shoppes, Inc.*.........................   46,000      296,700
  Collective Brands, Inc.*........................    6,140      108,187

26



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Foot Locker, Inc. ..............................   17,270     $236,426
  Rent-A-Center, Inc.*............................    8,970      153,387
                                                             -----------
TOTAL SPECIALTY RETAIL                                         1,062,552
                                                             -----------
  THRIFTS & MORTGAGE FINANCE 6.4%
  Astoria Financial Corp. ........................    2,840       77,191
  First Niagara Financial Group, Inc. ............   10,790      137,249
  IndyMac Bancorp, Inc. ..........................   58,360      476,801
  New York Community Bancorp, Inc. ...............    5,600      103,880
  PMI Group, Inc. ................................   10,700      101,650
  Washington Federal, Inc. .......................    2,640       64,469
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                 961,240
                                                             -----------
  TOBACCO 0.9%
  Universal Corp. ................................    2,850      141,958
                                                             -----------
TOTAL TOBACCO                                                    141,958
                                                             -----------
  TRADING COMPANIES & DISTRIBUTORS 1.1%
  GATX Corp. .....................................    2,620       98,512
  United Rentals, Inc.*...........................    3,580       65,335
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                           163,847
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $16,449,203)                                          14,508,385
                                                             -----------

SHORT TERM INVESTMENTS 3.2%
  SSgA Prime Money Market Fund....................  472,204      472,204
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $472,204)                                                472,204
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $16,921,407)                                          14,980,589
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       19,924
                                                             -----------
NET ASSETS--100.0%                                           $15,000,513
------------------------------------------------------------------------



* Non-Income Producing Security.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 1.1%
  Alliant Techsystems, Inc.*......................   1,970     $208,525
                                                            -----------
TOTAL AEROSPACE & DEFENSE                                       208,525
                                                            -----------
  BEVERAGES 1.5%
  Hansen Natural Corp.*...........................   7,269      280,293
                                                            -----------
TOTAL BEVERAGES                                                 280,293
                                                            -----------
  CAPITAL MARKETS 1.5%
  Eaton Vance Corp. ..............................   3,740      139,390
  SEI Investments Co. ............................   5,049      139,857
                                                            -----------
TOTAL CAPITAL MARKETS                                           279,247
                                                            -----------
  CHEMICALS 1.9%
  CF Industries Holdings, Inc. ...................   1,533      163,924
  Terra Industries, Inc.*.........................   4,180      188,392
                                                            -----------
TOTAL CHEMICALS                                                 352,316
                                                            -----------
  COMMERCIAL SERVICES & SUPPLIES 5.6%
  Copart, Inc.*...................................   2,719      111,153
  Corporate Executive Board Co. ..................   2,959      170,290
  Dun & Bradstreet Corp. .........................   1,789      164,552
  Korn/Ferry International*.......................   8,789      141,415
  Mine Safety Appliances Co. .....................   2,169       96,803
  Navigant Consulting, Inc.*......................  13,499      159,828
  Rollins, Inc. ..................................   6,532      116,204
  Stericycle, Inc.*...............................   1,419       84,090
                                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                          1,044,335
                                                            -----------
  COMMUNICATIONS EQUIPMENT 2.5%
  F5 Networks, Inc.*..............................  10,102      237,700
  Harris Corp. ...................................   1,840      100,629
  Plantronics, Inc. ..............................   6,438      122,966
                                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                                  461,295
                                                            -----------
  COMPUTERS & PERIPHERALS 1.2%
  Western Digital Corp.*..........................   8,405      222,312
                                                            -----------
TOTAL COMPUTERS & PERIPHERALS                                   222,312
                                                            -----------
  DIVERSIFIED CONSUMER SERVICES 5.5%
  Career Education Corp.*.........................   9,244      200,964
  Corinthian Colleges, Inc.*......................  12,628      106,707
  ITT Educational Services, Inc.*.................   2,448      223,625
  Matthews International Corp. -- Class A.........   3,189      155,846
  Sotheby's.......................................   4,029      125,181
  Strayer Education, Inc. ........................   1,210      208,822
                                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                           1,021,145
                                                            -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  Amphenol Corp. .................................   3,590      143,385
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        143,385
                                                            -----------
  ENERGY EQUIPMENT & SERVICES 1.7%
  FMC Technologies, Inc.*.........................   2,568      123,675
  Grant Prideco, Inc.*............................   3,740      186,177
                                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES                               309,852
                                                            -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.4%
  Gen-Probe, Inc.*................................   2,570      146,875
  Hologic, Inc.*..................................   3,449      221,978
  Intuitive Surgical, Inc.*.......................     890      226,060
  Kinetic Concepts, Inc.*.........................   5,119      254,824
  ResMed, Inc.*...................................   3,401      158,419
                                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        1,008,156
                                                            -----------

28



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  HEALTH CARE PROVIDERS & SERVICES 6.0%
  Apria Healthcare Group, Inc.*...................   8,329     $176,741
  Community Health Systems, Inc.*.................   4,208      135,077
  Henry Schein, Inc.*.............................   1,820      105,797
  Lincare Holdings, Inc.*.........................   4,949      165,346
  Psychiatric Solutions, Inc.*....................  10,189      307,402
  VCA Antech, Inc.*...............................   5,839      225,736
                                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        1,116,099
                                                            -----------
  HEALTH CARE TECHNOLOGY 0.6%
  Cerner Corp.*...................................   2,020      105,848
                                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                                    105,848
                                                            -----------
  HOTELS, RESTAURANTS & LEISURE 2.2%
  Cheesecake Factory, Inc.*.......................   5,739      125,397
  Chipotle Mexican Grill, Inc. -- Class A*........   1,525      185,654
  Scientific Games Corp. -- Class A*..............   4,109       97,794
                                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             408,845
                                                            -----------
  HOUSEHOLD DURABLES 3.4%
  NVR, Inc.*......................................     563      355,535
  Toll Brothers, Inc.*............................  11,641      271,002
                                                            -----------
TOTAL HOUSEHOLD DURABLES                                        626,537
                                                            -----------
  HOUSEHOLD PRODUCTS 1.8%
  Church & Dwight Co., Inc. ......................   2,119      112,773
  Energizer Holdings, Inc.*.......................   2,300      215,326
                                                            -----------
TOTAL HOUSEHOLD PRODUCTS                                        328,099
                                                            -----------
  INSURANCE 2.0%
  Brown & Brown, Inc. ............................   7,570      170,401
  W.R. Berkley Corp. .............................   6,759      204,527
                                                            -----------
TOTAL INSURANCE                                                 374,928
                                                            -----------
  INTERNET SOFTWARE & SERVICES 2.9%
  Digital River, Inc.*............................  10,119      379,463
  ValueClick, Inc.*...............................   7,569      165,231
                                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES                              544,694
                                                            -----------
  IT SERVICES 3.4%
  Alliance Data Systems Corp.*....................   2,069      104,629
  DST Systems, Inc.*..............................   3,260      233,090
  Gartner, Inc.*..................................   3,890       57,766
  Global Payments, Inc. ..........................   3,260      121,924
  SRA International, Inc. -- Class A*.............   4,299      117,922
                                                            -----------
TOTAL IT SERVICES                                               635,331
                                                            -----------
  LIFE SCIENCES TOOLS & SERVICES 6.9%
  Affymetrix, Inc.*...............................  10,219      204,993
  Charles River Laboratories International,
     Inc.*........................................   1,210       75,141
  Covance, Inc.*..................................   1,030       85,655
  Invitrogen Corp.*...............................   3,080      263,864
  Pharmaceutical Product Development, Inc. .......   3,810      165,202
  Techne Corp.*...................................   2,359      153,335
  Ventana Medical Systems, Inc.*..................   3,790      337,499
                                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                          1,285,689
                                                            -----------
  MACHINERY 2.9%
  Donaldson Co., Inc. ............................   2,789      116,859
  Graco, Inc. ....................................   4,689      160,458
  Joy Global, Inc. ...............................   4,218      265,945
                                                            -----------
TOTAL MACHINERY                                                 543,262
                                                            -----------
  MEDIA 2.3%
  Getty Images, Inc.*.............................   7,029      175,725
  John Wiley & Sons, Inc.- Class A................   3,100      122,202
  Valassis Communications, Inc.*..................  13,268      126,842
                                                            -----------
TOTAL MEDIA                                                     424,769
                                                            -----------

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  METALS & MINING 4.3%
  Cleveland-Cliffs, Inc. .........................   2,840     $289,226
  Commercial Metals Co. ..........................   8,789      249,168
  Steel Dynamics, Inc. ...........................   4,757      248,077
                                                            -----------
TOTAL METALS & MINING                                           786,471
                                                            -----------
  MULTILINE RETAIL 0.8%
  Dollar Tree Stores, Inc.*.......................   5,259      147,305
                                                            -----------
TOTAL MULTILINE RETAIL                                          147,305
                                                            -----------
  OIL, GAS & CONSUMABLE FUELS 7.3%
  Cimarex Energy Co. .............................   4,939     $201,560
  Denbury Resources, Inc.*........................   5,220      132,066
  Encore Acquisition Co.*.........................  10,380      338,388
  Frontier Oil Corp. .............................   5,878      207,317
  Newfield Exploration Co.*.......................   2,619      130,636
  Pioneer Natural Resources Co. ..................   2,704      113,298
  Quicksilver Resources, Inc.*....................   2,100      119,343
  Southwestern Energy Co.*........................   1,950      109,024
                                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                             1,351,632
                                                            -----------
  PERSONAL PRODUCTS 0.7%
  NBTY, Inc.*.....................................   5,355      129,698
                                                            -----------
TOTAL PERSONAL PRODUCTS                                         129,698
                                                            -----------
  PHARMACEUTICALS 4.3%
  Endo Pharmaceuticals Holdings, Inc.*............   8,958      234,162
  Medicis Pharmaceutical Corp. -- Class A.........   3,550       72,101
  Par Pharmaceutical Cos., Inc.*..................   7,001      134,279
  Sepracor, Inc.*.................................  12,800      361,472
                                                            -----------
TOTAL PHARMACEUTICALS                                           802,014
                                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
  Jones Lang LaSalle, Inc. .......................   3,559      276,890
                                                            -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      276,890
                                                            -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
  Cree, Inc.*.....................................   8,003      236,489
  Silicon Laboratories, Inc.*.....................   6,146      192,001
                                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                  428,490
                                                            -----------
  SOFTWARE 2.6%
  ACI Worldwide, Inc.*............................  10,160      151,384
  Fair Isaac Corp. ...............................   3,727       95,038
  Macrovision Corp.*..............................   5,244       88,047
  McAfee, Inc.*...................................   4,480      150,797
                                                            -----------
TOTAL SOFTWARE                                                  485,266
                                                            -----------
  SPECIALTY RETAIL 10.3%
  Advance Auto Parts, Inc. .......................   4,258      151,926
  Aeropostale, Inc.*..............................  11,189      315,194
  American Eagle Outfitters, Inc. ................   7,079      163,029
  Chico's FAS, Inc.*..............................  30,280      326,721
  Guess?, Inc. ...................................   2,130       79,470
  O'Reilly Automotive, Inc.*......................   3,759      110,627
  Pacific Sunwear of California, Inc.*............  12,019      133,651
  Ross Stores, Inc. ..............................   7,143      208,219
  Urban Outfitters, Inc.*.........................   9,234      267,786
  Williams-Sonoma, Inc. ..........................   5,719      153,727
                                                            -----------
TOTAL SPECIALTY RETAIL                                        1,910,350
                                                            -----------

30



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  TEXTILES, APPAREL & LUXURY GOODS 1.7%
  Timberland Co. -- Class A*......................   9,938     $163,083
  Warnaco Group, Inc.*............................   3,959      142,088
                                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                          305,171
                                                            -----------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Fastenal Co. ...................................   3,039      122,806
                                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          122,806
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $19,797,864)                                         18,471,055
                                                            -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  73,135       73,135
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $73,135)                                                 73,135
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $19,870,999)                                         18,544,190
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (2,887)
                                                            -----------
NET ASSETS--100.0%                                          $18,541,303



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 98.9%
  AEROSPACE & DEFENSE 0.4%
  Applied Signal Technology, Inc. ................    6,885      $91,984
                                                             -----------

TOTAL AEROSPACE & DEFENSE                                         91,984
                                                             -----------

  AIRLINES 1.3%
  Frontier Airlines Holdings, Inc.*...............   21,422       64,266
  Mesa Air Group, Inc.*...........................   68,218      239,445
                                                             -----------
TOTAL AIRLINES                                                   303,711
                                                             -----------

  AUTO COMPONENTS 1.9%
  Standard Motor Products, Inc. ..................   34,776      287,250
  Superior Industries International, Inc. ........    7,784      141,824
                                                             -----------
TOTAL AUTO COMPONENTS                                            429,074
                                                             -----------

  AUTOMOBILES 1.3%
  Coachmen Industries, Inc. ......................   13,303       69,175
  Monaco Coach Corp. .............................   21,952      223,252
                                                             -----------
TOTAL AUTOMOBILES                                                292,427
                                                             -----------

  BUILDING PRODUCTS 2.1%
  Gibraltar Industries, Inc. .....................   10,092      133,215
  Griffon Corp.*..................................   10,526      114,733
  NCI Building Systems, Inc.*.....................    1,886       54,241
  Universal Forest Products, Inc. ................    5,052      182,883
                                                             -----------
TOTAL BUILDING PRODUCTS                                          485,072
                                                             -----------

  CAPITAL MARKETS 0.7%
  SWS Group, Inc. ................................   10,786      165,565
                                                             -----------
TOTAL CAPITAL MARKETS                                            165,565
                                                             -----------

  CHEMICALS 4.5%
  A. Schulman, Inc. ..............................    5,702      116,264
  Georgia Gulf Corp. .............................   41,095      320,541
  Material Sciences Corp.*........................    7,719       50,019
  Omnova Solutions, Inc.*.........................   11,057       50,641
  PolyOne Corp.*..................................   25,994      160,123
  Quaker Chemical Corp. ..........................    5,279      105,580
  Tronox, Inc. ...................................   29,822      218,297
                                                             -----------
TOTAL CHEMICALS                                                1,021,465
                                                             -----------

  COMMERCIAL BANKS 9.1%
  Central Pacific Financial Corp. ................    8,196      155,724
  Community Bank System, Inc. ....................    3,989       87,040
  First Bancorp...................................   27,763      265,414
  First Commonwealth Financial Corp. .............    8,217       95,317
  First Financial Bancorp.........................    7,937       92,387
  First Midwest Bancorp, Inc. ....................    1,225       38,220
  Hanmi Financial Corp. ..........................   10,071       86,611
  Independent Bank Corp. .........................   16,457      229,081
  Irwin Financial Corp. ..........................   17,552      201,673
  Provident Bankshares Corp. .....................    5,594      115,964
  South Financial Group, Inc. ....................    6,992      120,822
  Sterling Bancorp................................    6,136       87,806
  Sterling Financial Corp. .......................    4,834       85,997
  Susquehanna Bancshares, Inc. ...................    6,374      135,256
  Umpqua Holdings Corp. ..........................    9,042      148,289
  United Bankshares, Inc. ........................    1,334       42,901
  Whitney Holding Corp. ..........................    2,830       75,957
                                                             -----------
TOTAL COMMERCIAL BANKS                                         2,064,459
                                                             -----------

32



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  COMMERCIAL SERVICES & SUPPLIES 3.7%
  ABM Industries, Inc. ...........................    5,106     $105,796
  Angelica Corp. .................................    6,949      120,218
  CDI Corp. ......................................    2,992       58,195
  Spherion Corp.*.................................   24,162      161,402
  Standard Register Co. ..........................   14,060      136,663
  United Stationers, Inc.*........................      889       49,126
  Volt Information Sciences, Inc.*................   11,231      209,683
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             841,083
                                                             -----------

  COMMUNICATIONS EQUIPMENT 0.7%
  Black Box Corp. ................................    1,485       49,391
  Ditech Networks, Inc.*..........................   20,098       62,706
  Symmetricom, Inc.*..............................    9,769       42,690
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   154,787
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.1%
  Insituform Technologies, Inc. -- Class A*.......    2,613       33,185
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING                                  33,185
                                                             -----------

  CONTAINERS & PACKAGING 1.6%
  Caraustar Industries, Inc.*.....................   17,010       50,690
  Chesapeake Corp. ...............................   41,053      182,275
  Rock-Tenn Co. ..................................    4,661      133,258
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     366,223
                                                             -----------

  DISTRIBUTORS 1.7%
  Audiovox Corp. -- Class A*......................    5,344       54,829
  Building Materials Holding Corp. ...............   47,611      324,231
                                                             -----------
TOTAL DISTRIBUTORS                                               379,060
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 0.2%
  CPI Corp. ......................................    2,395       48,618
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                               48,618
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 0.3%
  Financial Federal Corp. ........................    2,419       58,153
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                              58,153
                                                             -----------

  ELECTRIC UTILITIES 1.7%
  Allete, Inc. ...................................    2,060       79,289
  Central Vermont Public Service Corp. ...........    2,797       81,477
  Cleco Corp. ....................................    2,428       62,764
  UIL Holdings Corp. .............................    2,374       81,072
  Unisource Energy Corp. .........................    2,731       80,237
                                                             -----------
TOTAL ELECTRIC UTILITIES                                         384,839
                                                             -----------

  ELECTRICAL EQUIPMENT 0.6%
  AO Smith Corp. .................................    2,406       84,210
  C&D Technologies, Inc.*.........................    8,380       49,610
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       133,820
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
  Bell Microproducts, Inc.*.......................   24,596      129,375
  Benchmark Electronics, Inc.*....................    3,382       60,031
  CTS Corp. ......................................    6,949       73,659
  Gerber Scientific, Inc.*........................    5,106       45,035
  Insight Enterprises, Inc.*......................    4,965       85,746
  Methode Electronics, Inc. ......................    3,241       39,281
  Park Electrochemical Corp. .....................    2,385       56,477
  SYNNEX Corp.*...................................   10,775      229,507
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         719,111
                                                             -----------

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  FOOD & STAPLES RETAILING 2.3%
  Great Atlantic & Pacific Tea Co., Inc.*.........    1,420      $42,415
  Longs Drug Stores Corp. ........................      889       40,903
  Nash Finch Co. .................................    5,345      190,710
  Performance Food Group Co.*.....................    4,738      149,863
  Spartan Stores, Inc. ...........................    5,659       99,485
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   523,376
                                                             -----------

  FOOD PRODUCTS 0.2%
  Lance, Inc. ....................................    2,211       40,528
                                                             -----------
TOTAL FOOD PRODUCTS                                               40,528
                                                             -----------

  GAS UTILITIES 3.5%
  Atmos Energy Corp. .............................    7,718      221,661
  Laclede Group, Inc. ............................    4,488      150,707
  New Jersey Resources Corp. .....................    1,474       69,116
  Northwest Natural Gas Co. ......................      922       43,648
  Piedmont Natural Gas Co., Inc. .................    2,601       65,207
  Southern Union Co. .............................    1,779       48,353
  Southwest Gas Corp. ............................    4,271      121,937
  UGI Corp. ......................................    2,949       78,502
                                                             -----------
TOTAL GAS UTILITIES                                              799,131
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Datascope Corp. ................................    1,539       49,894
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            49,894
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 0.9%
  Gentiva Health Services, Inc.*..................    1,994       36,849
  Hooper Holmes, Inc.*............................   28,661       41,272
  MedCath Corp.*..................................    2,450       60,956
  Owens & Minor, Inc. ............................    1,843       76,153
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           215,230
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 2.2%
  CKE Restaurants, Inc. ..........................    2,905       38,114
  Landry's Restaurants, Inc. .....................    5,042      103,411
  O'Charleys, Inc. ...............................    9,649      133,832
  Steak n Shake Co.*..............................    5,301       46,331
  Triarc Cos., Inc. -- Class A....................   20,141      187,311
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              508,999
                                                             -----------

  HOUSEHOLD DURABLES 5.3%
  Bassett Furniture Industries, Inc. .............   28,771      374,886
  Ethan Allen Interiors, Inc. ....................    2,244       69,452
  La-Z-Boy, Inc. .................................   36,889      281,094
  Libbey, Inc. ...................................    5,745       88,933
  M/I Homes, Inc. ................................   16,759      250,044
  National Presto Industries, Inc. ...............    2,439      136,706
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       1,201,115
                                                             -----------

  HOUSEHOLD PRODUCTS 1.1%
  Central Garden & Pet Co.*.......................   36,238      180,103
  Spectrum Brands, Inc.*..........................   13,648       64,009
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         244,112
                                                             -----------

34



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  INDUSTRIAL CONGLOMERATES 1.0%
  Standex International Corp. ....................    9,160     $166,620
  Tredegar Corp. .................................    5,257       72,862
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   239,482
                                                             -----------

  INSURANCE 5.6%
  LandAmerica Financial Group, Inc. ..............    9,584      499,901
  Presidential Life Corp. ........................    6,027      110,535
  Safety Insurance Group, Inc. ...................    3,882      151,476
  Selective Insurance Group, Inc. ................    3,328       79,572
  Stewart Information Services Corp. .............   11,047      378,139
  United Fire & Casualty Co. .....................    1,799       60,051
                                                             -----------
TOTAL INSURANCE                                                1,279,674
                                                             -----------

  IT SERVICES 1.5%
  Ciber, Inc.*....................................   12,889       62,125
  Gevity HR, Inc. ................................   38,441      269,856
                                                             -----------
TOTAL IT SERVICES                                                331,981
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 1.9%
  Arctic Cat, Inc. ...............................   15,893      147,010
  MarineMax, Inc.*................................    9,628      148,945
  Nautilus, Inc. .................................   28,749      133,683
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               429,638
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 0.6%
  Cambrex Corp. ..................................   14,006      133,057
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             133,057
                                                             -----------

  MACHINERY 2.5%
  Briggs & Stratton Corp. ........................    4,997      104,187
  Lydall, Inc.*...................................    7,492       68,027
  Mueller Industries, Inc. .......................    1,789       50,092
  Wabash National Corp. ..........................   36,619      336,529
                                                             -----------
TOTAL MACHINERY                                                  558,835
                                                             -----------

  MEDIA 0.3%
  Live Nation, Inc.*..............................    6,862       74,796
                                                             -----------
TOTAL MEDIA                                                       74,796
                                                             -----------

  METALS & MINING 0.2%
  AM Castle & Co. ................................    2,493       52,802
                                                             -----------
TOTAL METALS & MINING                                             52,802
                                                             -----------

  MULTI-UTILITIES 1.0%
  Avista Corp. ...................................    4,650       93,697
  CH Energy Group, Inc. ..........................    3,317      128,003
                                                             -----------
TOTAL MULTI-UTILITIES                                            221,700
                                                             -----------

  MULTILINE RETAIL 1.7%
  Fred's, Inc. -- Class A.........................   14,690      138,527
  Tuesday Morning Corp. ..........................   41,465      250,448
                                                             -----------
TOTAL MULTILINE RETAIL                                           388,975
                                                             -----------

  PAPER & FOREST PRODUCTS 0.9%
  Schweitzer-Mauduit International, Inc. .........    2,385       56,858
  Wausau Paper Corp. .............................   16,468      147,389
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    204,247
                                                             -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 6.3%
  BioMed Realty Trust, Inc. ......................    4,672      107,830
  Colonial Properties Trust.......................    9,140      225,210

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  DiamondRock Hospitality Co. ....................    5,779      $75,994
  Entertainment Properties Trust..................    1,431       70,835
  Inland Real Estate Corp. .......................    4,401       58,885
  Kite Realty Group Trust.........................    5,930       78,039
  Lexington Corporate Properties Trust............    7,296      109,075
  LTC Properties, Inc. ...........................    2,666       69,449
  Medical Properties Trust, Inc. .................   10,374      131,127
  Mid-America Apartment Communities, Inc. ........    2,287      104,768
  National Retail Properties, Inc. ...............    3,642       82,746
  Parkway Properties, Inc. .......................    3,219      115,627
  PS Business Parks, Inc. ........................      748       37,587
  Senior Housing Properties Trust.................    3,578       80,111
  Sovran Self Storage, Inc. ......................    1,886       74,723
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                    1,422,006
                                                             -----------

  ROAD & RAIL 1.1%
  Arkansas Best Corp. ............................    8,509      261,992
                                                             -----------
TOTAL ROAD & RAIL                                                261,992
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  Photronics, Inc.*...............................    9,453      115,232
  Rudolph Technologies, Inc.*.....................    4,954       50,779
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   166,011
                                                             -----------

  SPECIALTY RETAIL 10.9%
  Big 5 Sporting Goods Corp. .....................    4,217       50,225
  Brown Shoe Co., Inc. ...........................    7,187      123,616
  Cabela's, Inc.*.................................    2,895       42,701
  Cato Corp. -- Class A...........................    8,531      139,653
  Finish Line, Inc. -- Class A....................   89,499      200,478
  Group 1 Automotive, Inc. .......................    8,826      233,359
  Haverty Furniture Cos., Inc. ...................   25,627      262,164
  Jo-Ann Stores, Inc.*............................   13,290      168,384
  Lithia Motors, Inc. -- Class A..................   21,009      321,228
  PEP Boys-Manny Moe & Jack.......................   18,212      199,057
  Sonic Automotive, Inc. -- Class A...............   10,439      209,302
  Stein Mart, Inc. ...............................   64,880      414,583
  Zale Corp.*.....................................    6,537      107,207
                                                             -----------
TOTAL SPECIALTY RETAIL                                         2,471,957
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.2%
  Kellwood Co. ...................................   17,160      342,857
  Oxford Industries, Inc. ........................    6,689      152,308
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           495,165
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 8.5%
  Anchor BanCorp Wisconsin, Inc. .................    1,648       41,200
  Bank Mutual Corp. ..............................    5,247       64,486
  BankAtlantic Bancorp, Inc. -- Class A...........   40,901      231,091
  BankUnited Financial Corp. -- Class A...........   25,127      149,003
  Brookline Bancorp, Inc. ........................    5,561       58,112
  Corus Bankshares, Inc. .........................   24,521      311,907
  Dime Community Bancshares.......................    4,141       62,239
  Downey Financial Corp. .........................    3,437      118,577
  FirstFed Financial Corp.*.......................    2,634      110,496
  Flagstar Bancorp, Inc. .........................   39,882      329,026
  Franklin Bank Corp.*............................   42,516      249,994

36



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Guaranty Financial Group, Inc.*.................    4,786      $66,525
  Triad Guaranty, Inc.*...........................   14,049       98,203
  TrustCo Bank Corp. .............................    4,780       49,234
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                               1,940,093
                                                             -----------

  TOBACCO 0.5%
  Alliance One International, Inc.*...............   27,806      104,829
                                                             -----------
TOTAL TOBACCO                                                    104,829
                                                             -----------

  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Lawson Products, Inc. ..........................    1,670       53,073
  Watsco, Inc. ...................................    2,656       97,953
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                           151,026
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $25,412,469)                                          22,483,287
                                                             -----------

SHORT TERM INVESTMENTS 1.1%
  SSgA Prime Money Market Fund....................  235,843      235,843
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $235,843)                                                235,843
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $25,648,312)                                          22,719,130
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                     7,566
                                                             -----------
NET ASSETS--100.0%                                           $22,726,696
------------------------------------------------------------------------



* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 2.3%
  AAR Corp.*......................................     920     $27,103
  Ceradyne, Inc.*.................................   1,210      58,262
  Curtiss-Wright Corp. ...........................     650      27,105
  Teledyne Technologies, Inc.*....................     430      22,201
                                                            ----------
TOTAL AEROSPACE & DEFENSE                                      134,671
                                                            ----------

  AIR FREIGHT & LOGISTICS 0.5%
  Forward Air Corp. ..............................     880      27,280
                                                            ----------
TOTAL AIR FREIGHT & LOGISTICS                                   27,280
                                                            ----------

  AUTO COMPONENTS 0.7%
  Drew Industries, Inc.*..........................   1,550      41,990
                                                            ----------
TOTAL AUTO COMPONENTS                                           41,990
                                                            ----------

  BEVERAGES 0.3%
  Boston Beer Co., Inc. -- Class A*...............     570      20,258
                                                            ----------
TOTAL BEVERAGES                                                 20,258
                                                            ----------

  BIOTECHNOLOGY 2.2%
  LifeCell Corp.*.................................   1,670      65,982
  Martek Biosciences Corp.*.......................   2,250      64,125
                                                            ----------
TOTAL BIOTECHNOLOGY                                            130,107
                                                            ----------

  BUILDING PRODUCTS 0.6%
  Simpson Manufacturing Co., Inc. ................   1,230      33,887
                                                            ----------
TOTAL BUILDING PRODUCTS                                         33,887
                                                            ----------

  CAPITAL MARKETS 2.0%
  optionsXpress Holdings, Inc. ...................   2,200      59,664
  TradeStation Group, Inc.*.......................   5,260      57,334
                                                            ----------
TOTAL CAPITAL MARKETS                                          116,998
                                                            ----------

  COMMERCIAL BANKS 2.3%
  Nara Bancorp, Inc. .............................   2,600      31,616
  PrivateBancorp, Inc. ...........................     800      29,440
  UCBH Holdings, Inc. ............................   1,720      24,286
  Wilshire Bancorp, Inc. .........................   5,960      46,965
                                                            ----------
TOTAL COMMERCIAL BANKS                                         132,307
                                                            ----------

  COMMERCIAL SERVICES & SUPPLIES 0.3%
  Waste Connections, Inc.*........................     700      20,412
                                                            ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            20,412
                                                            ----------

  COMMUNICATIONS EQUIPMENT 1.8%
  Comtech Telecommunications Corp.*...............     740      33,152
  NETGEAR, Inc.*..................................   2,140      57,053
  ViaSat, Inc.*...................................     630      13,085
                                                            ----------
TOTAL COMMUNICATIONS EQUIPMENT                                 103,290
                                                            ----------

  COMPUTERS & PERIPHERALS 0.9%
  Intevac, Inc.*..................................   2,860      31,145
  Stratasys, Inc.*................................     880      19,448
                                                            ----------
TOTAL COMPUTERS & PERIPHERALS                                   50,593
                                                            ----------

  CONSTRUCTION MATERIALS 0.8%
  Headwaters, Inc.*...............................   4,370      49,250
                                                            ----------
TOTAL CONSTRUCTION MATERIALS                                    49,250
                                                            ----------

  CONSUMER FINANCE 0.9%
  First Cash Financial Services, Inc.*............   1,600      16,016
  World Acceptance Corp.*.........................   1,190      35,629
                                                            ----------
TOTAL CONSUMER FINANCE                                          51,645
                                                            ----------

  DISTRIBUTORS 0.3%
  LKQ Corp.*......................................     820      14,670
                                                            ----------
TOTAL DISTRIBUTORS                                              14,670
                                                            ----------

38



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  DIVERSIFIED CONSUMER SERVICES 2.8%
  Bright Horizons Family Solutions, Inc.*.........     740     $31,502
  Coinstar, Inc.*.................................   1,870      57,502
  Pre-Paid Legal Services, Inc.*..................     930      51,662
  Universal Technical Institute, Inc.*............   1,550      23,064
                                                            ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                            163,730
                                                            ----------

  DIVERSIFIED FINANCIAL SERVICES 0.9%
  Portfolio Recovery Associates, Inc. ............   1,390      50,540
                                                            ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                            50,540
                                                            ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.6%
  Brightpoint, Inc.*..............................   2,230      28,366
  Daktronics, Inc. ...............................   1,300      26,637
  FARO Technologies, Inc.*........................   1,390      33,193
  FLIR Systems, Inc.*.............................   1,860      56,321
  LoJack Corp.*...................................   1,630      20,114
  Scansource, Inc.*...............................     920      29,127
  Trimble Navigation, Ltd.*.......................     730      19,309
                                                            ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       213,067
                                                            ----------

  ENERGY EQUIPMENT & SERVICES 5.0%
  Basic Energy Services, Inc.*....................   3,320      59,395
  CARBO Ceramics, Inc. ...........................     770      26,449
  Dril-Quip, Inc.*................................     250      12,135
  Helix Energy Solutions Group, Inc.*.............   1,220      45,103
  Hornbeck Offshore Services, Inc.*...............   1,200      46,416
  Oceaneering International, Inc.*................     410      23,608
  Superior Well Services, Inc.*...................   1,220      23,778
  Unit Corp.*.....................................   1,130      56,636
                                                            ----------
TOTAL ENERGY EQUIPMENT & SERVICES                              293,520
                                                            ----------

  FOOD & STAPLES RETAILING 0.4%
  United Natural Foods, Inc.*.....................     910      21,822
                                                            ----------
TOTAL FOOD & STAPLES RETAILING                                  21,822
                                                            ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 6.1%
  American Medical Systems Holdings, Inc.*........   1,210      17,291
  Cooper Cos., Inc. ..............................     850      33,473
  Haemonetics Corp.*..............................     250      14,960
  ICU Medical, Inc.*..............................     590      16,750
  Idexx Laboratories, Inc.*.......................     540      30,440
  Immucor, Inc.*..................................   1,470      42,395
  Integra LifeSciences Holdings Corp.*............     890      37,024
  Kensey Nash Corp.*..............................     710      19,276
  Merit Medical Systems, Inc.*....................   1,450      23,316
  Palomar Medical Technologies, Inc.*.............   4,050      58,401
  Possis Medical, Inc.*...........................   1,100      15,378
  Respironics, Inc.*..............................     410      26,859
  SurModics, Inc.*................................     450      19,647
                                                            ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         355,210
                                                            ----------

  HEALTH CARE PROVIDERS & SERVICES 10.1%
  Amedisys, Inc.*.................................     440      18,757
  AMN Healthcare Services, Inc.*..................   2,330      36,395
  Amsurg Corp.*...................................     960      24,730
  HealthExtras, Inc.*.............................   2,860      79,079
  Healthways, Inc.*...............................     800      45,040
  inVentiv Health, Inc.*..........................   1,680      55,255
  LCA-Vision, Inc. ...............................   3,820      63,068
  LHC Group, Inc.*................................   3,020      69,641

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Molina Healthcare, Inc.*........................   1,060     $36,157
  Pediatrix Medical Group, Inc.*..................     450      30,640
  PharMerica Corp.*...............................   1,630      24,189
  Sierra Health Services, Inc.*...................   1,760      75,645
  Sunrise Senior Living, Inc.*....................   1,230      35,313
                                                            ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         593,909
                                                            ----------

  HOTELS, RESTAURANTS & LEISURE 5.0%
  CEC Entertainment, Inc.*........................   1,210      28,229
  Monarch Casino & Resort, Inc.*..................   1,420      30,345
  P.F. Chang's China Bistro, Inc.*................   1,430      40,669
  Panera Bread Co. -- Class A*....................   1,380      52,137
  Papa John's International, Inc.*................   1,570      39,705
  Shuffle Master, Inc.*...........................   5,170      49,322
  Sonic Corp.*....................................   1,650      36,597
  WMS Industries, Inc.*...........................     450      16,830
                                                            ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            293,834
                                                            ----------

  HOUSEHOLD DURABLES 1.7%
  Meritage Homes Corp.*...........................   3,630      58,261
  Standard Pacific Corp. .........................  11,550      44,006
                                                            ----------
TOTAL HOUSEHOLD DURABLES                                       102,267
                                                            ----------

  INSURANCE 2.2%
  Infinity Property & Casualty Corp. .............   1,090      43,458
  Philadelphia Consolidated Holding Co.*..........   1,020      36,516
  Zenith National Insurance Corp. ................   1,250      49,775
                                                            ----------
TOTAL INSURANCE                                                129,749
                                                            ----------

  INTERNET & CATALOG RETAIL 1.6%
  PetMed Express, Inc.*...........................   5,240      64,714
  Stamps.com, Inc.*...............................   2,770      29,251
                                                            ----------
TOTAL INTERNET & CATALOG RETAIL                                 93,965
                                                            ----------

  INTERNET SOFTWARE & SERVICES 5.9%
  Bankrate, Inc.*.................................   1,570      85,141
  DealerTrack Holdings, Inc.*.....................   1,920      51,763
  InfoSpace, Inc. ................................   2,520      23,965
  j2 Global Communications, Inc.*.................   3,460      75,809
  United Online, Inc. ............................   3,890      43,451
  Websense, Inc.*.................................   3,220      66,010
                                                            ----------
TOTAL INTERNET SOFTWARE & SERVICES                             346,139
                                                            ----------

  IT SERVICES 1.6%
  CACI International, Inc. -- Class A*............     710      30,949
  Wright Express Corp.*...........................   2,180      65,269
                                                            ----------
TOTAL IT SERVICES                                               96,218
                                                            ----------

  LEISURE EQUIPMENT & PRODUCTS 1.6%
  Polaris Industries, Inc. .......................     750      32,580
  Pool Corp. .....................................   2,460      60,614
                                                            ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              93,194
                                                            ----------

  LIFE SCIENCES TOOLS & SERVICES 1.5%
  Dionex Corp.*...................................     430      30,143
  Kendle International, Inc.*.....................     640      27,129
  PharmaNet Development Group, Inc.*..............     730      29,755
                                                            ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                            87,027
                                                            ----------

  MACHINERY 1.6%
  ASV, Inc.*......................................   3,440      61,542
  Toro Co. .......................................     630      31,084
                                                            ----------
TOTAL MACHINERY                                                 92,626
                                                            ----------

40



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  MEDIA 0.6%
  Arbitron, Inc. .................................     830     $33,175
                                                            ----------
TOTAL MEDIA                                                     33,175
                                                            ----------

  METALS & MINING 0.9%
  Brush Engineered Materials, Inc.*...............     710      20,320
  Quanex Corp. ...................................     590      30,922
                                                            ----------
TOTAL METALS & MINING                                           51,242
                                                            ----------

  OIL, GAS & CONSUMABLE FUELS 2.9%
  Cabot Oil & Gas Corp. ..........................     770      29,791
  Penn Virginia Corp. ............................     850      36,218
  Petroleum Development Corp.*....................     940      54,050
  St. Mary Land & Exploration Co. ................   1,420      50,027
                                                            ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              170,086
                                                            ----------

  PAPER & FOREST PRODUCTS 0.8%
  Deltic Timber Corp. ............................     870      46,423
                                                            ----------
TOTAL PAPER & FOREST PRODUCTS                                   46,423
                                                            ----------

  PERSONAL PRODUCTS 2.9%
  Chattem, Inc.*..................................     360      27,619
  Mannatech, Inc. ................................  11,500      70,380
  USANA Health Sciences, Inc.*....................   1,710      74,129
                                                            ----------
TOTAL PERSONAL PRODUCTS                                        172,128
                                                            ----------

  PHARMACEUTICALS 1.3%
  Bradley Pharmaceuticals, Inc.*..................   1,890      37,592
  Sciele Pharma, Inc.*............................   1,500      35,880
                                                            ----------
TOTAL PHARMACEUTICALS                                           73,472
                                                            ----------

  ROAD & RAIL 2.2%
  Heartland Express, Inc. ........................   1,950      31,687
  Knight Transportation, Inc. ....................   2,310      39,640
  Landstar System, Inc. ..........................   1,210      60,536
                                                            ----------
TOTAL ROAD & RAIL                                              131,863
                                                            ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
  AMIS Holdings, Inc.*............................   3,310      24,196
  Diodes, Inc.*...................................     810      18,752
                                                            ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                  42,948
                                                            ----------

  SOFTWARE 9.0%
  Ansoft Corp.*...................................   1,800      38,232
  Ansys, Inc.*....................................     730      25,484
  Blackbaud, Inc. ................................   1,330      36,801
  Concur Technologies, Inc.*......................   1,090      38,215
  Epicor Software Corp.*..........................   5,220      57,681
  EPIQ Systems, Inc.*.............................   1,880      27,730
  Factset Research Systems, Inc. .................     760      42,507
  MICROS Systems, Inc.*...........................     400      24,632
  Quality Systems, Inc. ..........................   1,760      53,486
  Secure Computing Corp.*.........................   5,150      46,093
  Smith Micro Software, Inc.*.....................   4,970      37,424
  Sonic Solutions*................................   3,960      35,482
  SPSS, Inc.*.....................................     980      32,389
  Tyler Technologies, Inc.*.......................   2,160      28,901
                                                            ----------
TOTAL SOFTWARE                                                 525,057
                                                            ----------

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SPECIALTY RETAIL 6.2%
  Christopher & Banks Corp. ......................   2,330     $29,754
  Dress Barn, Inc.*...............................   2,430      29,622
  Gymboree Corp.*.................................   1,380      52,743
  Hibbett Sports, Inc.*...........................   2,030      37,738
  Jos. A. Bank Clothiers, Inc.*...................   1,370      37,319
  Select Comfort Corp.*...........................   5,810      45,667
  Stage Stores, Inc. .............................   4,410      52,788
  Tractor Supply Co.*.............................   1,060      40,852
  Zumiez, Inc.*...................................   2,050      39,421
                                                            ----------
TOTAL SPECIALTY RETAIL                                         365,904
                                                            ----------

  TEXTILES, APPAREL & LUXURY GOODS 3.7%
  Crocs, Inc.*....................................   1,860      64,710
  Deckers Outdoor Corp.*..........................     200      24,248
  Fossil, Inc.*...................................     680      23,106
  K-Swiss, Inc. -- Class A........................   2,970      53,935
  Volcom, Inc.*...................................   2,560      51,661
                                                            ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         217,660
                                                            ----------

  THRIFTS & MORTGAGE FINANCE 0.8%
  Fremont General Corp.*..........................  14,480      47,784
                                                            ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                47,784
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $6,431,686)                                          5,831,917
                                                            ----------
SHORT TERM INVESTMENTS 0.5%
  SSgA Prime Money Market Fund....................  30,935      30,935
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,935)                                                30,935
                                                            ----------
TOTAL INVESTMENTS 100.0%
  (Cost $6,462,621)                                          5,862,852
                                                            ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                   (589)
                                                            ----------
NET ASSETS--100.0%                                          $5,862,263



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

42



RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 96.8%
  AUTO COMPONENTS 2.1%
  Goodyear Tire & Rubber Co.*.....................    7,666     $192,953
  Johnson Controls, Inc. .........................    6,102      215,828
                                                             -----------
TOTAL AUTO COMPONENTS                                            408,781
                                                             -----------

  AUTOMOBILES 3.2%
  Ford Motor Co.*.................................   32,388      215,056
  General Motors Corp. ...........................    8,220      232,708
  Harley-Davidson, Inc. ..........................    4,680      189,915
                                                             -----------
TOTAL AUTOMOBILES                                                637,679
                                                             -----------

  DISTRIBUTORS 1.0%
  Genuine Parts Co. ..............................    4,574      200,936
                                                             -----------
TOTAL DISTRIBUTORS                                               200,936
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 2.4%
  Apollo Group, Inc. -- Class A*..................    3,012      240,177
  H&R Block, Inc. ................................   11,708      225,613
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                              465,790
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 10.7%
  Carnival Corp. .................................    4,870      216,666
  Darden Restaurants, Inc. .......................    8,016      227,013
  International Game Technology...................    4,880      208,230
  Marriott International, Inc. -- Class A.........    6,474      232,805
  McDonald's Corp. ...............................    3,652      195,565
  Starbucks Corp.*................................   10,432      197,269
  Starwood Hotels & Resorts Worldwide, Inc. ......    4,822      218,195
  Wendy's International, Inc. ....................    8,256      201,612
  Wyndham Worldwide Corp. ........................    9,084      214,019
  Yum! Brands, Inc. ..............................    5,744      196,215
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            2,107,589
                                                             -----------

  HOUSEHOLD DURABLES 15.8%
  Black & Decker Corp. ...........................    3,106      225,309
  Centex Corp. ...................................    8,768      243,575
  D.R. Horton, Inc. ..............................   16,628      286,833
  Fortune Brands, Inc. ...........................    2,962      207,103
  Harman International Industries, Inc. ..........    2,974      138,499
  KB HOME.........................................    9,766      268,565
  Leggett & Platt, Inc. ..........................   12,382      235,506
  Lennar Corp. -- Class A.........................   12,854      264,792
  Newell Rubbermaid, Inc. ........................    8,478      204,489
  Pulte Homes, Inc. ..............................   21,772      355,755
  Snap-on, Inc. ..................................    4,608      226,345
  Stanley Works...................................    4,506      231,428
  Whirlpool Corp. ................................    2,678      227,925
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       3,116,124
                                                             -----------

  INTERNET & CATALOG RETAIL 2.8%
  Amazon.com, Inc.*...............................    2,386      185,392
  Expedia, Inc.*..................................    6,808      156,720
  IAC/InterActiveCorp*............................    8,008      207,728
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL                                  549,840
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 4.4%
  Brunswick Corp. ................................   12,278      233,159
  Eastman Kodak Co. ..............................    9,728      193,879
  Hasbro, Inc. ...................................    8,422      218,719
  Mattel, Inc. ...................................   10,894      228,883
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               874,640
                                                             -----------

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  MEDIA 16.6%
  CBS Corp. -- Class B............................    8,326     $209,732
  Clear Channel Communications, Inc. .............    6,176      189,665
  Comcast Corp. -- Class A*.......................   11,964      217,266
  DIRECTV Group, Inc.*............................    8,866      200,194
  E.W. Scripps Co. -- Class A.....................    5,006      203,844
  Gannett Co., Inc. ..............................    5,650      209,050
  Interpublic Group of Cos., Inc.*................   26,654      238,020
  McGraw-Hill Cos., Inc. .........................    4,892      209,182
  Meredith Corp. .................................    3,898      183,167
  New York Times Co. -- Class A...................   12,390      207,409
  News Corp. -- Class A...........................   10,390      196,371
  Omnicom Group, Inc. ............................    4,578      207,704
  Time Warner, Inc. ..............................   13,228      208,209
  Viacom, Inc. -- Class B*........................    4,998      193,722
  Walt Disney Co. ................................    6,692      200,292
  Washington Post Co. -- Class B..................      274      203,856
                                                             -----------
TOTAL MEDIA                                                    3,277,683
                                                             -----------

  MULTILINE RETAIL 10.7%
  Big Lots, Inc.*.................................   13,410      232,798
  Dillard's, Inc. -- Class A......................   11,424      226,538
  Family Dollar Stores, Inc. .....................   11,382      239,363
  Federated Department Stores, Inc. ..............    8,334      230,352
  J.C. Penney Co., Inc. ..........................    5,016      237,809
  Kohl's Corp.*...................................    4,772      217,794
  Nordstrom, Inc. ................................    6,076     236,356p
  Sears Holdings Corp.*...........................    2,174      240,205
  Target Corp. ...................................    4,348      241,662
                                                             -----------
TOTAL MULTILINE RETAIL                                         2,102,877
                                                             -----------

  SPECIALTY RETAIL 20.4%
  Abercrombie & Fitch Co. -- Class A..............    2,646      210,860
  AutoNation, Inc.*...............................   14,340      233,455
  AutoZone, Inc.*.................................    1,784      215,650
  Bed Bath & Beyond, Inc.*........................    7,484      241,284
  Best Buy Co., Inc. .............................    4,156      202,854
  Circuit City Stores, Inc. ......................   43,974      239,219
  GameStop Corp. -- Class A*......................    3,554      183,848
  Gap, Inc. ......................................   10,212      195,253
  Home Depot, Inc. ...............................    8,216      251,985
  Limited Brands, Inc. ...........................   11,904      227,247
  Lowe's Cos., Inc. ..............................    9,444      249,699
  Office Depot, Inc.*.............................   16,538      245,259
  OfficeMax, Inc. ................................   10,356      256,518
  RadioShack Corp. ...............................   12,198      211,635
  Sherwin-Williams Co. ...........................    3,718      212,707
  Staples, Inc. ..................................    9,434      225,850
  Tiffany & Co. ..................................    4,782      190,802
  TJX Cos., Inc. .................................    7,466      235,627
                                                             -----------
TOTAL SPECIALTY RETAIL                                         4,029,752
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 6.7%
  Coach, Inc.*....................................    6,942      222,491
  Jones Apparel Group, Inc. ......................   13,402      225,154
  Liz Claiborne, Inc. ............................   10,244      224,241
  NIKE, Inc. -- Class B...........................    3,300      203,808
  Polo Ralph Lauren Corp. ........................    3,518      213,156
  V.F. Corp. .....................................    2,952      228,396
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         1,317,246
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $21,629,407)                                          19,088,937
                                                             -----------


44



RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

SHORT TERM INVESTMENTS 1.8%
  SSgA Prime Money Market Fund....................  358,091     $358,091
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $358,091)                                                358,091
                                                             -----------
TOTAL INVESTMENTS 98.6%
  (Cost $21,987,498)                                          19,447,028
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--1.4%                      272,326
                                                             -----------
NET ASSETS--100.0%                                           $19,719,354



--------------------------------------------------------------------------------
* Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.6%

  BEVERAGES 19.5%
  Anheuser-Busch Cos., Inc. ......................   3,830    $178,172
  Brown-Forman Corp. -- Class B...................   2,720     171,306
  Coca-Cola Co. ..................................   3,200     189,344
  Coca-Cola Enterprises, Inc. ....................   7,650     176,485
  Constellation Brands, Inc. -- Class A*..........   8,400     175,560
  Molson Coors Brewing Co. -- Class B.............   3,890     173,766
  Pepsi Bottling Group, Inc. .....................   5,170     180,174
  PepsiCo, Inc. ..................................   2,630     179,340
                                                            ----------
TOTAL BEVERAGES                                              1,424,147
                                                            ----------

  FOOD & STAPLES RETAILING 23.4%
  Costco Wholesale Corp. .........................   2,910     197,706
  CVS Caremark Corp. .............................   5,130     200,429
  Kroger Co. .....................................   7,640     194,438
  Safeway, Inc. ..................................   5,780     179,122
  SUPERVALU, Inc. ................................   5,350     160,821
  Sysco Corp. ....................................   6,360     184,758
  Wal-Mart Stores, Inc. ..........................   4,210     214,205
  Walgreen Co. ...................................   5,209     182,888
  Whole Foods Market, Inc. .......................   4,810     189,706
                                                            ----------
TOTAL FOOD & STAPLES RETAILING                               1,704,073
                                                            ----------

  FOOD PRODUCTS 33.3%
  Archer-Daniels-Midland Co. .....................   4,610     203,071
  Campbell Soup Co. ..............................   5,610     177,332
  ConAgra Foods, Inc. ............................   8,409     181,046
  Dean Foods Co. .................................   7,550     211,400
  General Mills, Inc. ............................   3,480     190,043
  H.J. Heinz Co. .................................   4,340     184,710
  Hershey Co. ....................................   5,149     186,394
  Kellogg Co. ....................................   3,790     181,541
  Kraft Foods, Inc. -- Class A....................   6,090     178,193
  McCormick & Co., Inc. ..........................   5,250     177,030
  Sara Lee Corp. .................................  12,460     175,188
  Tyson Foods, Inc. -- Class A....................  13,408     191,064
  Wm. Wrigley Jr. Co. ............................   3,380     194,113
                                                            ----------
TOTAL FOOD PRODUCTS                                          2,431,125
                                                            ----------

  HOUSEHOLD PRODUCTS 10.4%
  Clorox Co. .....................................   3,070     188,252
  Colgate-Palmolive Co. ..........................   2,570     197,890
  Kimberly-Clark Corp. ...........................   2,900     190,385
  Procter & Gamble Co. ...........................   2,740     180,703
                                                            ----------
TOTAL HOUSEHOLD PRODUCTS                                       757,230
                                                            ----------

  PERSONAL PRODUCTS 5.0%
  Avon Products, Inc. ............................   4,940     172,999
  Estee Lauder Cos., Inc -- Class A...............   4,510     190,322
                                                            ----------
TOTAL PERSONAL PRODUCTS                                        363,321
                                                            ----------

  TOBACCO 8.0%
  Altria Group, Inc. .............................   2,610     197,890
  Reynolds American, Inc. ........................   3,020     191,257
  UST, Inc. ......................................   3,690     191,732
                                                            ----------
TOTAL TOBACCO                                                  580,879
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $7,199,767)                                          7,260,775
                                                            ----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  24,551      24,551
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,551)                                                24,551
                                                            ----------
TOTAL INVESTMENTS 99.9%
  (Cost $7,224,318)                                          7,285,326
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      4,269
                                                            ----------
NET ASSETS--100.0%                                          $7,289,595



--------------------------------------------------------------------------------
* Non-Income Producing Security.

46



RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 99.7%
  ENERGY EQUIPMENT & SERVICES 34.6%
  Baker Hughes, Inc. .............................   5,710     $370,750
  BJ Services Co. ................................  19,511      424,364
  Cameron International Corp.*....................  10,680      429,977
  ENSCO International, Inc. ......................   7,830      400,270
  Halliburton Co. ................................  12,461      413,331
  Nabors Industries, Ltd.*........................  16,671      453,785
  National-Oilwell Varco, Inc.*...................   6,500      391,495
  Noble Corp. ....................................   8,620      377,298
  Rowan Cos., Inc. ...............................  12,181      414,641
  Schlumberger, Ltd. .............................   4,970      375,036
  Smith International, Inc. ......................   6,320      342,607
  Transocean, Inc.*...............................   3,350      410,710
  Weatherford International, Ltd.*................   6,980      431,434
                                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES                             5,235,698
                                                            -----------

  OIL, GAS & CONSUMABLE FUELS 65.1%
  Anadarko Petroleum Corp. .......................   7,110      416,575
  Apache Corp. ...................................   4,400      419,936
  Chesapeake Energy Corp. ........................  12,071      449,403
  Chevron Corp. ..................................   4,970      419,965
  ConocoPhillips..................................   5,410      434,531
  CONSOL Energy, Inc. ............................   6,550      478,150
  Devon Energy Corp. .............................   5,150      437,647
  El Paso Corp. ..................................  27,351      450,744
  EOG Resources, Inc. ............................   5,190      454,125
  Exxon Mobil Corp. ..............................   5,000      432,000
  Hess Corp. .....................................   5,000      454,150
  Marathon Oil Corp. .............................   7,710      361,214
  Murphy Oil Corp. ...............................   5,790      425,797
  Noble Energy, Inc. .............................   5,790      420,238
  Occidental Petroleum Corp. .....................   6,260      424,866
  Peabody Energy Corp. ...........................   7,760      419,195
  Range Resources Corp. ..........................   9,310      486,168
  Spectra Energy Corp. ...........................  18,291      417,766
  Sunoco, Inc. ...................................   6,680      415,496
  Tesoro Corp. ...................................   9,711      379,215
  Valero Energy Corp. ............................   6,640      393,022
  Williams Cos., Inc. ............................  13,101      418,839
  XTO Energy, Inc. ...............................   8,820      458,111
                                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                             9,867,153
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $14,311,812)                                         15,102,851
                                                            -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  52,242       52,242
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $52,242)                                                 52,242
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $14,364,054)                                         15,155,093
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (4,420)
                                                            -----------
NET ASSETS--100.0%                                          $15,150,673



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 98.7%
  CAPITAL MARKETS 18.2%
  American Capital Strategies, Ltd. ..............   1,950     $68,581
  Ameriprise Financial, Inc. .....................   1,160      64,160
  Bank of New York Mellon Corp. ..................   1,340      62,484
  Bear Stearns Cos., Inc. ........................     740      66,822
  Charles Schwab Corp. ...........................   2,690      59,987
  E*TRADE Financial Corp.*........................  19,560      97,213
  Federated Investors, Inc. -- Class B............   1,610      68,538
  Franklin Resources, Inc. .......................     570      59,411
  Goldman Sachs Group, Inc. ......................     310      62,239
  Janus Capital Group, Inc. ......................   1,970      53,210
  Legg Mason, Inc. ...............................     910      65,520
  Lehman Brothers Holdings, Inc. .................   1,030      66,095
  Merrill Lynch & Co., Inc. ......................   1,190      67,116
  Morgan Stanley..................................   1,220      60,305
  Northern Trust Corp. ...........................     860      63,090
  State Street Corp. .............................     820      67,338
  T. Rowe Price Group, Inc. ......................   1,080      54,637
                                                            ----------
TOTAL CAPITAL MARKETS                                        1,106,746
                                                            ----------

  COMMERCIAL BANKS 20.0%
  BB&T Corp. .....................................   2,150      78,002
  Comerica, Inc. .................................   1,560      68,047
  Commerce Bancorp, Inc. .........................   1,740      66,311
  Fifth Third Bancorp.............................   2,560      69,376
  First Horizon National Corp. ...................   3,480      75,412
  Huntington Bancshares, Inc. ....................   4,710      63,350
  KeyCorp.........................................   2,970      77,665
  M&T Bank Corp. .................................     830      76,169
  Marshall & Ilsley Corp. ........................   2,480      69,192
  National City Corp. ............................   4,030      71,694
  PNC Financial Services Group, Inc. .............   1,020      66,932
  Regions Financial Corp. ........................   2,790      70,420
  SunTrust Banks, Inc. ...........................   1,090      75,155
  U.S. Bancorp....................................   2,050      69,597
  Wachovia Corp. .................................   1,700      66,181
  Wells Fargo & Co. ..............................   2,190      74,482
  Zions Bancorp...................................   1,390      76,089
                                                            ----------
TOTAL COMMERCIAL BANKS                                       1,214,074
                                                            ----------

  CONSUMER FINANCE 4.7%
  American Express Co. ...........................   1,270      62,636
  Capital One Financial Corp. ....................   1,400      76,734
  Discover Financial Services.....................   4,250      74,375
  SLM Corp. ......................................   3,240      70,470
                                                            ----------
TOTAL CONSUMER FINANCE                                         284,215
                                                            ----------

  DIVERSIFIED FINANCIAL SERVICES 9.3%
  Bank of America Corp. ..........................   1,580      70,073
  CIT Group, Inc. ................................   2,820      78,847
  Citigroup, Inc. ................................   2,170      61,237
  CME Group, Inc. ................................      90      55,701
  IntercontinentalExchange, Inc.*.................     350      48,986
  JPMorgan Chase & Co. ...........................   1,500      71,325
  Leucadia National Corp. ........................   1,350      59,630
  Moody's Corp. ..................................   1,750      61,232
  NYSE Euronext...................................     750      58,988
                                                            ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                           566,019
                                                            ----------

  INSURANCE 24.0%
  ACE, Ltd. ......................................   1,070      62,424
  AFLAC, Inc. ....................................   1,060      65,010
  Allstate Corp. .................................   1,280      63,066
  Ambac Financial Group, Inc. ....................   2,510      29,417
  American International Group, Inc. .............   1,140      62,882
  Aon Corp. ......................................   1,340      58,317
  Assurant, Inc. .................................     960      62,294

48



RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Chubb Corp. ....................................   1,240     $64,220
  Cincinnati Financial Corp. .....................   1,670      64,362
  Genworth Financial, Inc. -- Class A.............   2,590      63,041
  Hartford Financial Services Group, Inc. ........     740      59,770
  Lincoln National Corp. .........................   1,120      60,883
  Loews Corp. ....................................   1,340      62,565
  Marsh & McLennan Cos., Inc. ....................   2,540      70,104
  MBIA, Inc. .....................................   3,340      51,770
  MetLife, Inc. ..................................   1,060      62,508
  Principal Financial Group, Inc. ................     940      56,033
  Progressive Corp. ..............................   3,560      66,073
  Prudential Financial, Inc. .....................     710      59,903
  SAFECO Corp. ...................................   1,190      63,510
  Torchmark Corp. ................................   1,070      65,334
  Travelers Cos., Inc. ...........................   1,230      59,163
  Unum Group......................................   2,800      63,336
  XL Capital, Ltd. -- Class A.....................   1,350      60,750
                                                            ----------
TOTAL INSURANCE                                              1,456,735
                                                            ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 13.8%
  Apartment Investment & Management Co. -- Class
     A............................................   1,820      72,145
  AvalonBay Communities, Inc. ....................     690      64,825
  Boston Properties, Inc. ........................     660      60,667
  Developers Diversified Realty Corp. ............   1,640      67,486
  Equity Residential Properties Trust.............   1,790      66,964
  General Growth Properties, Inc. ................   1,570      57,336
  Host Hotels & Resorts, Inc. ....................   3,720      62,273
  Kimco Realty Corp. .............................   1,760      63,026
  Plum Creek Timber Co., Inc. ....................   1,390      58,033
  ProLogis........................................   1,090      64,692
  Public Storage, Inc. ...........................     860      67,295
  Simon Property Group, Inc. .....................     730      65,247
  Vornado Realty Trust............................     760      68,704
                                                            ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                    838,693
                                                            ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  CB Richard Ellis Group, Inc. -- Class A*........   2,950      57,259
                                                            ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      57,259
                                                            ----------

  THRIFTS & MORTGAGE FINANCE 7.7%
  Countrywide Financial Corp. ....................   7,660      53,314
  Federal Home Loan Mortgage Corp. ...............   2,140      65,035
  Federal National Mortgage Association...........   1,810      61,287
  Hudson City Bancorp, Inc. ......................   4,470      73,218
  MGIC Investment Corp. ..........................   2,880      53,280
  Sovereign Bancorp, Inc. ........................   5,660      70,580
  Washington Mutual, Inc. ........................   4,620      92,031
                                                            ----------
TOTAL THRIFTS & MORTGAGE FINANCE                               468,745
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $7,257,418)                                          5,992,486
                                                            ----------

SHORT TERM INVESTMENTS 1.1%
  SSgA Prime Money Market Fund....................  69,777      69,777
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $69,777)                                                69,777
                                                            ----------
TOTAL INVESTMENTS 99.8%
  (Cost $7,327,195)                                          6,062,263
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                      9,731
                                                            ----------
NET ASSETS--100.0%                                          $6,071,994



--------------------------------------------------------------------------------
* Non-Income Producing Security.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 100.0%
  BIOTECHNOLOGY 10.7%
  Amgen, Inc.*....................................   7,000     $326,130
  Biogen Idec, Inc.*..............................   5,880      358,386
  Celgene Corp.*..................................   7,230      405,675
  Genzyme Corp.*..................................   4,400      343,772
  Gilead Sciences, Inc.*..........................   7,300      333,537
                                                            -----------
TOTAL BIOTECHNOLOGY                                           1,767,500
                                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 22.4%
  Baxter International, Inc. .....................   5,650      343,181
  Becton, Dickinson & Co. ........................   4,000      346,120
  Boston Scientific Corp.*........................  28,210      342,187
  C.R. Bard, Inc. ................................   3,570      344,755
  Covidien, Ltd. .................................   7,440      332,047
  Hospira, Inc.*..................................   7,780      319,836
  Medtronic, Inc. ................................   6,650      309,691
  St Jude Medical, Inc.*..........................   8,110      328,536
  Stryker Corp. ..................................   4,390      293,998
  Varian Medical Systems, Inc.*...................   6,340      329,617
  Zimmer Holdings, Inc.*..........................   4,940      386,654
                                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        3,676,622
                                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 28.9%
  Aetna, Inc. ....................................   5,740      305,712
  AmerisourceBergen Corp. ........................   7,520      350,808
  Cardinal Health, Inc. ..........................   5,680      329,270
  CIGNA Corp. ....................................   6,200      304,792
  Coventry Health Care, Inc.*.....................   5,660      320,243
  Express Scripts, Inc.*..........................   4,760      321,252
  Humana, Inc.*...................................   4,410      354,123
  Laboratory Corp. of America Holdings*...........   4,410      325,811
  McKesson Corp. .................................   5,110      320,857
  Medco Health Solutions, Inc.*...................   6,660      333,533
  Patterson Cos., Inc.*...........................  10,050      322,002
  Quest Diagnostics, Inc. ........................   6,260      308,743
  Tenet Healthcare Corp.*.........................  62,350      276,210
  UnitedHealth Group, Inc. .......................   5,700      289,788
  WellPoint, Inc.*................................   3,730      291,686
                                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        4,754,830
                                                            -----------

  HEALTH CARE TECHNOLOGY 2.1%
  IMS Health, Inc. ...............................  14,560      347,838
                                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                                    347,838
                                                            -----------

  LIFE SCIENCES TOOLS & SERVICES 9.1%
  Applera Corp. -- Applied Biosystems Group.......   9,960      314,039
  Millipore Corp.*................................   4,430      310,764
  PerkinElmer, Inc. ..............................  13,020      324,068
  Thermo Electron Corp.*..........................   5,790      298,127
  Waters Corp.*...................................   4,320      248,184
                                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                          1,495,182
                                                            -----------

  PHARMACEUTICALS 26.8%
  Abbott Laboratories.............................   5,720      322,036
  Allergan, Inc. .................................   5,110      343,341
  Barr Pharmaceuticals, Inc.*.....................   6,200      323,578
  Bristol-Myers Squibb Co. .......................  11,970      277,584
  Eli Lilly & Co. ................................   6,190      318,909
  Forest Laboratories, Inc.*......................   9,230      367,077
  Johnson & Johnson...............................   4,930      311,872
  King Pharmaceuticals, Inc.*.....................  31,610      331,589
  Merck & Co., Inc. ..............................   5,730      265,184
  Mylan Laboratories, Inc. .......................  24,490      365,146
  Pfizer, Inc. ...................................  14,420      337,284

50



RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Schering-Plough Corp. ..........................  12,340     $241,494
  Watson Pharmaceuticals, Inc.*...................  12,190      318,281
  Wyeth...........................................   7,180      285,764
                                                            -----------
TOTAL PHARMACEUTICALS                                         4,409,139
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $17,855,814)                                         16,451,111
                                                            -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................   3,477        3,477
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,477)                                                   3,477
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $17,859,291)                                         16,454,588
                                                            -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                    1,922
                                                            -----------
NET ASSETS--100.0%                                          $16,456,510



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 19.8%
  Boeing Co. .....................................   1,700    $141,406
  General Dynamics Corp. .........................   1,700     143,582
  Goodrich Corp. .................................   2,090     130,729
  Honeywell International, Inc. ..................   2,480     146,494
  L-3 Communications Holdings, Inc. ..............   1,410     156,270
  Lockheed Martin Corp. ..........................   1,380     148,930
  Northrop Grumman Corp. .........................   1,880     149,197
  Precision Castparts Corp. ......................   1,080     122,904
  Raytheon Co. ...................................   2,400     156,336
  Rockwell Collins, Inc. .........................   2,080     131,456
  United Technologies Corp. ......................   1,940     142,415
                                                            ----------
TOTAL AEROSPACE & DEFENSE                                    1,569,719
                                                            ----------

  AIR FREIGHT & LOGISTICS 7.7%
  C.H. Robinson Worldwide, Inc. ..................   2,790     154,957
  Expeditors International of Washington, Inc. ...   3,250     153,693
  FedEx Corp. ....................................   1,590     148,633
  United Parcel Service, Inc. -- Class B..........   2,070     151,441
                                                            ----------
TOTAL AIR FREIGHT & LOGISTICS                                  608,724
                                                            ----------

  AIRLINES 1.8%
  Southwest Airlines Co. .........................  11,910     139,704
                                                            ----------
TOTAL AIRLINES                                                 139,704
                                                            ----------

  BUILDING PRODUCTS 3.9%
  Masco Corp. ....................................   6,950     159,363
  Trane, Inc. ....................................   3,260     145,983
                                                            ----------
TOTAL BUILDING PRODUCTS                                        305,346
                                                            ----------

  COMMERCIAL SERVICES & SUPPLIES 16.3%
  Allied Waste Industries, Inc.*..................  13,690     134,847
  Avery Dennison Corp. ...........................   2,930     151,833
  Cintas Corp. ...................................   4,420     145,064
  Equifax, Inc. ..................................   4,090     151,698
  Monster Worldwide, Inc.*........................   4,480     124,768
  Pitney Bowes, Inc. .............................   3,920     143,864
  R.R. Donnelley & Sons Co. ......................   3,970     138,513
  Robert Half International, Inc. ................   5,660     157,235
  Waste Management, Inc. .........................   4,520     146,629
                                                            ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                         1,294,451
                                                            ----------

  CONSTRUCTION & ENGINEERING 3.1%
  Fluor Corp. ....................................   1,050     127,753
  Jacobs Engineering Group, Inc.*.................   1,570     120,011
                                                            ----------
TOTAL CONSTRUCTION & ENGINEERING                               247,764
                                                            ----------

  ELECTRICAL EQUIPMENT 4.8%
  Cooper Industries, Ltd. -- Class A..............   2,840     126,493
  Emerson Electric Co. ...........................   2,670     135,743
  Rockwell Automation, Inc. ......................   2,100     119,742
                                                            ----------
TOTAL ELECTRICAL EQUIPMENT                                     381,978
                                                            ----------

  INDUSTRIAL CONGLOMERATES 6.9%
  3M Co. .........................................   1,740     138,591
  General Electric Co. ...........................   4,060     143,765
  Textron, Inc. ..................................   2,160     121,068
  Tyco International, Ltd. .......................   3,720     146,419
                                                            ----------
TOTAL INDUSTRIAL CONGLOMERATES                                 549,843
                                                            ----------

52



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  MACHINERY 23.4%
  Caterpillar, Inc. ..............................   2,060    $146,548
  Cummins, Inc. ..................................   2,420     116,838
  Danaher Corp. ..................................   1,720     128,054
  Deere & Co. ....................................   1,700     149,192
  Dover Corp. ....................................   3,250     131,170
  Eaton Corp. ....................................   1,550     128,278
  Illinois Tool Works, Inc. ......................   2,830     142,632
  Ingersoll-Rand Co., Ltd. -- Class A.............   3,280     129,626
  ITT Corp. ......................................   2,320     137,877
  Manitowoc Co., Inc. ............................   3,130     119,316
  PACCAR, Inc. ...................................   2,680     125,746
  Pall Corp. .....................................   3,650     134,648
  Parker-Hannifin Corp. ..........................   1,990     134,544
  Terex Corp.*....................................   2,290     134,560
                                                            ----------
TOTAL MACHINERY                                              1,859,029
                                                            ----------

  ROAD & RAIL 10.1%
  Burlington Northern Santa Fe Corp. .............   1,800     155,736
  CSX Corp. ......................................   3,420     165,802
  Norfolk Southern Corp. .........................   2,990     162,626
  Ryder System, Inc. .............................   3,230     168,154
  Union Pacific Corp. ............................   1,200     150,036
                                                            ----------
TOTAL ROAD & RAIL                                              802,354
                                                            ----------

  TRADING COMPANIES & DISTRIBUTORS 1.7%
  W.W. Grainger, Inc. ............................   1,680     133,678
                                                            ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                         133,678
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $7,420,843)                                          7,892,590
                                                            ----------
SHORT TERM INVESTMENTS 0.5%
  SSgA Prime Money Market Fund....................  38,684      38,684
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $38,684)                                                38,684
                                                            ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,459,527)                                          7,931,274
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                   3,786
                                                            ----------
NET ASSETS--100.0%                                          $7,935,060
----------------------------------------------------------------------



* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.8%
  CHEMICALS 46.0%
  Air Products & Chemicals, Inc. .................   2,990    $269,160
  Ashland, Inc. ..................................   6,350     289,116
  Dow Chemical Co. ...............................   7,330     283,378
  Du Pont (E.I.) de Nemours & Co. ................   6,680     301,802
  Eastman Chemical Co. ...........................   4,800     317,136
  Ecolab, Inc. ...................................   5,840     281,780
  Hercules, Inc. .................................  15,060     264,002
  International Flavors & Fragrances, Inc. .......   6,230     265,460
  Monsanto Co. ...................................   2,710     304,712
  PPG Industries, Inc. ...........................   4,230     279,561
  Praxair, Inc. ..................................   3,320     268,621
  Rohm & Haas Co. ................................   5,480     292,358
  Sigma-Aldrich Corp. ............................   5,410     268,661
                                                            ----------
TOTAL CHEMICALS                                              3,685,747
                                                            ----------

  CONSTRUCTION MATERIALS 3.6%
  Vulcan Materials Co. ...........................   3,700     290,302
                                                            ----------
TOTAL CONSTRUCTION MATERIALS                                   290,302
                                                            ----------

  CONTAINERS & PACKAGING 15.8%
  Ball Corp. .....................................   6,610     303,333
  Bemis Co., Inc. ................................  11,430     310,667
  Pactiv Corp.*...................................  11,220     321,004
  Sealed Air Corp. ...............................  12,790     334,459
                                                            ----------
TOTAL CONTAINERS & PACKAGING                                 1,269,463
                                                            ----------

  METALS & MINING 24.1%
  Alcoa, Inc. ....................................   8,360     276,716
  Allegheny Technologies, Inc. ...................   3,500     246,400
  Freeport-McMoRan Copper & Gold, Inc. ...........   2,920     259,968
  Newmont Mining Corp. (Holding Co.)..............   6,200     336,908
  Nucor Corp. ....................................   4,990     288,422
  Titanium Metals Corp. ..........................  11,260     244,792
  United States Steel Corp. ......................   2,680     273,655
                                                            ----------
TOTAL METALS & MINING                                        1,926,861
                                                            ----------

  PAPER & FOREST PRODUCTS 10.3%
  International Paper Co. ........................   9,030     291,217
  MeadWestvaco Corp. .............................   9,320     260,960
  Weyerhaeuser Co. ...............................   4,080     276,298
                                                            ----------
TOTAL PAPER & FOREST PRODUCTS                                  828,475
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $8,313,005)                                          8,000,848
                                                            ----------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   8,096       8,096
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,096)                                                  8,096
                                                            ----------
TOTAL INVESTMENTS 99.9%
  (Cost $8,321,101)                                          8,008,944
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      4,477
                                                            ----------
NET ASSETS--100.0%                                          $8,013,421
----------------------------------------------------------------------



* Non-Income Producing Security.

54



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 100.0%
  COMMUNICATIONS EQUIPMENT 11.0%
  Ciena Corp.*....................................   9,281     $251,794
  Cisco Systems, Inc.*............................  11,281      276,384
  Corning, Inc. ..................................  13,461      324,006
  JDS Uniphase Corp.*.............................  23,492      244,552
  Juniper Networks, Inc.*.........................   9,311      252,794
  Motorola, Inc. .................................  19,873      229,136
  QUALCOMM, Inc. .................................   8,200      347,844
  Tellabs, Inc.*..................................  46,814      319,271
                                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                                2,245,781
                                                            -----------

  COMPUTERS & PERIPHERALS 15.3%
  Apple, Inc.*....................................   1,681      227,540
  Dell, Inc.*.....................................  12,951      259,538
  EMC Corp.*......................................  16,971      269,330
  Hewlett-Packard Co. ............................   6,241      273,044
  International Business Machines Corp. ..........   2,920      313,433
  Lexmark International, Inc. -- Class A*.........   9,380      339,650
  Network Appliance, Inc.*........................  12,771      296,542
  QLogic Corp.*...................................  22,153      316,788
  SanDisk Corp.*..................................   9,220      234,649
  Sun Microsystems, Inc.*.........................  17,161      300,317
  Teradata Corp.*.................................  11,961      284,911
                                                            -----------
TOTAL COMPUTERS & PERIPHERALS                                 3,115,742
                                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.7%
  Agilent Technologies, Inc.*.....................   8,721      295,729
  Jabil Circuit, Inc. ............................  22,093      292,732
  Molex, Inc. ....................................  11,701      281,292
  Tyco Electronics, Ltd. .........................   8,681      293,505
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                      1,163,258
                                                            -----------

  INTERNET SOFTWARE & SERVICES 6.6%
  Akamai Technologies, Inc.*......................   9,080      274,216
  eBay, Inc.*.....................................   9,490      255,186
  Google, Inc. -- Class A*........................     460      259,578
  VeriSign, Inc.*.................................   8,501      288,354
  Yahoo!, Inc.*...................................  13,491      258,758
                                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES                            1,336,092
                                                            -----------

  IT SERVICES 17.2%
  Affiliated Computer Services, Inc. -- Class A*..   7,021      342,274
  Automatic Data Processing, Inc. ................   7,200      292,104
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................   9,140      255,006
  Computer Sciences Corp.*........................   6,160      260,691
  Convergys Corp.*................................  19,342      299,994
  Electronic Data Systems Corp. ..................  15,241      306,344
  Fidelity National Information Services, Inc. ...   7,591      322,238
  Fiserv, Inc.*...................................   5,960      306,165
  Paychex, Inc. ..................................   8,651      283,061
  Total System Services, Inc. ....................  11,101      256,433
  Unisys Corp.*...................................  65,647      273,092
  Western Union Co. ..............................  13,621      305,110
                                                            -----------
TOTAL IT SERVICES                                             3,502,512
                                                            -----------

  OFFICE ELECTRONICS 1.5%
  Xerox Corp. ....................................  19,623      302,194
                                                            -----------
TOTAL OFFICE ELECTRONICS                                        302,194
                                                            -----------

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25.5%
  Advanced Micro Devices, Inc.*...................  41,784     $319,230
  Altera Corp. ...................................  16,613      280,594
  Analog Devices, Inc. ...........................  10,161      288,166
  Applied Materials, Inc. ........................  18,093      324,227
  Broadcom Corp. -- Class A*......................  12,211      269,619
  Intel Corp. ....................................  12,081      256,117
  KLA-Tencor Corp. ...............................   6,510      271,988
  Linear Technology Corp. ........................  10,111      279,771
  LSI Logic Corp.*................................  59,596      311,091
  MEMC Electronic Materials, Inc.*................   3,480      248,681
  Microchip Technology, Inc. .....................  10,020      319,738
  Micron Technology, Inc.*........................  43,006      302,332
  National Semiconductor Corp. ...................  13,791      254,168
  Novellus Systems, Inc.*.........................  11,770      279,655
  NVIDIA Corp.*...................................   9,161      225,269
  Teradyne, Inc.*.................................  30,994      340,004
  Texas Instruments, Inc. ........................   9,610      297,237
  Xilinx, Inc. ...................................  14,511      317,356
                                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                5,185,243
                                                            -----------

  SOFTWARE 17.2%
  Adobe Systems, Inc.*............................   7,700      268,961
  Autodesk, Inc.*.................................   6,390      262,948
  BMC Software, Inc.*.............................   8,830      282,913
  CA, Inc. .......................................  12,481      274,956
  Citrix Systems, Inc.*...........................   8,600      297,732
  Compuware Corp.*................................  35,494      301,699
  Electronic Arts, Inc.*..........................   5,550      262,904
  Intuit, Inc.*...................................  10,351      317,672
  Microsoft Corp. ................................   9,001      293,433
  Novell, Inc.*...................................  46,544      296,020
  Oracle Corp.*...................................  14,341      294,708
  Symantec Corp.*.................................  19,342      346,801
                                                            -----------
TOTAL SOFTWARE                                                3,500,747
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $23,699,393)                                         20,351,569
                                                            -----------
SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................   6,002        6,002
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,002)                                                   6,002
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $23,705,395)                                         20,357,571
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (3,823)
                                                            -----------
NET ASSETS--100.0%                                          $20,353,748



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

56



RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                 MARKET
                                                     SHARES       VALUE
-----------------------------------------------------------------------

COMMON STOCKS 97.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 16.9%
  AT&T, Inc. .....................................    3,690    $142,028
  CenturyTel, Inc. ...............................    3,680     135,829
  Citizens Communications Co. ....................   11,970     137,296
  Embarq Corp. ...................................    3,130     141,789
  Qwest Communications International, Inc. .......   21,620     127,125
  Verizon Communications, Inc. ...................    3,420     132,833
  Windstream Corp. ...............................   11,680     135,605
                                                             ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                    952,505
                                                             ----------

  ELECTRIC UTILITIES 34.4%
  Allegheny Energy, Inc. .........................    2,350     128,756
  American Electric Power Co., Inc. ..............    3,190     136,628
  Duke Energy Corp. ..............................    7,400     138,084
  Edison International............................    2,730     142,397
  Entergy Corp. ..................................    1,260     136,307
  Exelon Corp. ...................................    1,840     140,190
  FirstEnergy Corp. ..............................    2,030     144,576
  FPL Group, Inc. ................................    2,200     141,856
  Integrys Energy Group, Inc. ....................    2,930     142,456
  Pepco Holdings, Inc. ...........................    5,080     129,337
  Pinnacle West Capital Corp. ....................    3,540     136,007
  PPL Corp. ......................................    2,820     137,954
  Progress Energy, Inc. ..........................    3,110     140,479
  Southern Co. ...................................    3,920     142,492
                                                             ----------
TOTAL ELECTRIC UTILITIES                                      1,937,519
                                                             ----------

  GAS UTILITIES 5.0%
  Nicor, Inc. ....................................    3,490     143,090
  Questar Corp. ..................................    2,780     141,530
                                                             ----------
TOTAL GAS UTILITIES                                             284,620
                                                             ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 7.4%
  AES Corp.*......................................    6,950     132,606
  Constellation Energy Group, Inc. ...............    1,490     140,000
  Dynegy, Inc. -- Class A*........................   20,340     142,787
                                                             ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS              415,393
                                                             ----------

  MULTI-UTILITIES 29.7%
  Ameren Corp. ...................................    2,790     125,020
  CenterPoint Energy, Inc. .......................    8,830     141,368
  CMS Energy Corp. ...............................    8,580     134,449
  Consolidated Edison, Inc. ......................    3,120     135,970
  Dominion Resources, Inc. .......................    3,130     134,590
  DTE Energy Co. .................................    3,350     142,877
  NiSource, Inc. .................................    8,200     155,718
  PG&E Corp. .....................................    3,370     138,305
  Public Service Enterprise Group, Inc. ..........    1,570     150,720
  Sempra Energy...................................    2,440     136,396
  TECO Energy, Inc. ..............................    8,740     145,696
  Xcel Energy, Inc. ..............................    6,560     136,382
                                                             ----------
TOTAL MULTI-UTILITIES                                         1,677,491
                                                             ----------

  WIRELESS TELECOMMUNICATION SERVICES 4.5%
  American Tower Corp. -- Class A*................    3,640     136,609
  Sprint Nextel Corp. ............................   11,130     117,199
                                                             ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                       253,808
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $5,674,241)                                           5,521,336
                                                             ----------


RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                 MARKET
                                                     SHARES       VALUE
-----------------------------------------------------------------------

SHORT TERM INVESTMENTS 1.9%
  SSgA Prime Money Market Fund....................  104,512    $104,512
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $104,512)                                               104,512
                                                             ----------
TOTAL INVESTMENTS 99.8%
  (Cost $5,778,753)                                           5,625,848
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                      11,446
                                                             ----------
NET ASSETS--100.0%                                           $5,637,294



--------------------------------------------------------------------------------
* Non-Income Producing Security.

58



RYDEX 2X S&P 500  ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS 82.5%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co. .....................................       490     $40,758
  General Dynamics Corp. .........................       260      21,960
  Goodrich Corp. .................................        80       5,004
  Honeywell International, Inc. ..................       470      27,763
  L-3 Communications Holdings, Inc. ..............        80       8,866
  Lockheed Martin Corp. ..........................       220      23,743
  Northrop Grumman Corp. .........................       220      17,459
  Precision Castparts Corp. ......................        90      10,242
  Raytheon Co. ...................................       270      17,588
  Rockwell Collins, Inc. .........................       100       6,320
  United Technologies Corp. ......................       630      46,248
                                                              ----------
TOTAL AEROSPACE & DEFENSE                                        225,951
                                                              ----------

  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide, Inc. ..................       110       6,109
  Expeditors International of Washington, Inc. ...       140       6,621
  FedEx Corp. ....................................       200      18,696
  United Parcel Service, Inc. -- Class B..........       670      49,017
                                                              ----------
TOTAL AIR FREIGHT & LOGISTICS                                     80,443
                                                              ----------

  AIRLINES 0.1%
  Southwest Airlines Co. .........................       470       5,513
                                                              ----------
TOTAL AIRLINES                                                     5,513
                                                              ----------

  AUTO COMPONENTS 0.2%
  Goodyear Tire & Rubber Co.*.....................       150       3,775
  Johnson Controls, Inc. .........................       380      13,441
                                                              ----------
TOTAL AUTO COMPONENTS                                             17,216
                                                              ----------

  AUTOMOBILES 0.3%
  Ford Motor Co.*.................................     1,340       8,898
  General Motors Corp. ...........................       360      10,191
  Harley-Davidson, Inc. ..........................       150       6,087
                                                              ----------
TOTAL AUTOMOBILES                                                 25,176
                                                              ----------

  BEVERAGES 2.0%
  Anheuser-Busch Cos., Inc. ......................       470      21,864
  Brown-Forman Corp. -- Class B...................        50       3,149
  Coca-Cola Co. ..................................     1,260      74,554
  Coca-Cola Enterprises, Inc. ....................       180       4,153
  Constellation Brands, Inc. -- Class A*..........       120       2,508
  Molson Coors Brewing Co. -- Class B.............        90       4,020
  Pepsi Bottling Group, Inc. .....................        90       3,137
  PepsiCo, Inc. ..................................     1,020      69,554
                                                              ----------
TOTAL BEVERAGES                                                  182,939
                                                              ----------

  BIOTECHNOLOGY 1.1%
  Amgen, Inc.*....................................       690      32,147
  Biogen Idec, Inc.*..............................       190      11,581
  Celgene Corp.*..................................       250      14,027
  Genzyme Corp.*..................................       170      13,282
  Gilead Sciences, Inc.*..........................       590      26,957
                                                              ----------
TOTAL BIOTECHNOLOGY                                               97,994
                                                              ----------

  BUILDING PRODUCTS 0.1%
  Masco Corp. ....................................       230       5,274
  Trane, Inc. ....................................       110       4,926
                                                              ----------
TOTAL BUILDING PRODUCTS                                           10,200
                                                              ----------

  CAPITAL MARKETS 2.8%
  American Capital Strategies, Ltd. ..............       120       4,220
  Ameriprise Financial, Inc. .....................       150       8,297
  Bank of New York Mellon Corp. ..................       720      33,574
  Bear Stearns Cos., Inc. ........................        70       6,321
  Charles Schwab Corp. ...........................       600      13,380
  E*TRADE Financial Corp.*........................       290       1,441
  Federated Investors, Inc. -- Class B............        50       2,129
  Franklin Resources, Inc. .......................       100      10,423
  Goldman Sachs Group, Inc. ......................       250      50,192
  Janus Capital Group, Inc. ......................       100       2,701

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Legg Mason, Inc. ...............................        90      $6,480
  Lehman Brothers Holdings, Inc. .................       340      21,818
  Merrill Lynch & Co., Inc. ......................       540      30,456
  Morgan Stanley..................................       670      33,118
  Northern Trust Corp. ...........................       120       8,803
  State Street Corp. .............................       250      20,530
  T. Rowe Price Group, Inc. ......................       170       8,600
                                                              ----------
TOTAL CAPITAL MARKETS                                            262,483
                                                              ----------

  CHEMICALS 1.6%
  Air Products & Chemicals, Inc. .................       140      12,603
  Ashland, Inc. ..................................        40       1,821
  Dow Chemical Co. ...............................       600      23,196
  Du Pont (E.I.) de Nemours & Co. ................       570      25,753
  Eastman Chemical Co. ...........................        50       3,303
  Ecolab, Inc. ...................................       110       5,307
  Hercules, Inc. .................................        70       1,227
  International Flavors & Fragrances, Inc. .......        50       2,131
  Monsanto Co. ...................................       350      39,354
  PPG Industries, Inc. ...........................       100       6,609
  Praxair, Inc. ..................................       200      16,182
  Rohm & Haas Co. ................................        80       4,268
  Sigma-Aldrich Corp. ............................        80       3,973
                                                              ----------
TOTAL CHEMICALS                                                  145,727
                                                              ----------

  COMMERCIAL BANKS 2.8%
  BB&T Corp. .....................................       350      12,698
  Comerica, Inc. .................................       100       4,362
  Commerce Bancorp, Inc. .........................       120       4,573
  Fifth Third Bancorp.............................       340       9,214
  First Horizon National Corp. ...................        80       1,734
  Huntington Bancshares, Inc. ....................       230       3,094
  KeyCorp.........................................       250       6,537
  M&T Bank Corp. .................................        50       4,588
  Marshall & Ilsley Corp. ........................       160       4,464
  National City Corp. ............................       400       7,116
  PNC Financial Services Group, Inc. .............       220      14,436
  Regions Financial Corp. ........................       440      11,106
  SunTrust Banks, Inc. ...........................       220      15,169
  U.S. Bancorp....................................     1,100      37,345
  Wachovia Corp. .................................     1,260      49,052
  Wells Fargo & Co. ..............................     2,151      73,156
  Zions Bancorp...................................        70       3,832
                                                              ----------
TOTAL COMMERCIAL BANKS                                           262,476
                                                              ----------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Allied Waste Industries, Inc.*..................       180       1,773
  Avery Dennison Corp. ...........................        70       3,627
  Cintas Corp. ...................................        90       2,954
  Equifax, Inc. ..................................        80       2,967
  Monster Worldwide, Inc.*........................        80       2,228
  Pitney Bowes, Inc. .............................       140       5,138
  R.R. Donnelley & Sons Co. ......................       140       4,885
  Robert Half International, Inc. ................       100       2,778
  Waste Management, Inc. .........................       320      10,381
                                                              ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                              36,731
                                                              ----------

  COMMUNICATIONS EQUIPMENT 2.1%
  Ciena Corp.*....................................        50       1,357
  Cisco Systems, Inc.*............................     3,861      94,594
  Corning, Inc. ..................................     1,000      24,070
  JDS Uniphase Corp.*.............................       140       1,457
  Juniper Networks, Inc.*.........................       330       8,960
  Motorola, Inc. .................................     1,450      16,718
  QUALCOMM, Inc. .................................     1,040      44,117
  Tellabs, Inc.*..................................       280       1,910
                                                              ----------
TOTAL COMMUNICATIONS EQUIPMENT                                   193,183
                                                              ----------

  COMPUTERS & PERIPHERALS 3.4%
  Apple, Inc.*....................................       560      75,802
  Dell, Inc.*.....................................     1,420      28,457
  EMC Corp.*......................................     1,330      21,107
  Hewlett-Packard Co. ............................     1,640      71,750
  International Business Machines Corp. ..........       880      94,459
  Lexmark International, Inc. -- Class A*.........        60       2,173
  Network Appliance, Inc.*........................       220       5,108
  QLogic Corp.*...................................        90       1,287

60



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  SanDisk Corp.*..................................       150      $3,818
  Sun Microsystems, Inc.*.........................       530       9,275
  Teradata Corp.*.................................       120       2,858
                                                              ----------
TOTAL COMPUTERS & PERIPHERALS                                    316,094
                                                              ----------

  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp. ....................................        60       7,300
  Jacobs Engineering Group, Inc.*.................        80       6,115
                                                              ----------
TOTAL CONSTRUCTION & ENGINEERING                                  13,415
                                                              ----------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co. ...........................        70       5,492
                                                              ----------
TOTAL CONSTRUCTION MATERIALS                                       5,492
                                                              ----------

  CONSUMER FINANCE 0.7%
  American Express Co. ...........................       740      36,497
  Capital One Financial Corp. ....................       250      13,702
  Discover Financial Services.....................       300       5,250
  SLM Corp. ......................................       330       7,178
                                                              ----------
TOTAL CONSUMER FINANCE                                            62,627
                                                              ----------

  CONTAINERS & PACKAGING 0.1%
  Ball Corp. .....................................        60       2,753
  Bemis Co., Inc. ................................        60       1,631
  Pactiv Corp.*...................................        80       2,289
  Sealed Air Corp. ...............................       100       2,615
                                                              ----------
TOTAL CONTAINERS & PACKAGING                                       9,288
                                                              ----------

  DISTRIBUTORS 0.1%
  Genuine Parts Co. ..............................       110       4,832
                                                              ----------
TOTAL DISTRIBUTORS                                                 4,832
                                                              ----------

  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group, Inc. -- Class A*..................        90       7,176
  H&R Block, Inc. ................................       210       4,047
                                                              ----------
TOTAL DIVERSIFIED CONSUMER SERVICES                               11,223
                                                              ----------

  DIVERSIFIED FINANCIAL SERVICES 3.9%
  Bank of America Corp. ..........................     2,821     125,111
  CIT Group, Inc. ................................       120       3,355
  Citigroup, Inc. ................................     3,171      89,486
  CME Group, Inc. ................................        30      18,567
  Intercontinental Exchange, Inc.*................        40       5,598
  JPMorgan Chase & Co. ...........................     2,141     101,805
  Leucadia National Corp. ........................       110       4,859
  Moody's Corp. ..................................       140       4,899
  NYSE Euronext...................................       170      13,370
                                                              ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             367,050
                                                              ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
  AT&T, Inc. .....................................     3,861     148,610
  CenturyTel, Inc. ...............................        70       2,584
  Citizens Communications Co. ....................       210       2,409
  Embarq Corp. ...................................       100       4,530
  Qwest Communications International, Inc. .......     1,000       5,880
  Verizon Communications, Inc. ...................     1,840      71,465
  Windstream Corp. ...............................       300       3,483
                                                              ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     238,961
                                                              ----------

  ELECTRIC UTILITIES 1.7%
  Allegheny Energy, Inc. .........................       110       6,027
  American Electric Power Co., Inc. ..............       250      10,707
  Duke Energy Corp. ..............................       800      14,928
  Edison International............................       210      10,954
  Entergy Corp. ..................................       120      12,981
  Exelon Corp. ...................................       420      32,000
  FirstEnergy Corp. ..............................       190      13,532
  FPL Group, Inc. ................................       260      16,765
  Integrys Energy Group, Inc. ....................        50       2,431
  Pepco Holdings, Inc. ...........................       130       3,310
  Pinnacle West Capital Corp. ....................        60       2,305

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  PPL Corp. ......................................       240     $11,741
  Progress Energy, Inc. ..........................       160       7,227
  Southern Co. ...................................       480      17,448
                                                              ----------
TOTAL ELECTRIC UTILITIES                                         162,356
                                                              ----------

  ELECTRICAL EQUIPMENT 0.4%
  Cooper Industries, Ltd. -- Class A..............       110       4,899
  Emerson Electric Co. ...........................       500      25,420
  Rockwell Automation, Inc. ......................        90       5,132
                                                              ----------
TOTAL ELECTRICAL EQUIPMENT                                        35,451
                                                              ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
  Agilent Technologies, Inc.*.....................       250       8,477
  Jabil Circuit, Inc. ............................       130       1,723
  Molex, Inc. ....................................        90       2,164
  Tyco Electronics, Ltd. .........................       320      10,819
                                                              ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          23,183
                                                              ----------

  ENERGY EQUIPMENT & SERVICES 1.9%
  Baker Hughes, Inc. .............................       200      12,986
  BJ Services Co. ................................       190       4,132
  Cameron International Corp.*....................       140       5,636
  ENSCO International, Inc. ......................        90       4,601
  Halliburton Co. ................................       560      18,575
  Nabors Industries, Ltd.*........................       180       4,900
  National-Oilwell Varco, Inc.*...................       230      13,853
  Noble Corp. ....................................       170       7,441
  Rowan Cos., Inc. ...............................        70       2,383
  Schlumberger, Ltd. .............................       760      57,350
  Smith International, Inc. ......................       130       7,047
  Transocean, Inc.*...............................       200      24,520
  Weatherford International, Ltd.*................       210      12,980
                                                              ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                176,404
                                                              ----------

  FOOD & STAPLES RETAILING 2.1%
  Costco Wholesale Corp. .........................       280      19,023
  CVS Caremark Corp. .............................       940      36,726
  Kroger Co. .....................................       430      10,944
  Safeway, Inc. ..................................       280       8,677
  SUPERVALU, Inc. ................................       130       3,908
  Sysco Corp. ....................................       390      11,329
  Wal-Mart Stores, Inc. ..........................     1,500      76,320
  Walgreen Co. ...................................       630      22,119
  Whole Foods Market, Inc. .......................        90       3,550
                                                              ----------
TOTAL FOOD & STAPLES RETAILING                                   192,596
                                                              ----------

  FOOD PRODUCTS 1.2%
  Archer-Daniels-Midland Co. .....................       410      18,060
  Campbell Soup Co. ..............................       140       4,425
  ConAgra Foods, Inc. ............................       310       6,674
  Dean Foods Co. .................................        80       2,240
  General Mills, Inc. ............................       210      11,468
  H.J. Heinz Co. .................................       200       8,512
  Hershey Co. ....................................       110       3,982
  Kellogg Co. ....................................       170       8,143
  Kraft Foods, Inc. -- Class A....................       980      28,675
  McCormick & Co., Inc. ..........................        80       2,698
  Sara Lee Corp. .................................       460       6,468
  Tyson Foods, Inc. -- Class A....................       170       2,423
  Wm. Wrigley Jr. Co. ............................       140       8,040
                                                              ----------
TOTAL FOOD PRODUCTS                                              111,808
                                                              ----------

  GAS UTILITIES 0.1%
  Nicor, Inc. ....................................        30       1,230
  Questar Corp. ..................................       110       5,600
                                                              ----------
TOTAL GAS UTILITIES                                                6,830
                                                              ----------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
  Baxter International, Inc. .....................       400      24,296
  Becton, Dickinson & Co. ........................       160      13,845
  Boston Scientific Corp.*........................       850      10,311
  C.R. Bard, Inc. ................................        60       5,794
  Covidien, Ltd. .................................       320      14,282
  Hospira, Inc.*..................................       100       4,111
  Medtronic, Inc. ................................       720      33,530
  St Jude Medical, Inc.*..........................       220       8,912
  Stryker Corp. ..................................       150      10,046
  Varian Medical Systems, Inc.*...................        80       4,159

62



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Zimmer Holdings, Inc.*..........................       150     $11,740
                                                              ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           141,026
                                                              ----------

  HEALTH CARE PROVIDERS & SERVICES 2.0%
  Aetna, Inc. ....................................       320      17,043
  AmerisourceBergen Corp. ........................       110       5,131
  Cardinal Health, Inc. ..........................       230      13,333
  CIGNA Corp. ....................................       180       8,849
  Coventry Health Care, Inc.*.....................       100       5,658
  Express Scripts, Inc.*..........................       160      10,798
  Humana, Inc.*...................................       110       8,833
  Laboratory Corp. of America Holdings*...........        70       5,172
  McKesson Corp. .................................       180      11,302
  Medco Health Solutions, Inc.*...................       340      17,027
  Patterson Cos., Inc.*...........................        90       2,884
  Quest Diagnostics, Inc. ........................       100       4,932
  Tenet Healthcare Corp.*.........................       300       1,329
  UnitedHealth Group, Inc. .......................       820      41,689
  WellPoint, Inc.*................................       360      28,152
                                                              ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           182,132
                                                              ----------

  HEALTH CARE TECHNOLOGY 0.0%
  IMS Health, Inc. ...............................       120       2,867
                                                              ----------
TOTAL HEALTH CARE TECHNOLOGY                                       2,867
                                                              ----------

  HOTELS, RESTAURANTS & LEISURE 1.1%
  Carnival Corp. .................................       280      12,457
  Darden Restaurants, Inc. .......................        90       2,549
  International Game Technology...................       200       8,534
  Marriott International, Inc. -- Class A.........       200       7,192
  McDonald's Corp. ...............................       750      40,162
  Starbucks Corp.*................................       460       8,699
  Starwood Hotels & Resorts Worldwide, Inc. ......       130       5,883
  Wendy's International, Inc. ....................        60       1,465
  Wyndham Worldwide Corp. ........................       110       2,592
  Yum! Brands, Inc. ..............................       320      10,931
                                                              ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              100,464
                                                              ----------

  HOUSEHOLD DURABLES 0.4%
  Black & Decker Corp. ...........................        40       2,902
  Centex Corp. ...................................        80       2,222
  D.R. Horton, Inc. ..............................       180       3,105
  Fortune Brands, Inc. ...........................       100       6,992
  Harman International Industries, Inc. ..........        40       1,863
  KB HOME.........................................        50       1,375
  Leggett & Platt, Inc. ..........................       110       2,092
  Lennar Corp. -- Class A.........................        90       1,854
  Newell Rubbermaid, Inc. ........................       180       4,342
  Pulte Homes, Inc. ..............................       140       2,288
  Snap-on, Inc. ..................................        40       1,965
  Stanley Works...................................        50       2,568
  Whirlpool Corp. ................................        50       4,255
                                                              ----------
TOTAL HOUSEHOLD DURABLES                                          37,823
                                                              ----------

  HOUSEHOLD PRODUCTS 1.9%
  Clorox Co. .....................................        90       5,519
  Colgate-Palmolive Co. ..........................       320      24,640
  Kimberly-Clark Corp. ...........................       270      17,726
  Procter & Gamble Co. ...........................     1,971     129,987
                                                              ----------
TOTAL HOUSEHOLD PRODUCTS                                         177,872
                                                              ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  AES Corp.*......................................       430       8,204
  Constellation Energy Group, Inc. ...............       110      10,336
  Dynegy, Inc. -- Class A*........................       320       2,246
                                                              ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                20,786
                                                              ----------

  INDUSTRIAL CONGLOMERATES 3.1%
  3M Co. .........................................       450      35,842
  General Electric Co. ...........................     6,432     227,757
  Textron, Inc. ..................................       160       8,968

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Tyco International, Ltd. .......................       310     $12,202
                                                              ----------
TOTAL INDUSTRIAL CONGLOMERATES                                   284,769
                                                              ----------

  INSURANCE 3.5%
  ACE, Ltd. ......................................       210      12,252
  AFLAC, Inc. ....................................       310      19,012
  Allstate Corp. .................................       360      17,737
  Ambac Financial Group, Inc. ....................        60         703
  American International Group, Inc. .............     1,610      88,808
  Aon Corp. ......................................       190       8,269
  Assurant, Inc. .................................        60       3,893
  Chubb Corp. ....................................       240      12,430
  Cincinnati Financial Corp. .....................       110       4,239
  Genworth Financial, Inc. -- Class A.............       280       6,815
  Hartford Financial Services Group, Inc. ........       200      16,154
  Lincoln National Corp. .........................       170       9,241
  Loews Corp. ....................................       280      13,073
  Marsh & McLennan Cos., Inc. ....................       330       9,108
  MBIA, Inc. .....................................        80       1,240
  MetLife, Inc. ..................................       470      27,716
  Principal Financial Group, Inc. ................       170      10,134
  Progressive Corp. ..............................       440       8,166
  Prudential Financial, Inc. .....................       290      24,467
  SAFECO Corp. ...................................        60       3,202
  Torchmark Corp. ................................        60       3,664
  Travelers Cos., Inc. ...........................       410      19,721
  Unum Group......................................       230       5,203
  XL Capital, Ltd. -- Class A.....................       110       4,950
                                                              ----------
TOTAL INSURANCE                                                  330,197
                                                              ----------

  INTERNET & CATALOG RETAIL 0.2%
  Amazon.com, Inc.*...............................       200      15,540
  Expedia, Inc.*..................................       130       2,992
  IAC/InterActiveCorp*............................       120       3,113
                                                              ----------
TOTAL INTERNET & CATALOG RETAIL                                   21,645
                                                              ----------

  INTERNET SOFTWARE & SERVICES 1.4%
  Akamai Technologies, Inc.*......................       110       3,322
  eBay, Inc.*.....................................       720      19,361
  Google, Inc. -- Class A*........................       150      84,645
  VeriSign, Inc.*.................................       140       4,749
  Yahoo!, Inc.*...................................       850      16,303
                                                              ----------
TOTAL INTERNET SOFTWARE & SERVICES                               128,380
                                                              ----------

  IT SERVICES 0.7%
  Affiliated Computer Services, Inc. -- Class A*..        60       2,925
  Automatic Data Processing, Inc. ................       330      13,388
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................       180       5,022
  Computer Sciences Corp.*........................       100       4,232
  Convergys Corp.*................................        80       1,241
  Electronic Data Systems Corp. ..................       330       6,633
  Fidelity National Information Services, Inc. ...       110       4,670
  Fiserv, Inc.*...................................       100       5,137
  Paychex, Inc. ..................................       210       6,871
  Total System Services, Inc. ....................       130       3,003
  Unisys Corp.*...................................       220         915
  Western Union Co. ..............................       480      10,752
                                                              ----------
TOTAL IT SERVICES                                                 64,789
                                                              ----------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp. ................................        60       1,139
  Eastman Kodak Co. ..............................       180       3,588
  Hasbro, Inc. ...................................        90       2,337
  Mattel, Inc. ...................................       230       4,832
                                                              ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                11,896
                                                              ----------

  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Applera Corp. -- Applied Biosystems Group.......       110       3,468
  Millipore Corp.*................................        30       2,105
  PerkinElmer, Inc. ..............................        80       1,991
  Thermo Electron Corp.*..........................       270      13,902
  Waters Corp.*...................................        60       3,447
                                                              ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                              24,913
                                                              ----------

64



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  MACHINERY 1.5%
  Caterpillar, Inc. ..............................       400     $28,456
  Cummins, Inc. ..................................       130       6,276
  Danaher Corp. ..................................       160      11,912
  Deere & Co. ....................................       280      24,573
  Dover Corp. ....................................       130       5,247
  Eaton Corp. ....................................        90       7,448
  Illinois Tool Works, Inc. ......................       260      13,104
  Ingersoll-Rand Co., Ltd. -- Class A.............       170       6,718
  ITT Corp. ......................................       120       7,132
  Manitowoc Co., Inc. ............................        80       3,050
  PACCAR, Inc. ...................................       230      10,792
  Pall Corp. .....................................        80       2,951
  Parker-Hannifin Corp. ..........................       110       7,437
  Terex Corp.*....................................        70       4,113
                                                              ----------
TOTAL MACHINERY                                                  139,209
                                                              ----------

  MEDIA 2.3%
  CBS Corp. -- Class B............................       440      11,083
  Clear Channel Communications, Inc. .............       320       9,827
  Comcast Corp. -- Class A*.......................     1,951      35,430
  DIRECTV Group, Inc.*............................       460      10,387
  E.W. Scripps Co. -- Class A.....................        60       2,443
  Gannett Co., Inc. ..............................       150       5,550
  Interpublic Group of Cos., Inc.*................       300       2,679
  McGraw-Hill Cos., Inc. .........................       210       8,980
  Meredith Corp. .................................        20         940
  New York Times Co. -- Class A...................        90       1,507
  News Corp. -- Class A...........................     1,470      27,783
  Omnicom Group, Inc. ............................       210       9,528
  Time Warner, Inc. ..............................     2,301      36,218
  Viacom, Inc. -- Class B*........................       420      16,279
  Walt Disney Co. ................................     1,210      36,215
                                                              ----------
TOTAL MEDIA                                                      214,849
                                                              ----------

  METALS & MINING 0.9%
  Alcoa, Inc. ....................................       540      17,874
  Allegheny Technologies, Inc. ...................        70       4,928
  Freeport-McMoRan Copper & Gold, Inc. ...........       240      21,367
  Newmont Mining Corp. ...........................       290      15,759
  Nucor Corp. ....................................       180      10,404
  Titanium Metals Corp. ..........................        60       1,304
  United States Steel Corp. ......................        80       8,169
                                                              ----------
TOTAL METALS & MINING                                             79,805
                                                              ----------

  MULTI-UTILITIES 0.9%
  Ameren Corp. ...................................       130       5,826
  CenterPoint Energy, Inc. .......................       200       3,202
  CMS Energy Corp. ...............................       140       2,194
  Consolidated Edison, Inc. ......................       170       7,409
  Dominion Resources, Inc. .......................       370      15,910
  DTE Energy Co. .................................       100       4,265
  NiSource, Inc. .................................       170       3,228
  PG&E Corp. .....................................       230       9,439
  Public Service Enterprise Group, Inc. ..........       160      15,360
  Sempra Energy...................................       170       9,503
  TECO Energy, Inc. ..............................       130       2,167
  Xcel Energy, Inc. ..............................       270       5,613
                                                              ----------
TOTAL MULTI-UTILITIES                                             84,116
                                                              ----------

  MULTILINE RETAIL 0.7%
  Big Lots, Inc.*.................................        60       1,042
  Dillard's, Inc. -- Class A......................        40         793
  Family Dollar Stores, Inc. .....................        90       1,893
  Federated Department Stores, Inc. ..............       280       7,739
  J.C. Penney Co., Inc. ..........................       140       6,637
  Kohl's Corp.*...................................       200       9,128
  Nordstrom, Inc. ................................       120       4,668
  Sears Holdings Corp.*...........................        50       5,525
  Target Corp. ...................................       530      29,457
                                                              ----------
TOTAL MULTILINE RETAIL                                            66,882
                                                              ----------

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ....................................       590      $9,086
                                                              ----------
TOTAL OFFICE ELECTRONICS                                           9,086
                                                              ----------

  OIL, GAS & CONSUMABLE FUELS 8.3%
  Anadarko Petroleum Corp. .......................       300      17,577
  Apache Corp. ...................................       210      20,042
  Chesapeake Energy Corp. ........................       290      10,797
  Chevron Corp. ..................................     1,340     113,230
  ConocoPhillips..................................     1,020      81,926
  CONSOL Energy, Inc. ............................       120       8,760
  Devon Energy Corp. .............................       280      23,794
  El Paso Corp. ..................................       450       7,416
  EOG Resources, Inc. ............................       160      14,000
  Exxon Mobil Corp. ..............................     3,471     299,894
  Hess Corp. .....................................       180      16,349
  Marathon Oil Corp. .............................       450      21,083
  Murphy Oil Corp. ...............................       120       8,825
  Noble Energy, Inc. .............................       110       7,984
  Occidental Petroleum Corp. .....................       530      35,971
  Peabody Energy Corp. ...........................       170       9,183
  Range Resources Corp. ..........................        90       4,700
  Spectra Energy Corp. ...........................       400       9,136
  Sunoco, Inc. ...................................        70       4,354
  Tesoro Corp. ...................................        90       3,515
  Valero Energy Corp. ............................       350      20,717
  Williams Cos., Inc. ............................       380      12,149
  XTO Energy, Inc. ...............................       310      16,101
                                                              ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                767,503
                                                              ----------

  PAPER & FOREST PRODUCTS 0.2%
  International Paper Co. ........................       270       8,707
  MeadWestvaco Corp. .............................       120       3,360
  Weyerhaeuser Co. ...............................       130       8,804
                                                              ----------
TOTAL PAPER & FOREST PRODUCTS                                     20,871
                                                              ----------

  PERSONAL PRODUCTS 0.1%
  Avon Products, Inc. ............................       270       9,455
  Estee Lauder Cos., Inc -- Class A...............        70       2,954
                                                              ----------
TOTAL PERSONAL PRODUCTS                                           12,409
                                                              ----------

  PHARMACEUTICALS 5.2%
  Abbott Laboratories.............................       980      55,174
  Allergan, Inc. .................................       200      13,438
  Barr Pharmaceuticals, Inc.*.....................        70       3,653
  Bristol-Myers Squibb Co. .......................     1,260      29,219
  Eli Lilly & Co. ................................       630      32,458
  Forest Laboratories, Inc.*......................       200       7,954
  Johnson & Johnson...............................     1,820     115,133
  King Pharmaceuticals, Inc.*.....................       160       1,678
  Merck & Co., Inc. ..............................     1,380      63,867
  Mylan Laboratories, Inc. .......................       190       2,833
  Pfizer, Inc. ...................................     4,341     101,536
  Schering-Plough Corp. ..........................     1,030      20,157
  Watson Pharmaceuticals, Inc.*...................        70       1,828
  Wyeth...........................................       850      33,830
                                                              ----------
TOTAL PHARMACEUTICALS                                            482,758
                                                              ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.9%
  Apartment Investment & Management Co. -- Class
     A............................................        60       2,378
  AvalonBay Communities, Inc. ....................        50       4,697
  Boston Properties, Inc. ........................        80       7,354
  Developers Diversified Realty Corp. ............        80       3,292
  Equity Residential Properties Trust.............       170       6,360
  General Growth Properties, Inc. ................       160       5,843
  Host Hotels & Resorts, Inc. ....................       330       5,524
  Kimco Realty Corp. .............................       160       5,730
  Plum Creek Timber Co., Inc. ....................       110       4,593
  ProLogis........................................       160       9,496
  Public Storage, Inc. ...........................        80       6,260
  Simon Property Group, Inc. .....................       140      12,513
  Vornado Realty Trust............................        90       8,136
                                                              ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                       82,176
                                                              ----------

66



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0%
  CB Richard Ellis Group, Inc. -- Class A*........       130      $2,523
                                                              ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                         2,523
                                                              ----------

  ROAD & RAIL 0.7%
  Burlington Northern Santa Fe Corp. .............       190      16,439
  CSX Corp. ......................................       270      13,090
  Norfolk Southern Corp. .........................       250      13,597
  Ryder System, Inc. .............................        40       2,082
  Union Pacific Corp. ............................       170      21,255
                                                              ----------
TOTAL ROAD & RAIL                                                 66,463
                                                              ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
  Advanced Micro Devices, Inc.*...................       380       2,903
  Altera Corp. ...................................       210       3,547
  Analog Devices, Inc. ...........................       190       5,388
  Applied Materials, Inc. ........................       880      15,770
  Broadcom Corp. -- Class A*......................       300       6,624
  Intel Corp. ....................................     3,721      78,885
  KLA-Tencor Corp. ...............................       120       5,014
  Linear Technology Corp. ........................       140       3,874
  LSI Logic Corp.*................................       450       2,349
  MEMC Electronic Materials, Inc.*................       150      10,719
  Microchip Technology, Inc. .....................       140       4,467
  Micron Technology, Inc.*........................       480       3,374
  National Semiconductor Corp. ...................       150       2,765
  Novellus Systems, Inc.*.........................        70       1,663
  NVIDIA Corp.*...................................       350       8,607
  Teradyne, Inc.*.................................       110       1,207
  Texas Instruments, Inc. ........................       890      27,528
  Xilinx, Inc. ...................................       190       4,155
                                                              ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   188,839
                                                              ----------

  SOFTWARE 3.0%
  Adobe Systems, Inc.*............................       360      12,575
  Autodesk, Inc.*.................................       150       6,172
  BMC Software, Inc.*.............................       120       3,845
  CA, Inc. .......................................       250       5,508
  Citrix Systems, Inc.*...........................       120       4,154
  Compuware Corp.*................................       180       1,530
  Electronic Arts, Inc.*..........................       200       9,474
  Intuit, Inc.*...................................       210       6,445
  Microsoft Corp. ................................     5,121     166,945
  Novell, Inc.*...................................       220       1,399
  Oracle Corp.*...................................     2,511      51,601
  Symantec Corp.*.................................       550       9,861
                                                              ----------
TOTAL SOFTWARE                                                   279,509
                                                              ----------

  SPECIALTY RETAIL 1.4%
  Abercrombie & Fitch Co. -- Class A..............        50       3,985
  AutoNation, Inc.*...............................        90       1,465
  AutoZone, Inc.*.................................        30       3,626
  Bed Bath & Beyond, Inc.*........................       170       5,481
  Best Buy Co., Inc. .............................       220      10,738
  Circuit City Stores, Inc. ......................       110         598
  GameStop Corp. -- Class A*......................       100       5,173
  Gap, Inc. ......................................       300       5,736
  Home Depot, Inc. ...............................     1,070      32,817
  Limited Brands, Inc. ...........................       200       3,818
  Lowe's Cos., Inc. ..............................       930      24,589
  Office Depot, Inc.*.............................       170       2,521
  OfficeMax, Inc. ................................        50       1,239
  RadioShack Corp. ...............................        80       1,388
  Sherwin-Williams Co. ...........................        70       4,005
  Staples, Inc. ..................................       450      10,773
  Tiffany & Co. ..................................        90       3,591
  TJX Cos., Inc. .................................       280       8,837
                                                              ----------
TOTAL SPECIALTY RETAIL                                           130,380
                                                              ----------

  TEXTILES, APPAREL & LUXURY GOODS 0.3%
  Coach, Inc.*....................................       230       7,372
  Jones Apparel Group, Inc. ......................        50         840
  Liz Claiborne, Inc. ............................        60       1,313

RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                                  MARKET
                                                      SHARES       VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  NIKE, Inc. -- Class B...........................       240     $14,822
  Polo Ralph Lauren Corp. ........................        40       2,424
  V.F. Corp. .....................................        60       4,642
                                                              ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                            31,413
                                                              ----------

  THRIFTS & MORTGAGE FINANCE 0.6%
  Countrywide Financial Corp. ....................       370       2,575
  Federal Home Loan Mortgage Corp. ...............       420      12,764
  Federal National Mortgage Association...........       620      20,993
  Hudson City Bancorp, Inc. ......................       330       5,406
  MGIC Investment Corp. ..........................        50         925
  Sovereign Bancorp, Inc. ........................       230       2,868
  Washington Mutual, Inc. ........................       550      10,956
                                                              ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                  56,487
                                                              ----------

  TOBACCO 1.2%
  Altria Group, Inc. .............................     1,340     101,599
  Reynolds American, Inc. ........................       110       6,966
  UST, Inc. ......................................       100       5,196
                                                              ----------
TOTAL TOBACCO                                                    113,761
                                                              ----------

  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc. ............................        40       3,183
                                                              ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                             3,183
                                                              ----------

  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower Corp. -- Class A*................       260       9,758
  Sprint Nextel Corp. ............................     1,810      19,059
                                                              ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         28,817
                                                              ----------
TOTAL COMMON STOCKS
  (Cost $8,344,913)...............................             7,674,240
                                                              ----------

                                                        FACE      MARKET
                                                      AMOUNT       VALUE
------------------------------------------------------------------------

UNITED STATES TREASURY BILLS 11.3%
  United States Treasury Bill
     2.389%, due 02/14/08(a)+.....................  $200,000    $199,814
     2.770%, due 02/14/08(a)+.....................   125,000     124,866
     2.021%, due 02/21/08(a)+.....................   725,000     724,146
                                                              ----------
TOTAL UNITED STATES
  TREASURY BILLS
  (Cost $1,048,826)...............................             1,048,826
                                                              ----------
TOTAL INVESTMENTS 93.8%
  (Cost $9,393,739)...............................             8,723,066
                                                              ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--6.2%                      575,486
                                                              ----------
NET ASSETS--100.0%                                            $9,298,552
                                                              ----------




                                                               UNREALIZED
                                                    CONTRACTS  GAIN(LOSS)
-------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  March 2008 S&P 500 Index
     Mini Futures Contracts (Aggregate Market
     Value of Contracts $3,724,920)...............         54   $(64,838)
                                                               ----------

                                                        UNITS
-------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
  April 2008 S&P 500 Index Swap, Terminating
     04/30/08**
     (Notional Market Value $7,137,663)...........      5,178     $84,137

-------------------------------------------------------------------------


* Non-Income Producing Security.

 ** Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Zero coupon bond -- Interest rate represents current yield to maturity.

 + Security or portion of the security was pledged as collateral for a swap agreement.

68



RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                           FACE       MARKET
                                                         AMOUNT        VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS 86.5%
  State Street Bank & Trust Co.,
     Repurchase Agreement
     dated 01/31/08
     at 2.680% to be
     repurchased at
     $15,160,129 on 02/01/08 collateralized by
     $15,070,000 FHLMC at 5.375% due 02/08/10 with
     a value of $15,465,588.......................  $15,159,000  $15,159,000
                                                                 -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $15,159,000)                                              15,159,000
                                                                 -----------

UNITED STATES TREASURY BILLS 10.5%
  United States Treasury Bill
     2.813%, due 02/07/08(a)+.....................      170,000      169,907
     2.770%, due 02/14/08(a)+.....................      300,000      299,677
     2.854%, due 02/14/08(a)+.....................      205,000      204,773
     2.021%, due 02/21/08(a)+.....................    1,160,000    1,158,634
                                                                 -----------
TOTAL UNITED STATES
  TREASURY BILLS
  (Cost $1,832,991)                                                1,832,991
                                                                 -----------
TOTAL INVESTMENTS 97.0%
  (Cost $16,991,991)                                              16,991,991
                                                                 -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--3.0%                          521,076
                                                                 -----------
NET ASSETS--100.0%                                               $17,513,067
                                                                 -----------


                                                                  UNREALIZED
                                                      CONTRACTS   GAIN(LOSS)
----------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
  March 2008 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $14,554,780)....................................          211     $267,437
                                                                 -----------


                                                          UNITS
----------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  April 2008 S&P 500 Index Swap, Terminating
     04/30/08* (Notional Market Value
     $20,601,602).................................       14,944   $(246,671)
----------------------------------------------------------------------------



* Price return based on S&P 500 Index +/- financing at a variable rate.
(a) Zero coupon bond -- Interest rate represents current yield to maturity.

 + Security or portion of the security was pledged as collateral for a swap agreement.

FHLMC -- Federal Home Loan Mortgage Corporation

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS 82.7%
  AEROSPACE & DEFENSE 0.7%
  Alliant Techsystems, Inc.*......................      80     $8,468
  BE Aerospace, Inc.*.............................     220      8,494
  DRS Technologies, Inc. .........................     100      5,367
                                                            ---------
TOTAL AEROSPACE & DEFENSE                                      22,329
                                                            ---------

  AIRLINES 0.2%
  Airtran Holdings, Inc.*.........................     220      1,899
  Alaska Air Group, Inc.*.........................     100      2,530
  JetBlue Airways Corp.*..........................     440      3,040
                                                            ---------
TOTAL AIRLINES                                                  7,469
                                                            ---------

  AUTO COMPONENTS 0.9%
  ArvinMeritor, Inc. .............................     180      2,444
  BorgWarner, Inc. ...............................     280     14,171
  Gentex Corp. ...................................     350      5,551
  Lear Corp.*.....................................     190      5,579
  Modine Manufacturing Co. .......................      80      1,235
                                                            ---------
TOTAL AUTO COMPONENTS                                          28,980
                                                            ---------

  AUTOMOBILES 0.1%
  Thor Industries, Inc. ..........................      80      2,826
                                                            ---------
TOTAL AUTOMOBILES                                               2,826
                                                            ---------

  BEVERAGES 0.3%
  Hansen Natural Corp.*...........................     140      5,398
  PepsiAmericas, Inc. ............................     140      3,450
                                                            ---------
TOTAL BEVERAGES                                                 8,848
                                                            ---------

  BIOTECHNOLOGY 1.1%
  Cephalon, Inc.*.................................     160     10,501
  Millennium Pharmaceuticals, Inc.*...............     780     11,833
  PDL BioPharma, Inc.*............................     280      4,180
  Vertex Pharmaceuticals, Inc.*...................     320      6,515
                                                            ---------
TOTAL BIOTECHNOLOGY                                            33,029
                                                            ---------

  CAPITAL MARKETS 1.2%
  Eaton Vance Corp. ..............................     300     11,181
  Jefferies Group, Inc. ..........................     270      5,459
  Raymond James Financial, Inc. ..................     230      6,461
  SEI Investments Co. ............................     300      8,310
  Waddell & Reed Financial, Inc. -- Class A.......     200      6,636
                                                            ---------
TOTAL CAPITAL MARKETS                                          38,047
                                                            ---------

  CHEMICALS 3.2%
  Airgas, Inc. ...................................     200      9,282
  Albemarle Corp. ................................     190      6,889
  Cabot Corp. ....................................     160      4,757
  CF Industries Holdings, Inc. ...................     120     12,832
  Chemtura Corp. .................................     580      3,886
  Cytec Industries, Inc. .........................     100      5,661
  Ferro Corp. ....................................     100      1,768
  FMC Corp. ......................................     180      9,569
  Lubrizol Corp. .................................     170      8,944
  Minerals Technologies, Inc. ....................      50      2,720
  Olin Corp. .....................................     180      3,688
  RPM International, Inc. ........................     290      6,276
  Scotts Miracle-Gro Co. .........................     110      4,294
  Sensient Technologies Corp. ....................     110      2,922
  Terra Industries, Inc.*.........................     220      9,915
  Valspar Corp. ..................................     240      4,807
                                                            ---------
TOTAL CHEMICALS                                                98,210
                                                            ---------

  COMMERCIAL BANKS 2.5%
  Associated Banc-Corp. ..........................     310      8,736
  Bank of Hawaii Corp. ...........................     120      6,044
  Cathay General Bancorp..........................     120      3,112
  City National Corp. ............................     100      5,688
  Colonial BancGroup, Inc. .......................     380      5,966
  Cullen/Frost Bankers, Inc. .....................     140      7,622
  First Community Bancorp.........................      60      2,132

70



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  FirstMerit Corp. ...............................     190     $4,250
  SVB Financial Group*............................      80      3,872
  Synovus Financial Corp. ........................     790     10,436
  TCF Financial Corp. ............................     260      5,525
  Webster Financial Corp. ........................     130      4,403
  Westamerica Bancorp.............................      70      3,466
  Wilmington Trust Corp. .........................     170      5,928
                                                            ---------
TOTAL COMMERCIAL BANKS                                         77,180
                                                            ---------

  COMMERCIAL SERVICES & SUPPLIES 3.3%
  Brink's Co. ....................................     120      7,276
  ChoicePoint, Inc.*..............................     170      5,659
  Copart, Inc.*...................................     170      6,950
  Corporate Executive Board Co. ..................      90      5,179
  Corrections Corp. of America*...................     300      7,962
  Deluxe Corp. ...................................     130      3,162
  Dun & Bradstreet Corp. .........................     140     12,877
  Herman Miller, Inc. ............................     140      4,449
  HNI Corp. ......................................     110      3,703
  Kelly Services, Inc. ...........................      60      1,033
  Korn/Ferry International*.......................     110      1,770
  Manpower, Inc. .................................     200     11,252
  Mine Safety Appliances Co. .....................      70      3,124
  Navigant Consulting, Inc.*......................     110      1,302
  Republic Services, Inc. ........................     390     11,700
  Rollins, Inc. ..................................     100      1,779
  Stericycle, Inc.*...............................     210     12,445
                                                            ---------
TOTAL COMMERCIAL SERVICES & SUPPLIES                          101,622
                                                            ---------

  COMMUNICATIONS EQUIPMENT 1.9%
  3Com Corp.*.....................................     960      3,965
  ADC Telecommunications, Inc.*...................     280      4,141
  Adtran, Inc. ...................................     140      2,913
  Avocent Corp.*..................................     120      1,992
  CommScope, Inc.*................................     160      7,096
  Dycom Industries, Inc.*.........................     100      2,362
  F5 Networks, Inc.*..............................     200      4,706
  Foundry Networks, Inc.*.........................     360      4,968
  Harris Corp. ...................................     330     18,048
  Plantronics, Inc. ..............................     120      2,292
  Polycom, Inc.*..................................     220      5,555
                                                            ---------
TOTAL COMMUNICATIONS EQUIPMENT                                 58,038
                                                            ---------

  COMPUTERS & PERIPHERALS 1.0%
  Diebold, Inc. ..................................     160      4,141
  Imation Corp. ..................................      80      2,073
  NCR Corp.*......................................     440      9,451
  Palm, Inc. .....................................     250      1,355
  Western Digital Corp.*..........................     530     14,018
                                                            ---------
TOTAL COMPUTERS & PERIPHERALS                                  31,038
                                                            ---------

  CONSTRUCTION & ENGINEERING 1.1%
  Granite Construction, Inc. .....................      80      3,046
  KBR, Inc.*......................................     410     12,952
  Quanta Services, Inc.*..........................     410      8,987
  URS Corp.*......................................     190      8,341
                                                            ---------
TOTAL CONSTRUCTION & ENGINEERING                               33,326
                                                            ---------

  CONSTRUCTION MATERIALS 0.4%
  Martin Marietta Materials, Inc. ................     100     12,272
                                                            ---------
TOTAL CONSTRUCTION MATERIALS                                   12,272
                                                            ---------

  CONSUMER FINANCE 0.1%
  AmeriCredit Corp.*..............................     280      3,727
                                                            ---------
TOTAL CONSUMER FINANCE                                          3,727
                                                            ---------

  CONTAINERS & PACKAGING 0.6%
  Packaging Corp. of America......................     220      5,333
  Sonoco Products Co. ............................     240      7,406
  Temple-Inland, Inc. ............................     260      4,875
                                                            ---------
TOTAL CONTAINERS & PACKAGING                                   17,614
                                                            ---------

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  DIVERSIFIED CONSUMER SERVICES 1.5%
  Career Education Corp.*.........................     220     $4,783
  Corinthian Colleges, Inc.*......................     200      1,690
  DeVry, Inc. ....................................     140      7,727
  ITT Educational Services, Inc.*.................      70      6,395
  Matthews International Corp. -- Class A.........      70      3,421
  Regis Corp. ....................................     110      2,786
  Service Corp. International.....................     700      8,421
  Sotheby's.......................................     160      4,971
  Strayer Education, Inc. ........................      30      5,177
                                                            ---------
TOTAL DIVERSIFIED CONSUMER SERVICES                            45,371
                                                            ---------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*..........................     600      2,328
                                                            ---------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                    2,328
                                                            ---------

  ELECTRIC UTILITIES 1.6%
  Aquila, Inc.*...................................     910      3,194
  DPL, Inc. ......................................     270      7,495
  Great Plains Energy, Inc. ......................     210      5,855
  Hawaiian Electric Industries, Inc. .............     200      4,496
  IDACORP, Inc. ..................................     110      3,590
  Northeast Utilities.............................     370     10,257
  Sierra Pacific Resources........................     560      8,383
  Westar Energy, Inc. ............................     220      5,359
                                                            ---------
TOTAL ELECTRIC UTILITIES                                       48,629
                                                            ---------

  ELECTRICAL EQUIPMENT 1.1%
  AMETEK, Inc. ...................................     260     11,451
  Hubbell, Inc. -- Class A........................     140      6,675
  Roper Industries, Inc. .........................     210     11,743
  Thomas & Betts Corp.*...........................     120      5,430
                                                            ---------
TOTAL ELECTRICAL EQUIPMENT                                     35,299
                                                            ---------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
  Amphenol Corp. .................................     430     17,174
  Arrow Electronics, Inc.*........................     300     10,266
  Avnet, Inc.*....................................     360     12,820
  Ingram Micro, Inc. -- Class A*..................     350      6,223
  KEMET Corp.*....................................     200      1,042
  National Instruments Corp. .....................     140      3,760
  Tech Data Corp.*................................     130      4,469
  Vishay Intertechnology, Inc.*...................     450      4,721
                                                            ---------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       60,475
                                                            ---------

  ENERGY EQUIPMENT & SERVICES 2.8%
  Exterran Holdings, Inc.*........................     160     10,438
  FMC Technologies, Inc.*.........................     310     14,929
  Grant Prideco, Inc.*............................     310     15,432
  Helmerich & Payne, Inc. ........................     250      9,805
  Patterson-UTI Energy, Inc. .....................     360      7,049
  Pride International, Inc.*......................     400     12,684
  Superior Energy Services, Inc.*.................     190      7,617
  Tidewater, Inc. ................................     130      6,885
                                                            ---------
TOTAL ENERGY EQUIPMENT & SERVICES                              84,839
                                                            ---------

  FOOD & STAPLES RETAILING 0.3%
  BJ's Wholesale Club, Inc.*......................     150      4,866
  Ruddick Corp. ..................................      90      3,067
                                                            ---------
TOTAL FOOD & STAPLES RETAILING                                  7,933
                                                            ---------

  FOOD PRODUCTS 1.0%
  Corn Products International, Inc. ..............     180      6,084
  Hormel Foods Corp. .............................     170      6,586
  J.M. Smucker Co. ...............................     140      6,542

72



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Lancaster Colony Corp. .........................      50     $1,743
  Smithfield Foods, Inc.*.........................     280      7,798
  Tootsie Roll Industries, Inc. ..................      60      1,499
                                                            ---------
TOTAL FOOD PRODUCTS                                            30,252
                                                            ---------

  GAS UTILITIES 1.9%
  AGL Resources, Inc. ............................     180      6,813
  Energen Corp. ..................................     170     10,693
  Equitable Resources, Inc. ......................     290     16,167
  National Fuel Gas Co. ..........................     200      8,622
  Oneok, Inc. ....................................     250     11,750
  WGL Holdings, Inc. .............................     120      3,869
                                                            ---------
TOTAL GAS UTILITIES                                            57,914
                                                            ---------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.6%
  Advanced Medical Optics, Inc.*..................     150      3,155
  Beckman Coulter, Inc. ..........................     150      9,975
  Dentsply International, Inc. ...................     370     15,285
  Edwards Lifesciences Corp.*.....................     140      6,478
  Gen-Probe, Inc.*................................     130      7,429
  Hillenbrand Industries, Inc. ...................     150      7,758
  Hologic, Inc.*..................................     300     19,308
  Intuitive Surgical, Inc.*.......................      90     22,860
  Kinetic Concepts, Inc.*.........................     130      6,471
  ResMed, Inc.*...................................     190      8,850
  STERIS Corp. ...................................     150      3,717
                                                            ---------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        111,286
                                                            ---------

  HEALTH CARE PROVIDERS & SERVICES 2.6%
  Apria Healthcare Group, Inc.*...................     110      2,334
  Community Health Systems, Inc.*.................     230      7,383
  Health Management Associates, Inc. -- Class A...     590      3,180
  Health Net, Inc.*...............................     270     12,552
  Henry Schein, Inc.*.............................     220     12,788
  Kindred Healthcare, Inc.*.......................      70      1,928
  LifePoint Hospitals, Inc.*......................     140      3,780
  Lincare Holdings, Inc.*.........................     190      6,348
  Omnicare, Inc. .................................     290      6,421
  Psychiatric Solutions, Inc.*....................     130      3,922
  Universal Health Services, Inc. -- Class B......     130      6,127
  VCA Antech, Inc.*...............................     200      7,732
  WellCare Health Plans, Inc.*....................     100      4,699
                                                            ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         79,194
                                                            ---------

  HEALTH CARE TECHNOLOGY 0.3%
  Cerner Corp.*...................................     160      8,384
                                                            ---------
TOTAL HEALTH CARE TECHNOLOGY                                    8,384
                                                            ---------

  HOTELS, RESTAURANTS & LEISURE 1.2%
  Bob Evans Farms, Inc. ..........................      80      2,379
  Boyd Gaming Corp. ..............................     140      3,742
  Brinker International, Inc. ....................     250      4,653
  CBRL Group, Inc. ...............................      60      1,876
  Cheesecake Factory, Inc.*.......................     170      3,715
  Chipotle Mexican Grill, Inc. -- Class A*........      80      9,739
  International Speedway Corp. -- Class A.........      70      2,866
  Life Time Fitness, Inc.*........................      80      3,547
  Ruby Tuesday, Inc. .............................     120        923
  Scientific Games Corp. -- Class A*..............     160      3,808
                                                            ---------
TOTAL HOTELS, RESTAURANTS & LEISURE                            37,248
                                                            ---------

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  HOUSEHOLD DURABLES 1.4%
  American Greetings Corp. -- Class A.............     130     $2,668
  Blyth, Inc. ....................................      60      1,307
  Furniture Brands International, Inc. ...........     120      1,146
  Hovnanian Enterprises, Inc. -- Class A*.........      90        890
  MDC Holdings, Inc. .............................      80      3,702
  Mohawk Industries, Inc.*........................     130     10,389
  NVR, Inc.*......................................      10      6,315
  Ryland Group, Inc. .............................     100      3,371
  Toll Brothers, Inc.*............................     310      7,217
  Tupperware Brands Corp. ........................     150      5,550
                                                            ---------
TOTAL HOUSEHOLD DURABLES                                       42,555
                                                            ---------

  HOUSEHOLD PRODUCTS 0.7%
  Church & Dwight Co., Inc. ......................     160      8,515
  Energizer Holdings, Inc.*.......................     140     13,107
                                                            ---------
TOTAL HOUSEHOLD PRODUCTS                                       21,622
                                                            ---------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  Black Hills Corp. ..............................      90      3,487
                                                            ---------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS              3,487
                                                            ---------

  INDUSTRIAL CONGLOMERATES 0.4%
  Carlisle Cos., Inc. ............................     150      4,995
  Teleflex, Inc. .................................     100      5,912
                                                            ---------
TOTAL INDUSTRIAL CONGLOMERATES                                 10,907
                                                            ---------

  INSURANCE 3.7%
  American Financial Group, Inc. .................     180      4,991
  Arthur J. Gallagher & Co. ......................     230      5,844
  Brown & Brown, Inc. ............................     270      6,078
  Commerce Group, Inc. ...........................     100      3,615
  Everest Re Group, Ltd. .........................     150     15,253
  Fidelity National Financial, Inc. -- Class A....     520     10,239
  First American Corp. ...........................     220      9,581
  Hanover Insurance Group, Inc. ..................     130      5,922
  HCC Insurance Holdings, Inc. ...................     280      7,801
  Horace Mann Educators Corp. ....................     100      1,837
  Mercury General Corp. ..........................      90      4,328
  Old Republic International Corp. ...............     560      8,361
  Protective Life Corp. ..........................     170      6,756
  Stancorp Financial Group, Inc. .................     120      5,905
  Unitrin, Inc. ..................................     120      4,938
  W.R. Berkley Corp. .............................     390     11,801
                                                            ---------
TOTAL INSURANCE                                               113,250
                                                            ---------

  INTERNET & CATALOG RETAIL 0.1%
  NetFlix, Inc.*..................................     120      3,018
                                                            ---------
TOTAL INTERNET & CATALOG RETAIL                                 3,018
                                                            ---------

  INTERNET SOFTWARE & SERVICES 0.3%
  Digital River, Inc.*............................     100      3,750
  ValueClick, Inc.*...............................     240      5,239
                                                            ---------
TOTAL INTERNET SOFTWARE & SERVICES                              8,989
                                                            ---------

  IT SERVICES 1.8%
  Acxiom Corp. ...................................     170      1,804
  Alliance Data Systems Corp.*....................     190      9,608
  Broadridge Financial Solutions, Inc. ...........     340      7,364
  CSG Systems International, Inc.*................      90      1,148
  DST Systems, Inc.*..............................     120      8,580
  Gartner, Inc.*..................................     170      2,525
  Global Payments, Inc. ..........................     190      7,106

74



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Metavante Technologies, Inc.*...................     210     $4,652
  MoneyGram International, Inc. ..................     200      1,068
  MPS Group, Inc.*................................     240      2,412
  NeuStar, Inc.*..................................     190      5,645
  SRA International, Inc. -- Class A*.............     100      2,743
                                                            ---------
TOTAL IT SERVICES                                              54,655
                                                            ---------

  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Callaway Golf Co. ..............................     160      2,867
                                                            ---------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              2,867
                                                            ---------

  LIFE SCIENCES TOOLS & SERVICES 2.0%
  Affymetrix, Inc.*...............................     170      3,410
  Charles River Laboratories International,
     Inc.*........................................     160      9,936
  Covance, Inc.*..................................     150     12,474
  Invitrogen Corp.*...............................     110      9,424
  Pharmaceutical Product Development, Inc. .......     250     10,840
  Techne Corp.*...................................     100      6,500
  Varian, Inc.*...................................      70      3,798
  Ventana Medical Systems, Inc.*..................      70      6,233
                                                            ---------
TOTAL LIFE SCIENCES TOOLS & SERVICES                           62,615
                                                            ---------

  MACHINERY 4.5%
  AGCO Corp.*.....................................     220     13,248
  Crane Co. ......................................     120      4,904
  Donaldson Co., Inc. ............................     170      7,123
  Federal Signal Corp. ...........................     120      1,391
  Flowserve Corp. ................................     140     11,497
  Graco, Inc. ....................................     150      5,133
  Harsco Corp. ...................................     200     11,384
  IDEX Corp. .....................................     200      6,246
  Joy Global, Inc. ...............................     260     16,393
  Kennametal, Inc. ...............................     190      5,820
  Lincoln Electric Holdings, Inc. ................     100      6,165
  Nordson Corp. ..................................      80      3,990
  Oshkosh Truck Corp. ............................     180      8,237
  Pentair, Inc. ..................................     240      7,622
  SPX Corp. ......................................     130     13,078
  Timken Co. .....................................     230      6,953
  Trinity Industries, Inc. .......................     200      5,664
  Wabtec Corp. ...................................     120      4,127
                                                            ---------
TOTAL MACHINERY                                               138,975
                                                            ---------

  MARINE 0.1%
  Alexander & Baldwin, Inc. ......................     100      4,564
                                                            ---------
TOTAL MARINE                                                    4,564
                                                            ---------

  MEDIA 0.9%
  Belo Corp. -- Class A...........................     210      3,488
  Entercom Communications Corp. -- Class A........      60        739
  Getty Images, Inc.*.............................     110      2,750
  Harte-Hanks, Inc. ..............................     120      1,922
  John Wiley & Sons, Inc.- Class A................     110      4,336
  Lamar Advertising Co. -- Class A................     190      8,193
  Lee Enterprises, Inc. ..........................     100      1,194
  Media General, Inc. -- Class A..................      50        951
  Scholastic Corp.*...............................      60      2,056
  Valassis Communications, Inc.*..................     120      1,147
                                                            ---------
TOTAL MEDIA                                                    26,776
                                                            ---------

  METALS & MINING 1.6%
  Carpenter Technology Corp. .....................     120      7,397
  Cleveland-Cliffs, Inc. .........................     100     10,184
  Commercial Metals Co. ..........................     290      8,222

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Reliance Steel & Aluminum Co. ..................     160     $7,874
  Steel Dynamics, Inc. ...........................     230     11,994
  Worthington Industries, Inc. ...................     160      2,622
                                                            ---------
TOTAL METALS & MINING                                          48,293
                                                            ---------

  MULTI-UTILITIES 2.8%
  Alliant Energy Corp. ...........................     270      9,963
  Energy East Corp. ..............................     380      9,595
  MDU Resources Group, Inc. ......................     440     11,405
  NSTAR...........................................     260      8,432
  OGE Energy Corp. ...............................     220      7,201
  PNM Resources, Inc. ............................     190      3,671
  Puget Energy, Inc. .............................     280      7,322
  SCANA Corp. ....................................     280     10,441
  Vectren Corp. ..................................     180      4,941
  Wisconsin Energy Corp. .........................     280     12,748
                                                            ---------
TOTAL MULTI-UTILITIES                                          85,719
                                                            ---------

  MULTILINE RETAIL 0.4%
  99 Cents Only Stores*...........................     110        915
  Dollar Tree Stores, Inc.*.......................     220      6,162
  Saks, Inc.*.....................................     340      6,137
                                                            ---------
TOTAL MULTILINE RETAIL                                         13,214
                                                            ---------

  OFFICE ELECTRONICS 0.2%
  Zebra Technologies Corp. -- Class A*............     160      4,914
                                                            ---------
TOTAL OFFICE ELECTRONICS                                        4,914
                                                            ---------

  OIL, GAS & CONSUMABLE FUELS 4.6%
  Arch Coal, Inc. ................................     350     15,400
  Bill Barrett Corp.*.............................      80      3,342
  Cimarex Energy Co. .............................     200      8,162
  Denbury Resources, Inc.*........................     590     14,927
  Encore Acquisition Co.*.........................     130      4,238
  Forest Oil Corp.*...............................     210      9,496
  Frontier Oil Corp. .............................     250      8,817
  Newfield Exploration Co.*.......................     320     15,962
  Overseas Shipholding Group, Inc. ...............      70      4,565
  Pioneer Natural Resources Co. ..................     290     12,151
  Plains Exploration & Production Co.*............     270     13,133
  Quicksilver Resources, Inc.*....................     120      6,820
  Southwestern Energy Co.*........................     410     22,923
                                                            ---------
TOTAL OIL, GAS & CONSUMABLE FUELS                             139,936
                                                            ---------

  PAPER & FOREST PRODUCTS 0.1%
  Louisiana-Pacific Corp. ........................     250      3,817
                                                            ---------
TOTAL PAPER & FOREST PRODUCTS                                   3,817
                                                            ---------

  PERSONAL PRODUCTS 0.3%
  Alberto-Culver Co. .............................     200      5,358
  NBTY, Inc.*.....................................     140      3,391
                                                            ---------
TOTAL PERSONAL PRODUCTS                                         8,749
                                                            ---------

  PHARMACEUTICALS 0.9%
  Endo Pharmaceuticals Holdings, Inc.*............     320      8,365
  Medicis Pharmaceutical Corp. -- Class A.........     140      2,843
  Par Pharmaceutical Cos., Inc.*..................      80      1,534
  Perrigo Co. ....................................     190      5,860
  Sepracor, Inc.*.................................     270      7,625
  Valeant Pharmaceuticals International*..........     220      2,490
                                                            ---------
TOTAL PHARMACEUTICALS                                          28,717
                                                            ---------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.8%
  Alexandria Real Estate Equities, Inc. ..........      80      7,858
  AMB Property Corp. .............................     240     12,144
  BRE Properties, Inc. ...........................     120      5,231

76



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Camden Property Trust...........................     130     $6,416
  Cousins Properties, Inc. .......................      90      2,394
  Duke Realty Corp. ..............................     350      8,274
  Equity One, Inc. ...............................      90      2,125
  Federal Realty Investment Trust.................     140     10,332
  Health Care REIT, Inc. .........................     200      8,578
  Highwoods Properties, Inc. .....................     140      4,190
  Hospitality Properties Trust....................     230      7,808
  Liberty Property Trust..........................     220      7,064
  Macerich Co. ...................................     170     11,623
  Mack-Cali Realty Corp. .........................     160      5,683
  Nationwide Health Properties, Inc. .............     220      6,943
  Potlatch Corp. .................................      90      3,864
  Rayonier, Inc. .................................     190      8,041
  Realty Income Corp. ............................     240      5,851
  Regency Centers Corp. ..........................     170     10,443
  UDR, Inc. ......................................     320      7,306
  Weingarten Realty Investors.....................     180      6,052
                                                            ---------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                   148,220
                                                            ---------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  Jones Lang LaSalle, Inc. .......................      90      7,002
                                                            ---------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      7,002
                                                            ---------

  ROAD & RAIL 0.9%
  Avis Budget Group, Inc.*........................     250      3,338
  Con-way, Inc. ..................................     110      5,356
  J.B. Hunt Transport Services, Inc. .............     210      6,531
  Kansas City Southern*...........................     190      6,817
  Werner Enterprises, Inc. .......................     110      2,241
  YRC Worldwide, Inc.*............................     140      2,563
                                                            ---------
TOTAL ROAD & RAIL                                              26,846
                                                            ---------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
  Atmel Corp.*....................................   1,080      3,413
  Cree, Inc.*.....................................     210      6,205
  Cypress Semiconductor Corp.*....................     380      8,075
  Fairchild Semiconductor International, Inc.*....     300      3,675
  Integrated Device Technology, Inc.*.............     460      3,427
  International Rectifier Corp.*..................     170      4,731
  Intersil Corp. -- Class A.......................     320      7,370
  Lam Research Corp.*.............................     330     12,669
  RF Micro Devices, Inc.*.........................     700      2,261
  Semtech Corp.*..................................     150      1,915
  Silicon Laboratories, Inc.*.....................     130      4,061
  TriQuint Semiconductor, Inc.*...................     340      1,612
                                                            ---------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                 59,414
                                                            ---------

  SOFTWARE 2.3%
  ACI Worldwide, Inc.*............................      90      1,341
  Activision, Inc.*...............................     680     17,592
  Advent Software, Inc.*..........................      40      1,806
  Cadence Design Systems, Inc.*...................     650      6,598
  Fair Isaac Corp. ...............................     120      3,060
  Jack Henry & Associates, Inc. ..................     190      4,670
  Macrovision Corp.*..............................     130      2,183
  McAfee, Inc.*...................................     380     12,791
  Mentor Graphics Corp.*..........................     220      1,815
  Parametric Technology Corp.*....................     280      4,606
  Sybase, Inc.*...................................     220      6,208
  Synopsys, Inc.*.................................     350      7,707
  Wind River Systems, Inc.*.......................     190      1,594
                                                            ---------
TOTAL SOFTWARE                                                 71,971
                                                            ---------

RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SPECIALTY RETAIL 3.8%
  Advance Auto Parts, Inc. .......................     240     $8,563
  Aeropostale, Inc.*..............................     160      4,507
  American Eagle Outfitters, Inc. ................     520     11,976
  AnnTaylor Stores Corp.*.........................     150      3,773
  Barnes & Noble, Inc. ...........................     120      4,074
  Borders Group, Inc. ............................     140      1,576
  CarMax, Inc.*...................................     530     11,819
  Charming Shoppes, Inc.*.........................     280      1,806
  Chico's FAS, Inc.*..............................     420      4,532
  Coldwater Creek, Inc.*..........................     140        900
  Collective Brands, Inc.*........................     160      2,819
  Dick's Sporting Goods, Inc.*....................     200      6,510
  Foot Locker, Inc. ..............................     370      5,065
  Guess?, Inc. ...................................     130      4,850
  O'Reilly Automotive, Inc.*......................     270      7,946
  Pacific Sunwear of California, Inc.*............     170      1,890
  Petsmart, Inc. .................................     310      7,090
  Rent-A-Center, Inc.*............................     160      2,736
  Ross Stores, Inc. ..............................     330      9,620
  Urban Outfitters, Inc.*.........................     270      7,830
  Williams-Sonoma, Inc. ..........................     210      5,645
                                                            ---------
TOTAL SPECIALTY RETAIL                                        115,527
                                                            ---------

  TEXTILES, APPAREL & LUXURY GOODS 0.6%
  Hanesbrands, Inc.*..............................     230      5,890
  Phillips-Van Heusen Corp. ......................     140      5,900
  Timberland Co. -- Class A*......................     120      1,969
  Warnaco Group, Inc.*............................     110      3,948
                                                            ---------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         17,707
                                                            ---------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Astoria Financial Corp. ........................     200      5,436
  First Niagara Financial Group, Inc. ............     250      3,180
  IndyMac Bancorp, Inc. ..........................     190      1,552
  New York Community Bancorp, Inc. ...............     780     14,469
  PMI Group, Inc. ................................     200      1,900
  Radian Group, Inc. .............................     190      1,737
  Washington Federal, Inc. .......................     210      5,128
                                                            ---------
TOTAL THRIFTS & MORTGAGE FINANCE                               33,402
                                                            ---------

  TOBACCO 0.1%
  Universal Corp. ................................      70      3,487
                                                            ---------
TOTAL TOBACCO                                                   3,487
                                                            ---------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co. ...................................     300     12,123
  GATX Corp. .....................................     120      4,512
  MSC Industrial Direct Co. ......................     110      4,518
  United Rentals, Inc.*...........................     180      3,285
                                                            ---------
TOTAL TRADING COMPANIES & DISTRIBUTORS                         24,438
                                                            ---------

  WATER UTILITIES 0.2%
  Aqua America, Inc. .............................     320      6,378
                                                            ---------
TOTAL WATER UTILITIES                                           6,378
                                                            ---------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc. .................     260     13,712
                                                            ---------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                      13,712
                                                            ---------
TOTAL COMMON STOCKS
  (Cost $2,710,689)                                         2,539,450
                                                            ---------


78



RYDEX 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                        FACE      MARKET
                                                      AMOUNT       VALUE
------------------------------------------------------------------------

UNITED STATES TREASURY BILLS 25.2%
  United States Treasury Bill
     2.624%, due 02/07/08(a)+.....................  $115,000    $114,941
     2.389%, due 02/14/08(a)+.....................   235,000     234,782
     2.770%, due 02/14/08(a)+.....................   125,000     124,865
     2.021%, due 02/21/08(a)+.....................   300,000     299,647
                                                              ----------
TOTAL UNITED STATES
  TREASURY BILLS
  (Cost $774,235)                                                774,235
                                                              ----------
TOTAL INVESTMENTS 107.9%
  (Cost $3,484,924)                                            3,313,685
                                                              ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.9)%                  (242,048)
                                                              ----------
NET ASSETS--100.0%                                            $3,071,637




                                                               UNREALIZED
                                                    CONTRACTS        GAIN
-------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  March 2008 S&P MidCap 400 Index
     Mini Futures Contracts (Aggregate Market
     Value of Contracts $1,774,080)...............         22     $11,356
                                                               ----------


                                                        UNITS
-------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
  February 2008 S&P MidCap 400 Index
     Swap, Terminating 02/20/08**
     (Notional Market Value $1,790,791)...........      2,226     $39,215

-------------------------------------------------------------------------


* Non-Income Producing Security.

** Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a) Zero coupon bond -- Interest rate represents current yield to maturity.

 + Security or portion of the security was pledged as collateral for a swap agreement.

RYDEX INVERSE 2X S&P MIDCAP 400 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                          FACE      MARKET
                                                        AMOUNT       VALUE
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS 81.0%
  State Street Bank & Trust Co.,
     Repurchase Agreement dated 01/31/08 at 2.680%
     to be repurchased at $7,132,531 on 02/01/08
     collateralized by $7,090,000 FHLMC at 5.375%
     due 02/08/10 with a value of $7,276,113......  $7,132,000  $7,132,000
                                                                ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,132,000)                                              7,132,000
                                                                ----------
UNITED STATES TREASURY BILLS 21.8%
  United States Treasury Bill
     2.021%, due 02/21/08(a)+.....................   1,920,000   1,917,739
                                                                ----------
TOTAL UNITED STATES
  TREASURY BILLS
  (Cost $1,917,739)                                              1,917,739
                                                                ----------
TOTAL INVESTMENTS 102.8%
  (Cost $9,049,739)                                              9,049,739
                                                                ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.8)%                    (250,669)
                                                                ----------
NET ASSETS--100.0%                                              $8,799,070
                                                                ----------




                                                               UNREALIZED
                                                    CONTRACTS        LOSS
-------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
  March 2008 S&P MidCap 400 Index Mini Futures
     Contracts (Aggregate Market Value of
     Contracts $473,150)..........................          6   $(10,691)
                                                               ----------


                                                        UNITS
-------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  February 2008 S&P MidCap 400 Index Swap,
     Terminating 02/20/08* (Notional Market Value
     $17,151,384).................................     21,315  $(399,669)
-------------------------------------------------------------------------



* Price return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a) Zero coupon bond -- Interest rate represents current yield to maturity.

 + Security or portion of the security was pledged as collateral for a swap agreement.

FHLMC -- Federal Home Loan Mortgage Corporation

80



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS 83.1%
  AEROSPACE & DEFENSE 1.4%
  AAR Corp.*......................................     160     $4,714
  Aerovironment, Inc.*............................      30        690
  American Science & Engineering, Inc. ...........      40      2,126
  Argon ST, Inc.*.................................      50        881
  Ceradyne, Inc.*.................................     110      5,297
  Cubic Corp. ....................................      70      1,880
  Curtiss-Wright Corp. ...........................     190      7,923
  DynCorp International, Inc.*....................     100      2,057
  Esterline Technologies Corp.*...................     120      5,591
  GenCorp, Inc.*..................................     240      2,818
  Heico Corp. ....................................     110      4,896
  Hexcel Corp.*...................................     400      8,732
  Innovative Solutions & Support, Inc.*...........      50        562
  Ionatron, Inc.*.................................     130        365
  Ladish Co., Inc.*...............................      60      2,129
  Moog, Inc.*.....................................     160      7,366
  MTC Technologies, Inc.*.........................      40        944
  Orbital Sciences Corp.*.........................     250      5,825
  Stanley, Inc.*..................................      30        836
  Taser International, Inc.*......................     260      2,987
  Teledyne Technologies, Inc.*....................     150      7,745
  TransDigm Group, Inc.*..........................      40      1,655
  Triumph Group, Inc. ............................      70      3,780
                                                            ---------
TOTAL AEROSPACE & DEFENSE                                      81,799
                                                            ---------

  AIR FREIGHT & LOGISTICS 0.3%
  ABX Air, Inc.*..................................     250        888
  Atlas Air Worldwide Holdings, Inc.*.............      60      2,996
  Dynamex, Inc.*..................................      40        996
  Forward Air Corp. ..............................     130      4,030
  HUB Group, Inc. -- Class A*.....................     160      4,661
  Pacer International, Inc. ......................     150      2,569
  Park-Ohio Holdings Corp.*.......................      30        671
                                                            ---------
TOTAL AIR FREIGHT & LOGISTICS                                  16,811
                                                            ---------

  AIRLINES 0.4%
  Airtran Holdings, Inc.*.........................     380      3,279
  Alaska Air Group, Inc.*.........................     170      4,301
  Allegiant Travel Co.*...........................      20        626
  ExpressJet Holdings, Inc.*......................     230        630
  JetBlue Airways Corp.*..........................     750      5,183
  Midwest Air Group, Inc.*........................     100      1,697
  Pinnacle Airlines Corp.*........................      80      1,075
  Republic Airways Holdings, Inc.*................     130      2,595
  SkyWest, Inc. ..................................     240      6,245
                                                            ---------
TOTAL AIRLINES                                                 25,631
                                                            ---------

  AUTO COMPONENTS 0.8%
  Aftermarket Technology Corp.*...................      90      2,287
  American Axle & Manufacturing Holdings, Inc. ...     190      4,132
  Amerigon, Inc.*.................................      90      1,541
  ArvinMeritor, Inc. .............................     300      4,074
  Cooper Tire & Rubber Co. .......................     260      4,438
  Drew Industries, Inc.*..........................      80      2,167
  Exide Technologies*.............................     310      2,564
  Hayes Lemmerz International, Inc.*..............     420      1,478
  Lear Corp.*.....................................     320      9,395
  Modine Manufacturing Co. .......................     140      2,162
  Noble International, Ltd. ......................      50        635
  Raser Technologies, Inc.*.......................     130      1,303
  Sauer-Danfoss, Inc. ............................      50      1,080
  Spartan Motors, Inc. ...........................     140      1,256
  Standard Motor Products, Inc. ..................      70        578
  Stoneridge, Inc.*...............................      60        536
  Superior Industries International, Inc. ........     100      1,822
  Tenneco, Inc.*..................................     190      5,029
  Visteon Corp.*..................................     540      2,160
                                                            ---------
TOTAL AUTO COMPONENTS                                          48,637
                                                            ---------

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  AUTOMOBILES 0.1%
  Fleetwood Enterprises, Inc.*....................     270     $1,264
  Monaco Coach Corp. .............................     130      1,322
  Winnebago Industries, Inc. .....................     120      2,527
                                                            ---------
TOTAL AUTOMOBILES                                               5,113
                                                            ---------

  BEVERAGES 0.2%
  Boston Beer Co., Inc. -- Class A*...............      40      1,421
  Central European Distribution Corp.*............     140      7,360
  Coca-Cola Bottling Co. Consolidated.............      20      1,201
  Jones Soda Co.*.................................     110        672
  MGP Ingredients, Inc. ..........................      40        380
  National Beverage Corp. ........................      40        284
                                                            ---------
TOTAL BEVERAGES                                                11,318
                                                            ---------

  BIOTECHNOLOGY 3.2%
  Acadia Pharmaceuticals, Inc.*...................     120      1,423
  Acorda Therapeutics, Inc.*......................     100      2,536
  Affymax, Inc.*..................................      20        401
  Alexion Pharmaceuticals, Inc.*..................     150      9,798
  Alkermes, Inc.*.................................     420      5,594
  Allos Therapeutics, Inc.*.......................     180      1,296
  Alnylam Pharmaceuticals, Inc.*..................     150      4,506
  Altus Pharmaceuticals, Inc.*....................      90        563
  Amicus Therapeutics, Inc.*......................      20        194
  Applera Corp. -- Celera Group*..................     330      5,056
  Arena Pharmaceuticals, Inc.*....................     300      2,172
  Ariad Pharmaceuticals, Inc.*....................     290        995
  ArQule, Inc.*...................................     160        776
  Array BioPharma, Inc.*..........................     200      1,302
  BioMarin Pharmaceutical, Inc.*..................     400     14,824
  Bionovo, Inc.*..................................     220        356
  Cell Genesys, Inc.*.............................     330        597
  Cepheid, Inc.*..................................     230      7,024
  Cubist Pharmaceuticals, Inc.*...................     230      3,908
  CV Therapeutics, Inc.*..........................     250      2,095
  Cytokinetics, Inc.*.............................     140        466
  CytRx Corp.*....................................     360        662
  Dendreon Corp.*.................................     350      2,167
  Emergent Biosolutions, Inc.*....................      20        149
  Encysive Pharmaceuticals, Inc.*.................     290        223
  Enzon Pharmaceuticals, Inc.*....................     190      1,590
  Genomic Health, Inc.*...........................      60      1,259
  GenVec, Inc.*...................................     280        434
  Geron Corp.*....................................     310      1,541
  GTx, Inc.*......................................      70        776
  Halozyme Therapeutics, Inc.*....................     270      1,488
  Human Genome Sciences, Inc.*....................     560      3,125
  Idenix Pharmaceuticals, Inc.*...................     100        519
  Immunomedics, Inc.*.............................     240        547
  Incyte Corp.*...................................     350      4,193
  Indevus Pharmaceuticals, Inc.*..................     260      1,656
  InterMune, Inc.*................................     130      2,180
  Isis Pharmaceuticals, Inc.*.....................     370      5,772
  Keryx Biopharmaceuticals, Inc.*.................     180      1,089
  Kosan Biosciences, Inc.*........................     180        486
  LifeCell Corp.*.................................     140      5,531
  Ligand Pharmaceuticals, Inc. ...................     360      1,498
  MannKind Corp.*.................................     220      1,738
  Martek Biosciences Corp.*.......................     140      3,990
  Maxygen, Inc.*..................................     100        751
  Medarex, Inc.*..................................     530      5,295
  Metabolix, Inc.*................................      60      1,094
  Molecular Insight Pharmaceuticals, Inc.*........      20        170
  Momenta Pharmaceuticals, Inc.*..................     100        731
  Myriad Genetics, Inc.*..........................     180      7,742
  Nabi Biopharmaceuticals*........................     250        883
  Nanosphere, Inc.*...............................      30        361
  Neurocrine Biosciences, Inc.*...................     160        862
  Neurogen Corp.*.................................     130        257
  Novacea, Inc.*..................................      30         87
  Omrix Biopharmaceuticals, Inc.*.................      60      1,396
  Onyx Pharmaceuticals, Inc.*.....................     230     10,932
  Orexigen Therapeutics, Inc.*....................      30        317
  OSI Pharmaceuticals, Inc.*......................     240      9,571
  Osiris Therapeutics, Inc.*......................      50        593
  Pharmion Corp.*.................................     110      7,585
  Poniard Pharmaceuticals, Inc.*..................     100        522

82



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Progenics Pharmaceuticals, Inc.*................     110     $1,797
  Protalix BioTherapeutics, Inc.*.................      10         33
  Regeneron Pharmaceuticals, Inc.*................     270      5,476
  Rigel Pharmaceuticals, Inc.*....................     130      3,579
  Savient Pharmaceuticals, Inc.*..................     210      4,064
  Seattle Genetics, Inc.*.........................     200      1,832
  Senomyx, Inc.*..................................     130        846
  Synta Pharmaceuticals Corp.*....................      20        158
  Telik, Inc.*....................................     220        552
  Tercica, Inc.*..................................     130        863
  Trubion Pharmaceuticals, Inc.*..................      40        359
  United Therapeutics Corp.*......................      90      7,558
  Vanda Pharmaceuticals, Inc.*....................     110        470
  XOMA, Ltd.*.....................................     521      1,407
  Zymogenetics, Inc.*.............................     160      1,614
                                                            ---------
TOTAL BIOTECHNOLOGY                                           188,252
                                                            ---------

  BUILDING PRODUCTS 0.4%
  AAON, Inc. .....................................      60      1,068
  American Woodmark Corp. ........................      50      1,049
  Ameron International Corp. .....................      40      3,594
  Apogee Enterprises, Inc. .......................     120      2,094
  Builders FirstSource, Inc.*.....................      60        480
  China Architectural Engineering, Inc.*..........      20        125
  Gibraltar Industries, Inc. .....................     100      1,320
  Goodman Global, Inc.*...........................     160      4,018
  Griffon Corp.*..................................     130      1,417
  Insteel Industries, Inc. .......................      80        822
  NCI Building Systems, Inc.*.....................      80      2,301
  PGT, Inc.*......................................      40        190
  Simpson Manufacturing Co., Inc. ................     150      4,132
  Trex Co., Inc.*.................................      50        412
  Universal Forest Products, Inc. ................      70      2,534
                                                            ---------
TOTAL BUILDING PRODUCTS                                        25,556
                                                            ---------

  CAPITAL MARKETS 1.5%
  Apollo Investment Corp. ........................     500      7,590
  Ares Capital Corp. .............................     290      4,054
  BlackRock Kelso Capital Corp. ..................      40        597
  Calamos Asset Management, Inc. .................      90      1,964
  Capital Southwest Corp. ........................      10      1,173
  Cohen & Steers, Inc. ...........................      70      1,994
  Cowen Group, Inc.*..............................      70        699
  Epoch Holding Corp. ............................      30        345
  Evercore Partners, Inc. -- Class A..............      40        728
  FBR Capital Markets Corp.*......................     130      1,067
  FCStone Group, Inc.*............................      40      1,774
  GAMCO Investors, Inc. ..........................      20      1,186
  GFI Group, Inc.*................................      70      6,175
  Gladstone Capital Corp. ........................      70      1,158
  Greenhill & Co., Inc. ..........................      80      5,402
  Hercules Technology Growth Capital, Inc. .......     140      1,632
  HFF, Inc. -- Class A*...........................      70        479
  KBW, Inc.*......................................     120      3,565
  Knight Capital Group, Inc.*.....................     410      6,867
  Kohlberg Capital Corp. .........................      63        780
  LaBranche & Co., Inc.*..........................     220      1,256
  Ladenburg Thalmann Financial Services, Inc.*....     410        812
  MCG Capital Corp. ..............................     260      3,427
  MVC Capital, Inc. ..............................     100      1,532
  NGP Capital Resources Co. ......................      71      1,142
  optionsXpress Holdings, Inc. ...................     180      4,882
  Patriot Capital Funding, Inc. ..................      90      1,028
  PennantPark Investment Corp. ...................      80        902
  Penson Worldwide, Inc.*.........................      60        581
  Piper Jaffray Cos., Inc.*.......................      70      3,317
  Prospect Capital Corp. .........................     101      1,456
  Pzena Investment Management, Inc. ..............      30        413
  Sanders Morris Harris Group, Inc. ..............      80        766
  Stifel Financial Corp.*.........................      60      2,601
  SWS Group, Inc. ................................      90      1,381
  Thomas Weisel Partners Group, Inc.*.............      90      1,152
  TICC Capital Corp. .............................      90        877
  TradeStation Group, Inc.*.......................     120      1,308
  U.S. Global Investors, Inc. -- Class A..........      50        854

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  W.P. Stewart & Co., Ltd. .......................      90       $479
  Waddell & Reed Financial, Inc. -- Class A.......     350     11,613
                                                            ---------
TOTAL CAPITAL MARKETS                                          91,008
                                                            ---------

  CHEMICALS 2.3%
  A. Schulman, Inc. ..............................     110      2,243
  American Vanguard Corp. ........................      80      1,222
  Arch Chemicals, Inc. ...........................     100      3,367
  Balchem Corp. ..................................      70      1,440
  Calgon Carbon Corp.*............................     170      2,615
  CF Industries Holdings, Inc. ...................     230     24,594
  Ferro Corp. ....................................     180      3,182
  Flotek Industries, Inc.*........................      80      1,630
  GenTek, Inc.*...................................      40      1,110
  Georgia Gulf Corp. .............................     140      1,092
  H.B. Fuller Co. ................................     250      5,190
  Hercules, Inc. .................................     490      8,590
  Innophos Holdings, Inc. ........................      90      1,117
  Innospec, Inc. .................................     100      1,577
  Koppers Holdings, Inc. .........................      70      2,342
  Kronos Worldwide, Inc. .........................      10        195
  Landec Corp.*...................................      90        839
  LSB Industries, Inc.*...........................      70      1,930
  Minerals Technologies, Inc. ....................      80      4,352
  NewMarket Corp. ................................      60      3,233
  NL Industries, Inc. ............................      30        337
  Olin Corp. .....................................     310      6,352
  OM Group, Inc.*.................................     130      7,459
  PolyOne Corp.*..................................     390      2,402
  Rockwood Holdings, Inc.*........................     150      4,404
  Sensient Technologies Corp. ....................     200      5,312
  ShengdaTech, Inc.*..............................     120      1,481
  Spartech Corp. .................................     130      1,915
  Stepan Co. .....................................      30        897
  Symyx Technologies*.............................     140        918
  Terra Industries, Inc.*.........................     390     17,577
  Tronox, Inc. ...................................     170      1,244
  Valhi, Inc. ....................................      30        495
  WR Grace & Co.*.................................     290      6,560
  Zep, Inc. ......................................      90      1,487
  Zoltek Cos., Inc.*..............................     100      3,650
                                                            ---------

TOTAL CHEMICALS                                               134,350
                                                            ---------

  COMMERCIAL BANKS 5.0%
  1st Source Corp. ...............................      60      1,170
  Abington Bancorp, Inc. .........................      40        378
  Alabama National Bancorp........................      70      5,477
  AMCORE Financial, Inc. .........................     100      2,217
  AmericanWest Bancorp............................      70        853
  Ameris Bancorp..................................      60        947
  Bancfirst Corp. ................................      30      1,351
  Banco Latinoamericano de Exportaciones, S.A. -
     Class E......................................     110      1,697
  Bancorp, Inc.*..................................      50        727
  Bank of the Ozarks, Inc. .......................      50      1,216
  Banner Corp. ...................................      70      1,808
  Boston Private Financial Holdings, Inc. ........     160      3,653
  Capital City Bank Group, Inc. ..................      50      1,460
  Capital Corp. of the West.......................      40        795
  Capitol Bancorp, Ltd. ..........................      60      1,249
  Cascade Bancorp.................................      90      1,161
  Cathay General Bancorp..........................     210      5,445
  Centennial Bank Holdings, Inc.*.................     230      1,497
  Center Financial Corp. .........................      40        463
  Central Pacific Financial Corp. ................     130      2,470
  Chemical Financial Corp. .......................     100      2,768
  Citizens Republic Bancorp, Inc. ................     320      4,525
  City Bank.......................................      60      1,314
  City Holding Co. ...............................      70      2,689
  CoBiz, Inc. ....................................      80      1,144
  Columbia Banking System, Inc. ..................      80      2,057
  Community Bancorp*..............................      40        668
  Community Bank System, Inc. ....................     130      2,837
  Community Trust Bancorp, Inc. ..................      60      1,735
  CVB Financial Corp. ............................     280      3,122
  Enterprise Financial Services Corp. ............      40        861
  F.N.B. Corp. ...................................     250      3,892
  First BanCorp. .................................     390      3,728
  First Bancorp...................................      50        905
  First Charter Corp. ............................     150      4,111

84



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  First Commonwealth Financial Corp. .............     310     $3,596
  First Community Bancorp.........................     100      3,553
  First Community Bancshares, Inc. ...............      40      1,383
  First Financial Bancorp.........................     140      1,630
  First Financial Bankshares, Inc. ...............      90      3,353
  First Financial Corp. ..........................      60      1,787
  First Merchants Corp. ..........................      80      2,160
  First Midwest Bancorp, Inc. ....................     210      6,552
  First Regional Bancorp*.........................      40        811
  First South Bancorp, Inc. ......................      40        857
  First State Bancorp.............................      80      1,005
  FirstMerit Corp. ...............................     340      7,606
  Frontier Financial Corp. .......................     160      3,258
  Glacier Bancorp, Inc. ..........................     220      4,094
  Great Southern Bancorp, Inc. ...................      40        805
  Greene Bankshares, Inc. ........................      50      1,048
  Hancock Holding Co. ............................     110      4,565
  Hanmi Financial Corp. ..........................     170      1,462
  Harleysville National Corp. ....................     130      1,969
  Heartland Financial USA, Inc. ..................      50        962
  Heritage Commerce Corp. ........................      50        947
  Home Bancshares, Inc. ..........................      50      1,078
  Horizon Financial Corp. ........................      50        787
  IBERIABANK Corp. ...............................      50      2,570
  Independent Bank Corp. .........................      60      1,742
  Independent Bank Corp. .........................      90      1,253
  Integra Bank Corp. .............................      80      1,188
  International Bancshares Corp. .................     220      4,563
  Investors Bancorp, Inc.*........................     210      3,202
  Irwin Financial Corp. ..........................      80        919
  Lakeland Bancorp, Inc. .........................      80      1,012
  Lakeland Financial Corp. .......................      50      1,108
  Macatawa Bank Corp. ............................      60        642
  MainSource Financial Group, Inc. ...............      80      1,238
  MB Financial, Inc. .............................     150      4,665
  Midwest Banc Holdings, Inc. ....................      90      1,032
  Nara Bancorp, Inc. .............................      90      1,094
  National Penn Bancshares, Inc. .................     210      3,635
  NBT Bancorp, Inc. ..............................     140      3,161
  Northfield Bancorp, Inc.*.......................      80        841
  Old National Bancorp............................     280      4,704
  Old Second Bancorp, Inc. .......................      50      1,400
  Omega Financial Corp. ..........................      50      1,523
  Oriental Financial Group........................      90      1,437
  Pacific Capital Bancorp.........................     200      4,300
  Park National Corp. ............................      50      3,600
  Peoples Bancorp, Inc. ..........................      40        945
  Pinnacle Financial Partners, Inc.*..............      70      1,564
  Preferred Bank..................................      40        881
  PrivateBancorp, Inc. ...........................      80      2,944
  Prosperity Bancshares, Inc. ....................     150      4,312
  Provident Bankshares Corp. .....................     140      2,902
  Renasant Corp. .................................      90      1,887
  Republic Bancorp, Inc. .........................      40        734
  Royal Bancshares of Pennsylvania, Inc. -- Class
     A............................................      20        292
  S&T Bancorp, Inc. ..............................     100      3,111
  S.Y. Bancorp, Inc. .............................      50      1,298
  Sandy Spring Bancorp, Inc. .....................      70      2,096
  Santander Bancorp...............................      20        205
  SCBT Financial Corp. ...........................      40      1,197
  Seacoast Banking Corp. of Florida...............      60        748
  Security Bank Corp. ............................      70        523
  Sierra Bancorp..................................      30        700
  Signature Bank*.................................     120      4,021
  Simmons First National Corp. ...................      60      1,701
  South Financial Group, Inc. ....................     310      5,357
  Southside Bancshares, Inc. .....................      50      1,037
  Southwest Bancorp, Inc. ........................      60      1,055
  Sterling Bancorp................................      80      1,145
  Sterling Bancshares, Inc. ......................     310      3,109
  Sterling Financial Corp. .......................     100      1,545
  Sterling Financial Corp. .......................     220      3,914
  Suffolk Bancorp.................................      40      1,221
  Sun Bancorp, Inc.*..............................      70      1,014
  Superior Bancorp*...............................     170        984
  Susquehanna Bancshares, Inc. ...................     360      7,639
  SVB Financial Group*............................     140      6,776
  Taylor Capital Group, Inc. .....................      20        392
  Texas Capital Bancshares, Inc.*.................     100      1,743
  Tompkins Financial Corp. .......................      30      1,263
  Trico Bancshares................................      60      1,071

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Trustmark Corp. ................................     190     $4,372
  UCBH Holdings, Inc. ............................     420      5,930
  UMB Financial Corp. ............................     130      5,477
  Umpqua Holdings Corp. ..........................     260      4,264
  Union Bankshares Corp. .........................      60      1,159
  United Bankshares, Inc. ........................     160      5,146
  United Community Banks, Inc. ...................     170      3,283
  United Security Bancshares......................      30        488
  Univest Corp. of Pennsylvania...................      50      1,300
  Virginia Commerce Bancorp, Inc.*................      70        841
  W Holding Co., Inc. ............................     480        696
  Washington Trust Bancorp, Inc. .................      50      1,245
  WesBanco, Inc. .................................     110      3,021
  West Coast Bancorp..............................      70      1,064
  Westamerica Bancorp.............................     130      6,438
  Western Alliance Bancorp*.......................      70      1,124
  Wilshire Bancorp, Inc. .........................      70        552
  Wintrust Financial Corp. .......................     100      3,804
                                                            ---------
TOTAL COMMERCIAL BANKS                                        300,017
                                                            ---------

  COMMERCIAL SERVICES & SUPPLIES 3.6%
  ABM Industries, Inc. ...........................     180      3,730
  ACCO Brands Corp.*..............................     230      3,116
  Administaff, Inc. ..............................     100      3,001
  Advisory Board Co.*.............................      80      5,098
  American Ecology Corp. .........................      70      1,602
  American Reprographics Co.*.....................     120      1,888
  AMREP Corp. ....................................      10        451
  Arrowhead Research Corp.*.......................     140        440
  Barrett Business Services, Inc. ................      30        538
  Bowne & Co., Inc. ..............................     120      1,476
  Casella Waste Systems, Inc. -- Class A*.........     100      1,213
  CBIZ, Inc.*.....................................     200      1,882
  CDI Corp. ......................................      50        972
  Cenveo, Inc.*...................................     230      3,574
  Clean Harbors, Inc.*............................      70      3,884
  Comfort Systems USA, Inc. ......................     170      2,086
  CompX International, Inc. ......................      10        100
  COMSYS IT Partners, Inc.*.......................      70        752
  Consolidated Graphics, Inc.*....................      40      2,012
  Cornell Cos., Inc.*.............................      40        800
  CoStar Group, Inc.*.............................      80      3,387
  Courier Corp. ..................................      40      1,060
  CRA International, Inc.*........................      40      1,670
  Deluxe Corp. ...................................     220      5,350
  Diamond Management & Technology Consultants,
     Inc. ........................................     110        511
  Duff & Phelps Corp.*............................      40        740
  EnergySolutions, Inc.*..........................     129      2,902
  EnerNOC, Inc.*..................................      20        705
  Ennis, Inc. ....................................     110      1,741
  Exponent, Inc.*.................................      60      1,848
  First Advantage Corp.*..........................      30        487
  FTI Consulting, Inc.*...........................     200     11,062
  Fuel Tech, Inc.*................................      70      1,333
  G&K Services, Inc. .............................      90      3,597
  Geo Group, Inc.*................................     210      5,023
  GeoEye, Inc.*...................................      70      2,447
  Healthcare Services Group, Inc. ................     170      4,124
  Heidrick & Struggles International, Inc. .......      80      2,198
  Herman Miller, Inc. ............................     270      8,581
  Hudson Highland Group, Inc.*....................     110        749
  Huron Consulting Group, Inc.*...................      80      5,746
  ICT Group, Inc.*................................      30        265
  IHS, Inc.*......................................     130      8,052
  IKON Office Solutions, Inc. ....................     420      3,436
  Innerworkings, Inc.*............................     100      1,385
  Interface, Inc. ................................     230      3,671
  Kelly Services, Inc. ...........................     100      1,722
  Kenexa Corp.*...................................     110      1,954
  Kforce, Inc.*...................................     130      1,157
  Kimball International, Inc. ....................     110      1,362
  Knoll, Inc. ....................................     210      2,806
  Korn/Ferry International*.......................     200      3,218
  Layne Christensen Co.*..........................      70      2,583
  LECG Corp.*.....................................     110        934
  M&F Worldwide Corp.*............................      50      1,954
  Mcgrath RentCorp................................     110      2,562
  Mine Safety Appliances Co. .....................     120      5,356
  Mobile Mini, Inc.*..............................     150      2,280
  Multi-Color Corp. ..............................      30        635

86



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Navigant Consulting, Inc.*......................     200     $2,368
  Odyssey Marine Exploration, Inc.*...............     170        857
  On Assignment, Inc.*............................     140        778
  PeopleSupport, Inc.*............................      90      1,126
  PHH Corp.*......................................     220      4,134
  Pike Electric Corp.*............................      70      1,158
  Protection One, Inc.*...........................      30        324
  Resources Connection, Inc. .....................     210      4,395
  Rollins, Inc. ..................................     180      3,202
  RSC Holdings, Inc.*.............................      90        990
  Schawk, Inc. ...................................      60        862
  School Specialty, Inc.*.........................      90      2,921
  Spherion Corp.*.................................     240      1,603
  Standard Parking Corp.*.........................      40        775
  Standard Register Co. ..........................      70        680
  Team, Inc.*.....................................      70      2,103
  TeleTech Holdings, Inc.*........................     180      3,551
  Tetra Tech, Inc.*...............................     240      4,726
  TrueBlue, Inc.*.................................     180      2,569
  United Stationers, Inc.*........................     110      6,079
  Viad Corp. .....................................      90      2,407
  Volt Information Sciences, Inc.*................      60      1,120
  Waste Connections, Inc.*........................     290      8,456
  Waste Industries USA, Inc. .....................      20        723
  Waste Services, Inc.*...........................      80        757
  Watson Wyatt Worldwide, Inc. ...................     180      8,847
                                                            ---------
TOTAL COMMERCIAL SERVICES & SUPPLIES                          216,719
                                                            ---------

  COMMUNICATIONS EQUIPMENT 1.9%
  3Com Corp.*.....................................   1,629      6,728
  Acme Packet, Inc.*..............................      90        866
  Adtran, Inc. ...................................     250      5,202
  Airvana, Inc.*..................................      40        209
  Anaren, Inc.*...................................      70        956
  Arris Group, Inc.*..............................     560      4,922
  Aruba Networks, Inc.*...........................      40        378
  Avanex Corp.*...................................     820        779
  Avocent Corp.*..................................     210      3,486
  Bel Fuse, Inc. .................................      50      1,354
  BigBand Networks, Inc.*.........................      50        280
  Black Box Corp. ................................      70      2,328
  Blue Coat Systems, Inc.*........................     140      3,762
  Comtech Group, Inc.*............................      80        861
  Comtech Telecommunications Corp.*...............      90      4,032
  Digi International, Inc.*.......................     100      1,171
  Ditech Networks, Inc.*..........................     110        343
  Dycom Industries, Inc.*.........................     170      4,015
  EMS Technologies, Inc.*.........................      60      1,649
  Extreme Networks*...............................     500      1,725
  Finisar Corp.*..................................   1,120      1,792
  Foundry Networks, Inc.*.........................     610      8,418
  Harmonic, Inc.*.................................     390      4,259
  Harris Stratex Networks, Inc.*..................     110      1,198
  Hughes Communications, Inc.*....................      30      1,541
  Infinera Corp.*.................................      70        713
  InterDigital, Inc.*.............................     200      4,042
  Ixia*...........................................     180      1,332
  Loral Space & Communications, Ltd.*.............      50      1,329
  MasTec, Inc.*...................................     180      1,503
  MRV Communications, Inc.*.......................     660      1,168
  NETGEAR, Inc.*..................................     150      3,999
  Network Equipment Technologies, Inc.*...........     110        818
  Neutral Tandem, Inc.*...........................      30        600
  Nextwave Wireless, Inc.*........................     120        638
  Oplink Communications, Inc.*....................      90      1,149
  OpNext, Inc.*...................................      70        361
  Optium Corp.*...................................      50        346
  Orbcomm, Inc.*..................................     110        546
  Packeteer, Inc.*................................     150        744
  Plantronics, Inc. ..............................     200      3,820
  Polycom, Inc.*..................................     380      9,595
  Powerwave Technologies, Inc.*...................     550      2,090
  SeaChange International, Inc.*..................     120        842
  ShoreTel, Inc.*.................................      40        204
  Sonus Networks, Inc.*...........................   1,062      4,344
  Starent Networks Corp.*.........................      50        618
  Sycamore Networks, Inc.*........................     770      2,603
  Symmetricom, Inc.*..............................     190        830
  Tekelec*........................................     241      2,890
  Utstarcom, Inc.*................................     421      1,166
  ViaSat, Inc.*...................................     100      2,077
                                                            ---------
TOTAL COMMUNICATIONS EQUIPMENT                                112,621
                                                            ---------

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  COMPUTERS & PERIPHERALS 0.8%
  3PAR, Inc.*.....................................      30       $238
  Adaptec, Inc.*..................................     500      1,560
  Avid Technology, Inc.*..........................     170      4,406
  Compellent Technologies, Inc.*..................      30        272
  Cray, Inc.*.....................................     140        764
  Data Domain, Inc.*..............................      40        902
  Electronics for Imaging, Inc.*..................     240      3,542
  Emulex Corp.*...................................     360      5,616
  Hutchinson Technology, Inc.*....................     110      1,735
  Hypercom Corp.*.................................     220        772
  Imation Corp. ..................................     150      3,886
  Immersion Corp.*................................     130      1,274
  Intermec, Inc.*.................................     250      4,980
  Intevac, Inc.*..................................      90        980
  Isilon Systems, Inc.*...........................      40        216
  Netezza Corp.*..................................      40        392
  Novatel Wireless, Inc.*.........................     140      2,240
  Palm, Inc. .....................................     430      2,331
  Quantum Corp.*..................................     820      1,886
  Rackable Systems, Inc.*.........................     120      1,003
  Rimage Corp.*...................................      40        934
  Silicon Graphics, Inc.*.........................      30        628
  STEC, Inc.*.....................................     140      1,040
  Stratasys, Inc.*................................      90      1,989
  Super Micro Computer, Inc.*.....................      40        381
  Synaptics, Inc.*................................     110      2,915
                                                            ---------
TOTAL COMPUTERS & PERIPHERALS                                  46,882
                                                            ---------

  CONSTRUCTION & ENGINEERING 0.4%
  Aecom Technology Corp.*.........................     180      4,433
  EMCOR Group, Inc.*..............................     270      5,921
  Granite Construction, Inc. .....................     150      5,710
  Great Lakes Dredge & Dock Corp. ................      50        317
  Insituform Technologies, Inc. -- Class A*.......     110      1,397
  Integrated Electrical Services, Inc.*...........      60        812
  Michael Baker Corp.*............................      30      1,027
  Northwest Pipe Co.*.............................      40      1,658
  Perini Corp.*...................................     110      3,844
                                                            ---------
TOTAL CONSTRUCTION & ENGINEERING                               25,119
                                                            ---------

  CONSTRUCTION MATERIALS 0.2%
  Headwaters, Inc.*...............................     170      1,916
  Texas Industries, Inc. .........................     110      6,234
  U.S. Concrete, Inc.*............................     140        523
                                                            ---------
TOTAL CONSTRUCTION MATERIALS                                    8,673
                                                            ---------

  CONSUMER FINANCE 0.3%
  Advance America Cash Advance Centers, Inc. .....     280      2,506
  Advanta Corp. ..................................     160      1,599
  Cash America International, Inc. ...............     120      3,901
  CompuCredit Corp.*..............................      90      1,323
  Credit Acceptance Corp.*........................      20        340
  Dollar Financial Corp.*.........................      70      1,763
  Ezcorp, Inc.*...................................     160      2,112
  First Cash Financial Services, Inc.*............     100      1,001
  Nelnet, Inc. -- Class A.........................      70        930
  QC Holdings, Inc. ..............................      30        315
  World Acceptance Corp.*.........................      70      2,096
                                                            ---------
TOTAL CONSUMER FINANCE                                         17,886
                                                            ---------

  CONTAINERS & PACKAGING 0.5%
  AEP Industries, Inc.*...........................      20        602
  Aptargroup, Inc. ...............................     290     10,939
  Chesapeake Corp. ...............................      80        355
  Graphic Packaging Corp.*........................     290        864
  Greif, Inc. ....................................     140      9,212
  Myers Industries, Inc. .........................     120      1,410
  Rock-Tenn Co. ..................................     140      4,003
  Silgan Holdings, Inc. ..........................     100      4,736
                                                            ---------
TOTAL CONTAINERS & PACKAGING                                   32,121
                                                            ---------

  DISTRIBUTORS 0.2%
  Audiovox Corp. -- Class A*......................      70        718
  Building Materials Holding Corp. ...............     120        817
  Core-Mark Holding Co., Inc.*....................      40      1,033
  LKQ Corp.*......................................     470      8,408
  Source Interlink Cos., Inc.*....................     140        303
                                                            ---------
TOTAL DISTRIBUTORS                                             11,279
                                                            ---------

88



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  DIVERSIFIED CONSUMER SERVICES 1.3%
  American Public Education, Inc.*................      20       $788
  Bright Horizons Family Solutions, Inc.*.........     110      4,683
  Capella Education Co.*..........................      50      3,154
  Coinstar, Inc.*.................................     120      3,690
  Corinthian Colleges, Inc.*......................     360      3,042
  CPI Corp. ......................................      20        406
  DeVry, Inc. ....................................     250     13,797
  INVESTools, Inc.*...............................     220      3,005
  Jackson Hewitt Tax Service, Inc. ...............     130      2,877
  Lincoln Educational Services Corp.*.............      20        251
  Matthews International Corp. -- Class A.........     130      6,353
  Pre-Paid Legal Services, Inc.*..................      40      2,222
  Regis Corp. ....................................     190      4,813
  Sotheby's.......................................     280      8,700
  Steiner Leisure, Ltd.*..........................      70      2,603
  Stewart Enterprises, Inc. ......................     400      2,848
  Strayer Education, Inc. ........................      60     10,355
  Universal Technical Institute, Inc.*............     100      1,488
                                                            ---------
TOTAL DIVERSIFIED CONSUMER SERVICES                            75,075
                                                            ---------

  DIVERSIFIED FINANCIAL SERVICES 0.3%
  Ampal American Israel*..........................      90        665
  Asset Acceptance Capital Corp. .................      60        579
  Asta Funding, Inc. .............................      50      1,044
  Compass Diversified Holdings....................      90      1,301
  Encore Capital Group, Inc.*.....................      70        547
  Financial Federal Corp. ........................     110      2,644
  Interactive Brokers Group, Inc.*................     170      5,918
  MarketAxess Holdings, Inc.*.....................     130      1,228
  NewStar Financial, Inc.*........................      70        609
  Pico Holdings, Inc.*............................      60      1,987
  Portfolio Recovery Associates, Inc. ............      60      2,182
  Primus Guaranty, Ltd.*..........................     190        960
  Resource America, Inc. .........................      60        761
                                                            ---------
TOTAL DIVERSIFIED FINANCIAL SERVICES                           20,425
                                                            ---------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  Alaska Communications Systems Group, Inc. ......     180      2,527
  Atlantic Tele-Network, Inc. ....................      40      1,260
  Cbeyond, Inc.*..................................      90      3,036
  Cincinnati Bell, Inc.*..........................   1,040      4,035
  Cogent Communications Group, Inc.*..............     210      4,299
  Consolidated Communications Holdings, Inc. .....     100      1,564
  Fairpoint Communications, Inc. .................     150      1,593
  General Communication, Inc. -- Class A*.........     230      1,658
  Global Crossing Ltd.*...........................     150      3,228
  Globalstar, Inc.*...............................      80        716
  Golden Telecom, Inc.*...........................      70      7,190
  Hungarian Telephone & Cable Corp.*..............      20        346
  IDT Corp. ......................................     190      1,319
  Iowa Telecommunications Services, Inc. .........     130      2,005
  NTELOS Holdings Corp. ..........................     120      2,553
  PAETEC Holding Corp.*...........................     310      2,948
  Premiere Global Services, Inc.*.................     260      3,169
  Shenandoah Telecom Co. .........................     100      1,827
  SureWest Communications.........................      60        928
  Time Warner Telecom, Inc.*......................     610     10,663
  Vonage Holdings Corp.*..........................     270        537
                                                            ---------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                   57,401
                                                            ---------

  ELECTRIC UTILITIES 1.2%
  Allete, Inc. ...................................     110      4,234
  Aquila, Inc.*...................................   1,569      5,507
  Central Vermont Public Service Corp. ...........      40      1,165
  Cleco Corp. ....................................     250      6,463
  El Paso Electric Co.*...........................     190      4,452
  Empire District Electric Co. ...................     140      3,104
  IDACORP, Inc. ..................................     180      5,875
  ITC Holdings Corp. .............................     180      9,511
  MGE Energy, Inc. ...............................      90      2,948
  NorthWestern Corp. .............................     150      4,335
  Otter Tail Corp. ...............................     120      3,908

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Portland General Electric Co. ..................     130     $3,203
  UIL Holdings Corp. .............................     110      3,757
  Unisource Energy Corp. .........................     150      4,407
  Westar Energy, Inc. ............................     420     10,231
                                                            ---------
TOTAL ELECTRIC UTILITIES                                       73,100
                                                            ---------

  ELECTRICAL EQUIPMENT 1.4%
  Acuity Brands, Inc. ............................     180      8,192
  American Superconductor Corp.*..................     170      3,442
  AO Smith Corp. .................................      90      3,150
  AZZ, Inc.*......................................      50      1,688
  Baldor Electric Co. ............................     190      5,753
  Belden CDT, Inc. ...............................     190      8,037
  Brady Corp. ....................................     210      6,378
  Coleman Cable, Inc.*............................      40        460
  Encore Wire Corp. ..............................     100      1,668
  Energy Conversion Devices, Inc.*................     170      3,924
  EnerSys*........................................      90      2,074
  Evergreen Solar, Inc.*..........................     360      4,388
  Franklin Electric Co., Inc. ....................      80      3,011
  FuelCell Energy, Inc.*..........................     280      2,355
  GrafTech International, Ltd.*...................     440      6,622
  II-VI, Inc.*....................................      90      2,918
  LSI Industries, Inc. ...........................      80        982
  Medis Technologies, Ltd.*.......................     100      1,025
  Polypore International, Inc.*...................      60      1,114
  Powell Industries, Inc.*........................      30      1,191
  Power-One, Inc.*................................     290        664
  Preformed Line Products Co. ....................      10        519
  Regal-Beloit Corp. .............................     130      4,930
  Superior Essex, Inc.*...........................      80      1,924
  Vicor Corp. ....................................      80        985
  Woodward Governor Co. ..........................     130      8,161
                                                            ---------
TOTAL ELECTRICAL EQUIPMENT                                     85,555
                                                            ---------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
  Acacia Research -- Acacia Technologies*.........     130        968
  Agilysys, Inc. .................................     100      1,522
  Anixter International, Inc.*....................     130      9,108
  Benchmark Electronics, Inc.*....................     300      5,325
  Brightpoint, Inc.*..............................     210      2,671
  Checkpoint Systems, Inc.*.......................     170      4,039
  Cogent, Inc.*...................................     180      1,775
  Cognex Corp. ...................................     190      2,907
  Comverge, Inc.*.................................      20        373
  CPI International, Inc.*........................      30        388
  CTS Corp. ......................................     150      1,590
  Daktronics, Inc. ...............................     130      2,664
  DTS, Inc.*......................................      80      1,745
  Echelon Corp.*..................................     120      1,577
  Electro Scientific Industries, Inc.*............     120      1,973
  Excel Technology, Inc.*.........................      50      1,278
  FARO Technologies, Inc.*........................      70      1,672
  FLIR Systems, Inc.*.............................     560     16,957
  Gerber Scientific, Inc.*........................     100        882
  ICx Technologies, Inc.*.........................      20        180
  Insight Enterprises, Inc.*......................     200      3,454
  IPG Photonics Corp.*............................      40        716
  Itron, Inc.*....................................     130     10,712
  KEMET Corp.*....................................     350      1,823
  L-1 Identity Solutions, Inc.*...................     250      3,402
  Littelfuse, Inc.*...............................      90      2,735
  LoJack Corp.*...................................      80        987
  Measurement Specialties, Inc.*..................      60      1,182
  Mercury Computer Systems, Inc.*.................      90        747
  Methode Electronics, Inc. ......................     150      1,818
  MTS Systems Corp. ..............................      70      2,353
  Multi-Fineline Electronix, Inc.*................      40        527
  Newport Corp.*..................................     150      1,575
  OSI Systems, Inc.*..............................      60      1,400
  Park Electrochemical Corp. .....................      80      1,894
  PC Connection, Inc.*............................      40        504
  Plexus Corp.*...................................     190      4,292
  Radisys Corp.*..................................      90      1,223
  Rofin-Sinar Technologies, Inc.*.................     130      5,526
  Rogers Corp.*...................................      70      2,185
  Scansource, Inc.*...............................     110      3,483
  Smart Modular Technologies WWH, Inc.*...........     210      1,732
  SYNNEX Corp.*...................................      70      1,491
  Technitrol, Inc. ...............................     170      3,852
  TTM Technologies, Inc.*.........................     170      1,729
  Universal Display Corp.*........................     110      1,779

90



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  X-Rite, Inc.*...................................     120     $1,172
  Zygo Corp.*.....................................      70        821
                                                            ---------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                      124,708
                                                            ---------

  ENERGY EQUIPMENT & SERVICES 2.1%
  Allis-Chalmers Energy, Inc.*....................     110      1,210
  Atwood Oceanics, Inc.*..........................     120      9,971
  Basic Energy Services, Inc.*....................     170      3,041
  Bristow Group, Inc.*............................      80      4,028
  Bronco Drilling Co., Inc.*......................     110      1,723
  Cal Dive International, Inc.*...................     181      1,711
  CARBO Ceramics, Inc. ...........................      90      3,092
  Complete Production Services, Inc.*.............     180      2,862
  Dawson Geophysical Co.*.........................      30      1,718
  Dril-Quip, Inc.*................................     110      5,339
  ENGlobal Corp.*.................................      70        675
  Exterran Holdings, Inc.*........................     250     16,310
  Geokinetics, Inc.*..............................      30        512
  Grey Wolf, Inc.*................................     780      4,649
  Gulf Island Fabrication, Inc. ..................      50      1,251
  Gulfmark Offshore, Inc.*........................     100      4,182
  Hercules Offshore, Inc.*........................     350      8,067
  Hornbeck Offshore Services, Inc.*...............     100      3,868
  ION Geophysical Corp.*..........................     350      4,340
  Lufkin Industries, Inc. ........................      60      3,172
  Matrix Service Co.*.............................     100      1,802
  NATCO Group, Inc.*..............................      80      3,662
  Newpark Resources, Inc.*........................     380      1,851
  Oil States International, Inc.*.................     210      7,363
  OYO Geospace Corp.*.............................      20      1,057
  Parker Drilling Co.*............................     470      3,266
  PHI, Inc.*......................................      60      1,862
  Pioneer Drilling Co.*...........................     210      2,186
  RPC, Inc. ......................................     140      1,509
  Sulphco, Inc.*..................................     190        578
  Superior Offshore International, Inc.*..........      40        142
  Superior Well Services, Inc.*...................      70      1,364
  T-3 Energy Services, Inc.*......................      30      1,350
  Trico Marine Services, Inc.*....................      50      1,605
  Union Drilling, Inc.*...........................      60        923
  W-H Energy Services, Inc.*......................     130      6,324
  Willbros Group, Inc.*...........................     160      5,331
                                                            ---------
TOTAL ENERGY EQUIPMENT & SERVICES                             123,896
                                                            ---------

  FOOD & STAPLES RETAILING 0.8%
  Andersons, Inc. ................................      70      3,188
  Casey's General Stores, Inc. ...................     210      5,460
  Great Atlantic & Pacific Tea Co., Inc.*.........     100      2,987
  Ingles Markets, Inc. ...........................      50      1,165
  Longs Drug Stores Corp. ........................     140      6,441
  Nash Finch Co. .................................      60      2,141
  Pantry, Inc.*...................................     100      2,906
  Performance Food Group Co.*.....................     140      4,428
  Pricesmart, Inc. ...............................      60      1,708
  Ruddick Corp. ..................................     170      5,794
  Spartan Stores, Inc. ...........................      90      1,582
  United Natural Foods, Inc.*.....................     180      4,316
  Village Super Market -- Class A.................      10        510
  Weis Markets, Inc. .............................      50      1,869
  Winn-Dixie Stores, Inc.*........................     140      2,481
                                                            ---------
TOTAL FOOD & STAPLES RETAILING                                 46,976
                                                            ---------

  FOOD PRODUCTS 1.0%
  Alico, Inc. ....................................      20        855
  American Dairy, Inc.*...........................      30        322
  Cal-Maine Foods, Inc. ..........................      50      1,442
  Chiquita Brands International, Inc.*............     180      3,362
  Darling International, Inc.*....................     340      3,944
  Farmer Brothers Co. ............................      30        707
  Flowers Foods, Inc. ............................     320      7,680
  Fresh Del Monte Produce, Inc.*..................     130      4,165
  Green Mountain Coffee Roasters, Inc.*...........      70      2,696
  Hain Celestial Group, Inc.*.....................     170      4,590
  Imperial Sugar Co. .............................      50      1,099
  J&J Snack Foods Corp. ..........................      60      1,501
  Lancaster Colony Corp. .........................      90      3,137
  Lance, Inc. ....................................     130      2,383
  Maui Land & Pineapple Co., Inc.*................      20        550
  Pilgrim's Pride Corp. ..........................     170      4,153

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Ralcorp Holdings, Inc.*.........................     110     $5,985
  Reddy Ice Holdings, Inc. .......................      90      2,019
  Sanderson Farms, Inc. ..........................      70      2,353
  Synutra International, Inc.*....................      20        530
  Tootsie Roll Industries, Inc. ..................     150      3,747
  TreeHouse Foods, Inc.*..........................     130      2,713
                                                            ---------
TOTAL FOOD PRODUCTS                                            59,933
                                                            ---------

  GAS UTILITIES 0.8%
  EnergySouth, Inc. ..............................      30      1,738
  Laclede Group, Inc. ............................      90      3,022
  New Jersey Resources Corp. .....................     120      5,627
  Nicor, Inc. ....................................     190      7,790
  Northwest Natural Gas Co. ......................     110      5,207
  Piedmont Natural Gas Co., Inc. .................     310      7,772
  South Jersey Industries, Inc. ..................     120      4,204
  Southwest Gas Corp. ............................     180      5,139
  WGL Holdings, Inc. .............................     210      6,770
                                                            ---------
TOTAL GAS UTILITIES                                            47,269
                                                            ---------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Abaxis, Inc.*...................................      90      2,929
  Abiomed, Inc.*..................................     120      1,812
  Accuray, Inc.*..................................      70        666
  Align Technology, Inc.*.........................     250      2,945
  American Medical Systems Holdings, Inc.*........     300      4,287
  Analogic Corp. .................................      60      3,544
  Angiodynamics, Inc.*............................      90      1,824
  Arthrocare Corp.*...............................     120      4,804
  Aspect Medical Systems, Inc.*...................      60        754
  Cantel Medical Corp.*...........................      50        579
  Conceptus, Inc.*................................     120      1,954
  CONMED Corp.*...................................     120      2,916
  CryoLife, Inc.*.................................     100        695
  Cutera, Inc.*...................................      50        625
  Cyberonics, Inc.*...............................     100      1,200
  Cynosure, Inc. -- Class A*......................      30        745
  Datascope Corp. ................................      50      1,621
  ev3, Inc.*......................................     190      1,662
  Greatbatch, Inc.*...............................      90      2,032
  Haemonetics Corp.*..............................     110      6,582
  Hansen Medical, Inc.*...........................      40        715
  Hologic, Inc.*..................................     510     32,824
  I-Flow Corp.*...................................      90      1,287
  ICU Medical, Inc.*..............................      50      1,419
  Immucor, Inc.*..................................     290      8,364
  Insulet Corp.*..................................      30        594
  Integra LifeSciences Holdings Corp.*............      80      3,328
  Invacare Corp. .................................     120      2,921
  Inverness Medical Innovations, Inc.*............     280     12,614
  Kensey Nash Corp.*..............................      50      1,357
  Masimo Corp.*...................................      60      2,141
  Medical Action Industries, Inc.*................      50        836
  Mentor Corp. ...................................     140      4,847
  Meridian Bioscience, Inc. ......................     170      5,340
  Merit Medical Systems, Inc.*....................     110      1,769
  Micrus Endovascular Corp.*......................      60      1,153
  Minrad International, Inc.*.....................     200        524
  Natus Medical, Inc.*............................      90      1,548
  Northstar Neuroscience, Inc.*...................      80        117
  NuVasive, Inc.*.................................     140      5,517
  NxStage Medical, Inc.*..........................      80        971
  OraSure Technologies, Inc.*.....................     190      1,503
  Orthofix International N.V.*....................      70      3,828
  Palomar Medical Technologies, Inc.*.............      80      1,154
  Quidel Corp.*...................................     120      1,892
  Regeneration Technologies, Inc.*................     130      1,040
  Sirona Dental Systems, Inc.*....................      70      1,934
  Sonic Innovations, Inc.*........................     110        691
  SonoSite, Inc.*.................................      70      2,438
  Spectranetics Corp.*............................     130      1,622
  Stereotaxis, Inc.*..............................     110        768
  STERIS Corp. ...................................     270      6,691
  SurModics, Inc.*................................      60      2,620
  Symmetry Medical, Inc.*.........................     150      2,730
  Thoratec Corp.*.................................     220      3,520
  TomoTherapy, Inc.*..............................      50        740
  Trans1, Inc.*...................................      30        438
  Vital Signs, Inc. ..............................      50      2,425
  Volcano Corp.*..................................     120      1,314
  West Pharmaceutical Services, Inc. .............     140      5,474

92



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Wright Medical Group, Inc.*.....................     150     $4,095
  Zoll Medical Corp.*.............................      90      2,399
                                                            ---------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        183,678
                                                            ---------

  HEALTH CARE PROVIDERS & SERVICES 2.4%
  Air Methods Corp.*..............................      40      1,835
  Alliance Imaging, Inc.*.........................     110      1,169
  Amedisys, Inc.*.................................     110      4,689
  American Dental Partners, Inc.*.................      50        442
  AMERIGROUP Corp.*...............................     220      8,254
  AMN Healthcare Services, Inc.*..................     150      2,343
  Amsurg Corp.*...................................     130      3,349
  Animal Health International, Inc.*..............      50        600
  Apria Healthcare Group, Inc.*...................     180      3,820
  Assisted Living Concepts, Inc.*.................     250      1,648
  athenahealth, Inc.*.............................      30        942
  Bio-Reference Labs, Inc.*.......................      50      1,370
  Capital Senior Living Corp.*....................     100        767
  Centene Corp.*..................................     180      4,309
  Chemed Corp. ...................................     100      5,123
  Corvel Corp.*...................................      30        743
  Cross Country Healthcare, Inc.*.................     130      1,642
  Emergency Medical Services Corp. -- Class A*....      40      1,231
  Emeritus Corp.*.................................      50      1,108
  Ensign Group, Inc. .............................      20        196
  Genoptix, Inc.*.................................      20        744
  Gentiva Health Services, Inc.*..................     120      2,218
  HealthExtras, Inc.*.............................     130      3,594
  Healthsouth Corp.*..............................     330      5,617
  Healthspring, Inc.*.............................     200      4,138
  Healthways, Inc.*...............................     140      7,882
  HMS Holdings Corp.*.............................      90      2,844
  Hythiam, Inc.*..................................     160        408
  inVentiv Health, Inc.*..........................     120      3,947
  Kindred Healthcare, Inc.*.......................     120      3,305
  Landauer, Inc. .................................      40      1,904
  LCA-Vision, Inc. ...............................      80      1,321
  LHC Group, Inc.*................................      60      1,384
  Magellan Health Services, Inc.*.................     160      6,998
  Matria Healthcare, Inc.*........................      90      2,597
  MedCath Corp.*..................................      40        995
  Molina Healthcare, Inc.*........................      60      2,047
  MWI Veterinary Supply, Inc.*....................      40      1,529
  National Healthcare Corp. ......................      30      1,503
  Nighthawk Radiology Holdings, Inc.*.............      90      1,431
  Odyssey HealthCare, Inc.*.......................     140      1,233
  Owens & Minor, Inc. ............................     170      7,024
  PharMerica Corp.*...............................     110      1,632
  Providence Service Corp.*.......................      50      1,477
  PSS World Medical, Inc.*........................     280      4,841
  Psychiatric Solutions, Inc.*....................     230      6,939
  Radiation Therapy Services, Inc.*...............      50      1,447
  RehabCare Group, Inc.*..........................      70      1,469
  Res-Care, Inc.*.................................     100      2,237
  Skilled Healthcare Group, Inc.*.................      90      1,251
  Sun Healthcare Group, Inc.*.....................     180      3,101
  Sunrise Senior Living, Inc.*....................     190      5,455
  Universal American Corp.*.......................     200      4,186
  Virtual Radiologic Corp.*.......................      20        303
  Visicu, Inc.*...................................      60        717
                                                            ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        145,298
                                                            ---------

  HEALTH CARE TECHNOLOGY 0.3%
  Allscripts Healthcare Solutions, Inc.*..........     230      3,411
  Computer Programs & Systems, Inc. ..............      40        822
  Eclipsys Corp.*.................................     190      4,891
  Omnicell, Inc.*.................................     140      3,511
  Phase Forward, Inc.*............................     170      2,932
  Trizetto Group*.................................     190      3,709
  Vital Images, Inc.*.............................      70      1,098
                                                            ---------
TOTAL HEALTH CARE TECHNOLOGY                                   20,374
                                                            ---------

  HOLDING COMPANIES 0.2%
  Aldabra 2 Acquisition Corp.*....................     170      1,637
  Alternative Asset Management Acquisition
     Corp.*.......................................     170      1,552

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Energy Infrastructure Acquisition Corp.*........      90       $896
  Heckmann Corp.*.................................     230      1,697
  Hicks Acquisition Co. I, Inc.*..................     230      2,116
  Marathon Acquisition Corp.*.....................     160      1,280
  NRDC Acquisition Corp.*.........................     170      1,556
  NTR Acquisition Co.*............................     100        963
  Triplecrown Acquisition Corp.*..................     200      1,836
                                                            ---------
TOTAL HOLDING COMPANIES                                        13,533
                                                            ---------

  HOTELS, RESTAURANTS & LEISURE 2.3%
  AFC Enterprises, Inc.*..........................     120      1,112
  Ambassadors Group, Inc. ........................      60      1,109
  Ambassadors International, Inc. ................      40        485
  Ameristar Casinos, Inc. ........................     110      2,418
  Bally Technologies, Inc.*.......................     220     10,481
  Benihana, Inc. -- Class A*......................      50        544
  BJ's Restaurants, Inc.*.........................      70      1,208
  Bluegreen Corp.*................................      90        767
  Bob Evans Farms, Inc. ..........................     140      4,164
  Buffalo Wild Wings, Inc.*.......................      60      1,510
  California Pizza Kitchen, Inc.*.................     120      1,612
  Carrols Restaurant Group, Inc.*.................      40        318
  CBRL Group, Inc. ...............................     100      3,127
  CEC Entertainment, Inc.*........................     110      2,566
  Chipotle Mexican Grill, Inc.*...................     140     13,415
  Churchill Downs, Inc. ..........................      40      2,039
  CKE Restaurants, Inc. ..........................     240      3,149
  Denny's Corp.*..................................     390      1,322
  Domino's Pizza, Inc. ...........................     180      2,450
  Dover Downs Gaming & Entertainment, Inc. .......      70        665
  Gaylord Entertainment Co.*......................     170      4,962
  Great Wolf Resorts, Inc.*.......................     130      1,075
  IHOP Corp. .....................................      70      3,727
  Isle of Capri Casinos, Inc.*....................      70        778
  Jack in the Box, Inc.*..........................     260      7,600
  Jamba, Inc.*....................................     220        673
  Krispy Kreme Doughnuts, Inc.*...................     270        743
  Landry's Restaurants, Inc. .....................      50      1,025
  Life Time Fitness, Inc.*........................     140      6,208
  Lodgian, Inc.*..................................      80        699
  Magna Entertainment Corp. -- Class A*...........     170        150
  Marcus Corp. ...................................      90      1,594
  McCormick & Schmick's Seafood Restaurants,
     Inc.*........................................      60        787
  Monarch Casino & Resort, Inc.*..................      50      1,068
  Morgans Hotel Group Co.*........................      90      1,311
  Morton's Restaurant Group, Inc.*................      40        293
  MTR Gaming Group, Inc.*.........................      80        515
  Multimedia Games, Inc.*.........................     100        773
  O'Charleys, Inc. ...............................      90      1,248
  P.F. Chang's China Bistro, Inc.*................     100      2,844
  Papa John's International, Inc.*................      90      2,276
  Peet's Coffee & Tea, Inc.*......................      60      1,316
  Pinnacle Entertainment, Inc.*...................     250      4,562
  Premier Exhibitions, Inc.*......................     120        730
  Red Robin Gourmet Burgers, Inc.*................      70      2,442
  Riviera Holdings Corp.*.........................      40        904
  Ruby Tuesday, Inc. .............................     230      1,769
  Ruth's Chris Steak House*.......................      80        662
  Shuffle Master, Inc.*...........................     150      1,431
  Six Flags, Inc.*................................     300        585
  Sonic Corp.*....................................     260      5,767
  Speedway Motorsports, Inc. .....................      60      1,821
  Steak n Shake Co.*..............................     120      1,049
  Texas Roadhouse, Inc. -- Class A*...............     220      2,655
  Town Sports International Holdings, Inc.*.......      70        609
  Triarc Cos., Inc. -- Class A....................     260      2,418
  Trump Entertainment Resorts, Inc.*..............     130        576
  Vail Resorts, Inc.*.............................     130      6,154
  WMS Industries, Inc.*...........................     170      6,358
                                                            ---------
TOTAL HOTELS, RESTAURANTS & LEISURE                           136,618
                                                            ---------

  HOUSEHOLD DURABLES 0.9%
  American Greetings Corp. -- Class A.............     230      4,720
  Avatar Holdings, Inc.*..........................      20        858
  Beazer Homes USA, Inc. .........................     160      1,395
  Blyth, Inc. ....................................     100      2,179
  Brookfield Homes Corp. .........................      50        848

94



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Champion Enterprises, Inc.*.....................     320     $3,126
  CSS Industries, Inc. ...........................      30        875
  Ethan Allen Interiors, Inc. ....................     110      3,404
  Furniture Brands International, Inc. ...........     200      1,910
  Helen of Troy, Ltd.*............................     130      2,210
  Hooker Furniture Corp. .........................      50      1,097
  Hovnanian Enterprises, Inc. -- Class A*.........     160      1,582
  iRobot Corp.*...................................      60      1,210
  La-Z-Boy, Inc. .................................     220      1,676
  Libbey, Inc. ...................................      60        929
  Lifetime Brands, Inc. ..........................      40        475
  M/I Homes, Inc. ................................      50        746
  Meritage Homes Corp.*...........................     110      1,766
  National Presto Industries, Inc. ...............      20      1,121
  Palm Harbor Homes, Inc.*........................      40        300
  Russ Berrie & Co., Inc.*........................      70      1,010
  Sealy Corp. ....................................     190      1,771
  Skyline Corp. ..................................      30        874
  Standard Pacific Corp. .........................     270      1,029
  Syntax-Brillian Corp.*..........................     240        566
  Tarragon Corp.*.................................      60         89
  Tempur-Pedic International, Inc. ...............     320      6,342
  Tupperware Brands Corp. ........................     260      9,620
  Universal Electronics, Inc.*....................      60      1,429
  WCI Communities, Inc.*..........................     130        787
                                                            ---------
TOTAL HOUSEHOLD DURABLES                                       55,944
                                                            ---------

  HOUSEHOLD PRODUCTS 0.1%
  Central Garden & Pet Co.*.......................     290      1,441
  Spectrum Brands, Inc.*..........................     160        751
  WD-40 Co. ......................................      70      2,363
                                                            ---------
TOTAL HOUSEHOLD PRODUCTS                                        4,555
                                                            ---------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  Black Hills Corp. ..............................     160      6,199
  Ormat Technologies, Inc. .......................      60      2,608
                                                            ---------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS              8,807
                                                            ---------

  INDUSTRIAL CONGLOMERATES 0.2%
  Raven Industries, Inc. .........................      70      2,101
  Standex International Corp. ....................      50        910
  Tredegar Corp. .................................     130      1,802
  Walter Industries, Inc. ........................     220      9,222
                                                            ---------
TOTAL INDUSTRIAL CONGLOMERATES                                 14,035
                                                            ---------

  INSURANCE 3.2%
  Alfa Corp. .....................................     140      3,065
  American Equity Investment Life Holding Co. ....     240      1,985
  American Physicians Capital, Inc. ..............      40      1,653
  Amerisafe, Inc.*................................      80      1,100
  Amtrust Financial Services, Inc. ...............     110      1,727
  Argo Group International Holdings, Ltd.*........     110      4,492
  Aspen Insurance Holdings, Ltd. .................     370     10,441
  Assured Guaranty, Ltd. .........................     340      8,044
  Baldwin & Lyons, Inc. ..........................      30        800
  Castlepoint Holdings, Ltd. .....................      30        388
  Citizens, Inc.*.................................     150        906
  CNA Surety Corp.*...............................      70      1,248
  Commerce Group, Inc. ...........................     210      7,591
  Crawford & Co. -- Class B*......................     110        550
  Darwin Professional Underwriters, Inc.*.........      30        665
  Delphi Financial Group..........................     180      5,648
  Donegal Group, Inc. -- Class A..................      60      1,037
  eHealth, Inc.*..................................      60      1,571
  EMC Insurance Group, Inc. ......................      20        473
  Employers Holdings, Inc. .......................     210      3,667
  Enstar Group, Ltd.*.............................      30      3,115
  FBL Financial Group, Inc. ......................      60      1,977
  First Acceptance Corp.*.........................      70        283
  First Mercury Financial Corp.*..................      50        956
  Flagstone Reinsurance Holdings, Ltd. ...........      60        821
  Fpic Insurance Group, Inc.*.....................      40      1,684
  Greenlight Capital Re, Ltd.*....................      50      1,011
  Hallmark Financial Services*....................      20        260
  Harleysville Group, Inc. .......................      60      2,139

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Hilb Rogal & Hobbs Co. .........................     150     $5,427
  Hilltop Holdings, Inc.*.........................     200      2,218
  Horace Mann Educators Corp. ....................     180      3,307
  Independence Holding Co. .......................      30        365
  Infinity Property & Casualty Corp. .............      70      2,791
  IPC Holdings, Ltd. .............................     250      6,432
  Kansas City Life Insurance Co. .................      20        941
  LandAmerica Financial Group, Inc. ..............      70      3,651
  Max Capital Group, Ltd. ........................     250      7,097
  Meadowbrook Insurance Group, Inc.*..............     130      1,196
  Midland Co. ....................................      40      2,561
  Montpelier Re Holdings, Ltd. ...................     430      7,370
  National Financial Partners Corp. ..............     160      5,776
  National Interstate Corp. ......................      20        568
  National Western Life Insurance Co. ............      10      1,878
  Navigators Group, Inc.*.........................      60      3,464
  NYMAGIC, Inc. ..................................      20        469
  Odyssey Re Holdings Corp. ......................     120      4,558
  Phoenix Cos., Inc. .............................     480      5,198
  Platinum Underwriters Holdings, Ltd. ...........     250      8,437
  PMA Capital Corp. -- Class A*...................     140      1,126
  Presidential Life Corp. ........................      90      1,651
  ProAssurance Corp.*.............................     140      8,078
  RAM Holdings, Ltd.*.............................      80        141
  RLI Corp. ......................................      90      5,076
  Safety Insurance Group, Inc. ...................      70      2,731
  Scottish Re Group, Ltd.*........................     290        334
  SeaBright Insurance Holdings, Inc.*.............      90      1,322
  Security Capital Assurance, Ltd. ...............     100        318
  Selective Insurance Group, Inc. ................     230      5,499
  State Auto Financial Corp. .....................      60      1,676
  Stewart Information Services Corp. .............      70      2,396
  Tower Group, Inc. ..............................      80      2,338
  United America Indemnity, Ltd.*.................     100      2,051
  United Fire & Casualty Co. .....................      90      3,004
  Validus Holdings, Ltd.*.........................      70      1,705
  Zenith National Insurance Corp. ................     160      6,371
                                                            ---------
TOTAL INSURANCE                                               188,818
                                                            ---------

  INTERNET & CATALOG RETAIL 0.6%
  1-800-FLOWERS.COM, Inc. -- Class A*.............     100        781
  Blue Nile, Inc.*................................      50      2,763
  FTD Group, Inc. ................................      80      1,018
  Gaiam, Inc. -- Class A*.........................      70      1,706
  GSI Commerce, Inc.*.............................      80      1,302
  NetFlix, Inc.*..................................     190      4,779
  Orbitz Worldwide, Inc.*.........................     140        879
  Overstock.com, Inc.*............................      70        730
  PetMed Express, Inc.*...........................      90      1,112
  Priceline.com, Inc.*............................     160     17,363
  Shutterfly, Inc.*...............................      60      1,167
  Stamps.com, Inc.*...............................      70        739
  Systemax, Inc. .................................      40        553
  ValueVision Media, Inc.- Class A*...............     130        816
                                                            ---------
TOTAL INTERNET & CATALOG RETAIL                                35,708
                                                            ---------

  INTERNET SOFTWARE & SERVICES 2.1%
  Ariba, Inc.*....................................     330      3,290
  Art Technology Group, Inc.*.....................     540      2,165
  AsiaInfo Holdings, Inc.*........................     130      1,139
  Bankrate, Inc.*.................................      50      2,711
  Chordiant Software, Inc.*.......................     140      1,221
  CMGI, Inc.*.....................................     199      2,567
  CNET Networks, Inc.*............................     630      4,971
  comScore, Inc.*.................................      30        803
  Constant Contact, Inc.*.........................      30        640
  DealerTrack Holdings, Inc.*.....................     140      3,774
  Dice Holdings, Inc.*............................      70        447
  Digital River, Inc.*............................     170      6,375
  DivX, Inc.*.....................................     100      1,425
  EarthLink, Inc.*................................     520      3,541
  Equinix, Inc.*..................................     150     11,329
  Greenfield Online, Inc.*........................      90      1,157
  HSW International, Inc.*........................      60        241
  Ibasis, Inc. ...................................     130        728
  Imergent, Inc. .................................      50        521

96



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  InfoSpace, Inc. ................................     140     $1,331
  Internap Network Services Corp.*................     210      1,852
  Internet Brands, Inc. -- Class A*...............      30        232
  Internet Capital Group, Inc.*...................     160      1,515
  Interwoven, Inc.*...............................     180      2,281
  Ipass, Inc.*....................................     210        651
  j2 Global Communications, Inc.*.................     210      4,601
  Keynote Systems, Inc.*..........................      70        685
  Knot, Inc.*.....................................     120      1,757
  Limelight Networks, Inc.*.......................      80        561
  Liquidity Services, Inc.*.......................      40        480
  LivePerson, Inc.*...............................     160        624
  LoopNet, Inc.*..................................     110      1,552
  Marchex, Inc. ..................................     120        953
  Mercadolibre, Inc.*.............................      70      2,592
  Move, Inc.*.....................................     440      1,056
  NIC, Inc. ......................................     160      1,144
  Omniture, Inc.*.................................     190      4,697
  On2 Technologies, Inc.*.........................     670        677
  Online Resources Corp.*.........................     120      1,225
  Openwave Systems, Inc. .........................     350        724
  Perficient, Inc.*...............................     120      1,667
  RealNetworks, Inc.*.............................     400      2,332
  S1 Corp.*.......................................     220      1,245
  SAVVIS, Inc.*...................................     120      2,424
  Sohu.com, Inc.*.................................     110      5,118
  SonicWALL, Inc.*................................     270      2,371
  Switch & Data Facilities Co., Inc.*.............      50        550
  TechTarget, Inc.*...............................      30        399
  Terremark Worldwide, Inc.*......................     210      1,189
  TheStreet.com, Inc. ............................      90        999
  Travelzoo, Inc.*................................      30        475
  United Online, Inc. ............................     280      3,128
  ValueClick, Inc.*...............................     420      9,169
  Vignette Corp.*.................................     110      1,548
  VistaPrint, Ltd.*...............................     180      6,698
  Vocus, Inc.*....................................      50      1,471
  Websense, Inc.*.................................     190      3,895
                                                            ---------
TOTAL INTERNET SOFTWARE & SERVICES                            124,913
                                                            ---------

  IT SERVICES 1.5%
  BearingPoint, Inc.*.............................     850      1,666
  CACI International, Inc. -- Class A*............     130      5,667
  Cass Information Systems, Inc. .................      30        837
  Ciber, Inc.*....................................     230      1,109
  CSG Systems International, Inc.*................     160      2,042
  Cybersource Corp.*..............................     270      4,522
  Euronet Worldwide, Inc.*........................     190      5,024
  ExlService Holdings, Inc.*......................      90      1,708
  Forrester Research, Inc.*.......................      60      1,440
  Gartner, Inc.*..................................     290      4,306
  Gevity HR, Inc. ................................     100        702
  Global Cash Access Holdings, Inc.*..............     190      1,140
  Heartland Payment Systems, Inc. ................      70      1,700
  iGate Corp.*....................................      90        745
  Information Services Group, Inc.*...............     100        578
  infoUSA, Inc. ..................................     140      1,231
  Integral Systems, Inc. .........................      40      1,012
  Lionbridge Technologies, Inc.*..................     250        820
  Mantech International Corp. -- Class A*.........      80      3,272
  MAXIMUS, Inc. ..................................      80      2,822
  MPS Group, Inc.*................................     430      4,321
  Ness Technologies, Inc.*........................     140      1,287
  Perot Systems Corp.*............................     370      4,492
  RightNow Technologies, Inc.*....................      80        818
  Safeguard Scientifics, Inc.*....................     510        979
  SAIC, Inc.*.....................................     700     13,230
  Sapient Corp.*..................................     340      2,383
  SI International, Inc.*.........................      60      1,640
  SRA International, Inc. -- Class A*.............     170      4,663
  SYKES Enterprises, Inc.*........................     140      2,211
  Syntel, Inc. ...................................      50      1,481
  TNS, Inc.*......................................     100      1,767
  Virtusa Corp.*..................................      20        299
  Wright Express Corp.*...........................     170      5,090
                                                            ---------
TOTAL IT SERVICES                                              87,004
                                                            ---------

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Arctic Cat, Inc. ...............................      50       $463
  Callaway Golf Co. ..............................     280      5,018
  JAKKS Pacific, Inc.*............................     120      2,827
  Leapfrog Enterprises, Inc.*.....................     140        911
  Marine Products Corp. ..........................      50        455
  MarineMax, Inc.*................................      70      1,083
  Nautilus, Inc. .................................     130        604
  Polaris Industries, Inc. .......................     150      6,516
  RC2 Corp.*......................................      80      1,502
  Smith & Wesson Holding Corp.*...................     120        570
  Steinway Musical Instruments....................      30        758
  Sturm Ruger & Co., Inc.*........................     100        897
                                                            ---------
TOTAL LEISURE EQUIPMENT & PRODUCTS                             21,604
                                                            ---------

  LIFE SCIENCES TOOLS & SERVICES 1.4%
  Affymetrix, Inc.*...............................     290      5,817
  Albany Molecular Research, Inc.*................     100      1,076
  AMAG Pharmaceuticals, Inc.*.....................      70      3,609
  Bio-Rad Laboratories, Inc. -- Class A*..........      80      7,617
  Bruker BioSciences Corp.*.......................     270      2,768
  Cambrex Corp. ..................................     120      1,140
  Dionex Corp.*...................................      80      5,608
  Enzo Biochem, Inc.*.............................     130      1,214
  eResearchTechnology, Inc.*......................     150      1,458
  Exelixis, Inc.*.................................     440      3,221
  Illumina, Inc.*.................................     210     13,377
  Kendle International, Inc.*.....................      50      2,120
  Luminex Corp.*..................................     140      2,096
  Medivation, Inc.*...............................      90      1,440
  Nektar Therapeutics*............................     380      2,709
  Parexel International Corp.*....................     120      6,529
  PharmaNet Development Group, Inc.*..............      80      3,261
  Varian, Inc.*...................................     130      7,053
  Ventana Medical Systems, Inc.*..................     110      9,795
                                                            ---------
TOTAL LIFE SCIENCES TOOLS & SERVICES                           81,908
                                                            ---------

  MACHINERY 2.6%
  3D Systems Corp.*...............................      70        983
  Accuride Corp.*.................................     100        627
  Actuant Corp. ..................................     230      6,286
  Albany International Corp. -- Class A...........     120      4,201
  Altra Holdings, Inc.*...........................      50        676
  American Railcar Industries, Inc. ..............      40        684
  Ampco-Pittsburgh Corp. .........................      30      1,163
  Astec Industries, Inc.*.........................      80      2,470
  ASV, Inc.*......................................      90      1,610
  Badger Meter, Inc. .............................      60      2,268
  Barnes Group, Inc. .............................     190      5,063
  Blount International, Inc.*.....................     160      1,854
  Briggs & Stratton Corp. ........................     210      4,378
  Bucyrus International, Inc. -- Class A..........     160     14,834
  Cascade Corp. ..................................      50      2,581
  Chart Industries, Inc.*.........................      60      1,519
  CIRCOR International, Inc. .....................      70      2,970
  CLARCOR, Inc. ..................................     220      8,252
  Columbus McKinnon Corp.*........................      80      2,046
  Commercial Vehicle Group, Inc.*.................      90        900
  Dynamic Materials Corp. ........................      50      2,679
  EnPro Industries, Inc.*.........................      90      2,700
  ESCO Technologies, Inc.*........................     110      4,124
  Federal Signal Corp. ...........................     200      2,318
  Flow International Corp.*.......................     160      1,491
  Force Protection, Inc.*.........................     290      1,186
  FreightCar America, Inc. .......................      50      1,885
  Gehl Co.*.......................................      40        707
  Gorman-Rupp Co. ................................      60      1,647
  Greenbrier Cos., Inc. ..........................      70      1,361
  Hardinge, Inc. .................................      50        853
  Hurco Cos., Inc.*...............................      20        731
  Kadant, Inc.*...................................      60      1,586
  Kaydon Corp. ...................................     120      5,243
  LB Foster Co. -- Class A*.......................      40      1,841
  Lindsay Corp. ..................................      50      3,051
  Middleby Corp.*.................................      60      3,577
  Miller Industries, Inc.*........................      40        532
  Mueller Industries, Inc. .......................     160      4,480
  Mueller Water Products, Inc. ...................     480      4,075
  NACCO Industries, Inc. .........................      20      2,001
  Nordson Corp. ..................................     140      6,983
  RBC Bearings, Inc.*.............................      90      2,695

98



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Robbins & Myers, Inc. ..........................      60     $3,977
  Sun Hydraulics Corp. ...........................      50      1,150
  Tecumseh Products Co. -- Class A*...............      60      1,399
  Tennant Co. ....................................      70      2,309
  Titan International, Inc. ......................     100      2,849
  Trimas Corp.*...................................      60        416
  TurboChef Technologies, Inc.*...................      80        820
  Twin Disc, Inc. ................................      80      1,211
  Valmont Industries, Inc. .......................      80      6,696
  Wabash National Corp. ..........................     130      1,195
  Wabtec Corp. ...................................     200      6,878
  Watts Water Technologies, Inc. .................     130      3,860
  Xerium Technologies, Inc. ......................      80        381
                                                            ---------
TOTAL MACHINERY                                               156,252
                                                            ---------

  MARINE 0.3%
  American Commercial Lines, Inc.*................     210      4,254
  Eagle Bulk Shipping, Inc. ......................     200      4,944
  Genco Shipping & Trading, Ltd. .................      80      3,946
  Horizon Lines, Inc. ............................     140      2,631
  TBS International, Ltd.*........................      20        666
  Ultrapetrol Bahamas, Ltd.*......................      60        963
                                                            ---------
TOTAL MARINE                                                   17,404
                                                            ---------

  MEDIA 1.5%
  Arbitron, Inc. .................................     120      4,796
  Belo Corp. -- Class A...........................     360      5,980
  Carmike Cinemas, Inc. ..........................      50        300
  Charter Communications, Inc. -- Class A*........   1,719      2,011
  Cinemark Holdings, Inc. ........................     120      1,716
  Citadel Broadcasting Corp. .....................     760      1,110
  CKX, Inc.*......................................     160      1,600
  Cox Radio, Inc. -- Class A*.....................     140      1,672
  Crown Media Holdings, Inc. -- Class A*..........      60        347
  Cumulus Media, Inc.*............................     120        769
  DG FastChannel, Inc.*...........................      60      1,270
  Dolan Media Co.*................................      50      1,133
  Emmis Communications Corp.*.....................     130        363
  Entercom Communications Corp. -- Class A........     140      1,723
  Entravision Communications Corp.*...............     290      2,042
  Fisher Communications, Inc.*....................      30        986
  GateHouse Media, Inc. ..........................      90        885
  Gemstar-TV Guide International, Inc.*...........   1,050      4,525
  Global Sources, Ltd.*...........................      70        928
  Gray Television, Inc. ..........................     180      1,364
  Harris Interactive, Inc.*.......................     220        697
  Interactive Data Corp. .........................     150      4,342
  Journal Communications, Inc. ...................     180      1,485
  Knology, Inc.*..................................     110      1,249
  Lakes Entertainment, Inc.*......................      70        461
  Lee Enterprises, Inc. ..........................     190      2,269
  Lin TV Corp.*...................................     110      1,435
  Live Nation, Inc.*..............................     310      3,379
  Lodgenet Entertainment Corp.*...................     100      1,509
  Martha Stewart Living Omnimedia, Inc.*..........     110        752
  Marvel Entertainment, Inc.*.....................     210      5,922
  Media General, Inc. -- Class A..................      90      1,712
  Mediacom Communications Corp.*..................     230      1,141
  Morningstar, Inc.*..............................      50      3,302
  National CineMedia, Inc. .......................     180      4,102
  Nexstar Broadcasting Group, Inc.*...............      40        304
  Playboy Enterprises, Inc. -- Class B*...........      90        763
  Primedia, Inc. .................................     190      1,550
  Radio One, Inc.*................................     320        512
  RCN Corp.*......................................     130      1,514
  Salem Communications Corp. -- Class A...........      40        151
  Scholastic Corp.*...............................     130      4,455
  Sinclair Broadcast Group, Inc. .................     210      1,890
  Spanish Broadcasting System, Inc.*..............     170        308
  Sun-Times Media Group, Inc.*....................     270        392
  Tivo, Inc.*.....................................     410      3,596

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Valassis Communications, Inc.*..................     200     $1,912
  Value Line, Inc. ...............................      10        391
  Westwood One, Inc. .............................     300        474
  World Wrestling Entertainment, Inc. -- Class A..      90      1,348
                                                            ---------
TOTAL MEDIA                                                    88,837
                                                            ---------

  METALS & MINING 1.4%
  AM Castle & Co. ................................      60      1,271
  AMCOL International Corp. ......................     110      2,697
  Apex Silver Mines, Ltd.*........................     250      3,562
  Brush Engineered Materials, Inc.*...............      90      2,576
  Century Aluminum Co.*...........................     120      6,239
  Coeur d'Alene Mines Corp.*......................   1,939      8,861
  Compass Minerals International, Inc. ...........     140      5,939
  Esmark, Inc.*...................................      50        502
  General Moly, Inc.*.............................     200      2,016
  Haynes International, Inc.*.....................      50      2,209
  Hecla Mining Co.*...............................     500      4,650
  Horsehead Holding Corp.*........................      20        300
  Kaiser Aluminum Corp. ..........................      60      3,838
  Metal Management, Inc. .........................     110      5,465
  Olympic Steel, Inc. ............................      40      1,352
  Quanex Corp. ...................................     160      8,385
  Royal Gold, Inc. ...............................     110      3,307
  RTI International Metals, Inc.*.................     100      5,525
  Schnitzer Steel Industries, Inc. ...............      90      5,099
  Stillwater Mining Co.*..........................     180      1,876
  Universal Stainless & Alloy*....................      30        742
  US Gold Corp.*..................................     230        874
  Worthington Industries, Inc. ...................     290      4,753
                                                            ---------
TOTAL METALS & MINING                                          82,038
                                                            ---------

  MULTI-UTILITIES 0.2%
  Avista Corp. ...................................     220      4,433
  CH Energy Group, Inc. ..........................      70      2,701
  PNM Resources, Inc. ............................     320      6,183
                                                            ---------
TOTAL MULTI-UTILITIES                                          13,317
                                                            ---------

  MULTILINE RETAIL 0.1%
  99 Cents Only Stores*...........................     200      1,664
  Bon-Ton Stores, Inc. ...........................      40        310
  Fred's, Inc. -- Class A.........................     170      1,603
  Retail Ventures, Inc.*..........................     120        800
  Tuesday Morning Corp. ..........................     130        785
                                                            ---------
TOTAL MULTILINE RETAIL                                          5,162
                                                            ---------

  OIL, GAS & CONSUMABLE FUELS 3.5%
  Alon USA Energy, Inc. ..........................      50        910
  Alpha Natural Resources, Inc.*..................     280      9,369
  APCO Argentina, Inc. ...........................      40        924
  Approach Resources, Inc.*.......................      40        613
  Arena Resources, Inc.*..........................     130      4,624
  Arlington Tankers, Ltd. ........................      60      1,273
  Atlas America, Inc. ............................     100      5,121
  ATP Oil & Gas Corp.*............................     110      4,140
  Aventine Renewable Energy Holdings, Inc.*.......     130      1,243
  Berry Petroleum Co. -- Class A..................     170      6,370
  Bill Barrett Corp.*.............................     130      5,430
  Bois d'Arc Energy, Inc.*........................      80      1,532
  BPZ Resources, Inc.*............................     220      2,820
  Brigham Exploration Co.*........................     190      1,319
  Callon Petroleum Co.*...........................      90      1,387
  Carrizo Oil & Gas, Inc.*........................     100      4,868
  Clayton Williams Energy, Inc.*..................      20        722
  Clean Energy Fuels Corp.*.......................      40        604
  Comstock Resources, Inc.*.......................     190      6,023
  Concho Resources, Inc.*.........................     100      2,030
  Contango Oil & Gas Co.*.........................      60      3,600
  Crosstex Energy, Inc. ..........................     150      4,911
  CVR Energy, Inc.*...............................      80      2,120
  Delek US Holdings, Inc. ........................      50        822
  Delta Petroleum Corp.*..........................     280      5,614
  Double Hull Tankers, Inc. ......................      90      1,009
  Edge Petroleum Corp.*...........................     120        793
  Encore Acquisition Co.*.........................     220      7,172
  Energy Partners, Ltd.*..........................     120      1,456
  Evergreen Energy, Inc.*.........................     350        805
  EXCO Resources, Inc.*...........................     260      3,897
  FX Energy, Inc.*................................     160        915

100



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  General Maritime Corp. .........................     120     $2,981
  GeoGlobal Resources, Inc.*......................     140        512
  GeoMet, Inc.*...................................      80        411
  GMX Resources, Inc.*............................      50      1,348
  Golar LNG, Ltd. ................................     150      3,097
  Goodrich Petroleum Corp.*.......................      80      1,593
  Gulfport Energy Corp.*..........................     100      1,515
  Harvest Natural Resources, Inc.*................     150      1,818
  International Coal Group, Inc.*.................     530      3,291
  Kayne Anderson Energy Development Co. ..........      40        936
  Knightsbridge Tankers, Ltd. ....................      70      1,838
  Mariner Energy, Inc.*...........................     370      9,272
  Markwest Hydrocarbon, Inc. .....................      30      1,877
  McMoRan Exploration Co.*........................     180      2,833
  Meridian Resource Corp.*........................     380        635
  Nordic American Tanker Shipping, Ltd. ..........     130      4,059
  Nova Biosource Fuels, Inc.*.....................     130        285
  Oilsands Quest, Inc.*...........................     590      1,888
  Pacific Ethanol, Inc.*..........................     140        850
  Parallel Petroleum Corp.*.......................     170      2,360
  Penn Virginia Corp. ............................     170      7,244
  PetroHawk Energy Corp.*.........................     710     11,182
  Petroleum Development Corp.*....................      60      3,450
  Petroquest Energy, Inc.*........................     170      2,196
  Rentech, Inc.*..................................     680        911
  Rex Energy Corp.*...............................      40        464
  Rosetta Resources, Inc.*........................     200      3,506
  Ship Finance International, Ltd. ...............     130      3,396
  Stone Energy Corp.*.............................     120      4,920
  Swift Energy Co.*...............................     130      5,609
  Toreador Resources Corp.*.......................      60        605
  TXCO Resources, Inc.*...........................     130      1,645
  Uranium Resources, Inc.*........................     220      1,784
  US BioEnergy Corp.*.............................      60        498
  USEC, Inc.*.....................................     450      3,631
  Vaalco Energy, Inc.*............................     250      1,125
  Venoco, Inc.*...................................      60        917
  VeraSun Energy Corp.*...........................     170      1,777
  Verenium Corp.*.................................     170        697
  Warren Resources, Inc.*.........................     240      3,053
  Whiting Petroleum Corp.*........................     180      9,673
  World Fuel Services Corp. ......................     120      3,175
                                                            ---------
TOTAL OIL, GAS & CONSUMABLE FUELS                             209,293
                                                            ---------

  PAPER & FOREST PRODUCTS 0.3%
  AbitibiBowater, Inc. ...........................     230      5,697
  Buckeye Technologies, Inc.*.....................     160      2,104
  Deltic Timber Corp. ............................      40      2,134
  Glatfelter......................................     190      2,747
  Mercer International, Inc.*.....................     130      1,114
  Neenah Paper, Inc. .............................      60      1,626
  Schweitzer-Mauduit International, Inc. .........      70      1,669
  Wausau Paper Corp. .............................     190      1,701
                                                            ---------
TOTAL PAPER & FOREST PRODUCTS                                  18,792
                                                            ---------

  PERSONAL PRODUCTS 0.3%
  American Oriental Bioengineering, Inc.*.........     220      2,150
  Chattem, Inc.*..................................      70      5,371
  Elizabeth Arden, Inc.*..........................     100      2,005
  Inter Parfums, Inc. ............................      30        510
  Mannatech, Inc. ................................      70        428
  Nu Skin Enterprises, Inc. -- Class A............     210      3,450
  Prestige Brands Holdings, Inc.*.................     140      1,046
  Revlon, Inc. -- Class A*........................     830        888
  Tiens Biotech Group USA, Inc.*..................      10         22
  USANA Health Sciences, Inc.*....................      40      1,734
                                                            ---------
TOTAL PERSONAL PRODUCTS                                        17,604
                                                            ---------

  PHARMACEUTICALS 1.2%
  Akorn, Inc.*....................................     230      1,725
  Alexza Pharmaceuticals, Inc.*...................      90        567
  Alpharma, Inc. -- Class A*......................     180      3,694
  Auxilium Pharmaceuticals, Inc.*.................     130      4,446
  Beijing Med-Pharm Corp.*........................     130      1,091
  Bentley Pharmaceuticals, Inc.*..................      80      1,159
  Biodel, Inc.*...................................      20        357
  BioForm Medical, Inc.*..........................      50        350

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  BioMimetic Therapeutics, Inc.*..................      40       $595
  Bradley Pharmaceuticals, Inc.*..................      50        995
  Cadence Pharmaceuticals, Inc.*..................      70        398
  Caraco Pharmaceutical Laboratories, Ltd.*.......      40        614
  Cypress Bioscience, Inc.*.......................     160      1,342
  Discovery Laboratories, Inc.*...................     410        779
  Durect Corp.*...................................     310      1,578
  Javelin Pharmaceuticals, Inc.*..................     180        662
  Jazz Pharmaceuticals, Inc.*.....................      30        393
  KV Pharmaceutical Co. -- Class A*...............     150      3,897
  MAP Pharmaceuticals, Inc.*......................      20        260
  Medicines Co.*..................................     220      3,766
  Medicis Pharmaceutical Corp. -- Class A.........     230      4,671
  Nastech Pharmaceutical Co., Inc.*...............     110        260
  Noven Pharmaceuticals, Inc.*....................     100      1,343
  Obagi Medical Products, Inc.*...................      20        298
  Pain Therapeutics, Inc.*........................     150      1,299
  Par Pharmaceutical Cos., Inc.*..................     140      2,685
  Penwest Pharmaceuticals Co.*....................     100        509
  Perrigo Co. ....................................     301      9,283
  Pozen, Inc.*....................................     110      1,346
  Salix Pharmaceuticals Ltd.*.....................     200      1,390
  Santarus, Inc.*.................................     210        468
  Sciele Pharma, Inc.*............................     150      3,588
  Sirtris Pharmaceuticals, Inc.*..................      30        362
  Somaxon Pharmaceuticals, Inc.*..................      40        165
  Sucampo Pharmaceuticals, Inc. -- Class A*.......      20        265
  SuperGen, Inc.*.................................     220        722
  Valeant Pharmaceuticals International*..........     400      4,528
  Viropharma, Inc.*...............................     290      2,569
  Vivus, Inc.*....................................     250      1,515
  XenoPort, Inc.*.................................      90      5,523
                                                            ---------
TOTAL PHARMACEUTICALS                                          71,457
                                                            ---------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.2%
  Acadia Realty Trust.............................     130      3,256
  Agree Realty Corp. .............................      30        886
  Alesco Financial, Inc. .........................     260        939
  Alexander's, Inc.*..............................      10      3,501
  Alexandria Real Estate Equities, Inc. ..........     130     12,770
  American Campus Communities, Inc. ..............     110      3,173
  American Financial Realty Trust.................     550      4,526
  Anthracite Capital, Inc. .......................     270      2,028
  Anworth Mortgage Asset Corp. ...................     230      2,040
  Arbor Realty Trust, Inc. .......................      60      1,066
  Ashford Hospitality Trust, Inc. ................     440      2,750
  Associated Estates Realty Corp. ................      60        591
  BioMed Realty Trust, Inc. ......................     270      6,232
  BRT Realty Trust................................      30        473
  Capital Trust, Inc. -- Class A..................      60      1,721
  CapLease, Inc. .................................     180      1,460
  CBRE Realty Finance, Inc. ......................     120        683
  Cedar Shopping Centers, Inc. ...................     190      2,115
  Chimera Investment Corp. .......................     140      2,681
  Corporate Office Properties Trust...............     160      5,125
  Cousins Properties, Inc. .......................     170      4,522
  Crystal River Capital, Inc. ....................     100      1,402
  DCT Industrial Trust, Inc. .....................     710      6,724
  Deerfield Capital Corp. ........................     220      1,758
  DiamondRock Hospitality Co. ....................     400      5,260
  Digital Realty Trust, Inc. .....................     240      8,575
  DuPont Fabros Technology, Inc. .................     150      2,585
  EastGroup Properties, Inc. .....................     100      4,139
  Education Realty Trust, Inc. ...................     120      1,414
  Entertainment Properties Trust..................     120      5,940
  Equity Lifestyle Properties, Inc. ..............      80      3,494
  Equity One, Inc. ...............................     150      3,541
  Extra Space Storage, Inc. ......................     270      4,088
  FelCor Lodging Trust, Inc. .....................     260      3,513

102



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  First Industrial Realty Trust, Inc. ............     190     $6,618
  First Potomac Realty Trust......................     100      1,739
  Franklin Street Properties Corp. ...............     250      3,587
  Friedman, Billings, Ramsey Group, Inc. .........     590      1,906
  Getty Realty Corp. .............................      70      1,841
  Glimcher Realty Trust...........................     160      2,122
  GMH Communities Trust...........................     130        686
  Gramercy Capital Corp. .........................     100      2,315
  Healthcare Realty Trust, Inc. ..................     210      5,424
  Hersha Hospitality Trust........................     170      1,528
  Highwoods Properties, Inc. .....................     240      7,183
  Home Properties, Inc. ..........................     140      6,719
  IMPAC Mortgage Holdings, Inc. ..................     320        470
  Inland Real Estate Corp. .......................     240      3,211
  Investors Real Estate Trust.....................     240      2,352
  JER Investors Trust, Inc. ......................     110      1,128
  Kite Realty Group Trust.........................      90      1,184
  LaSalle Hotel Properties........................     170      4,660
  Lexington Corporate Properties Trust............     280      4,186
  LTC Properties, Inc. ...........................     100      2,605
  Luminent Mortgage Capital, Inc. ................     180        151
  Maguire Properties, Inc. .......................     160      4,413
  Medical Properties Trust, Inc. .................     210      2,654
  MFA Mortgage Investments, Inc. .................     510      5,202
  Mid-America Apartment Communities, Inc. ........     110      5,039
  Mission West Properties.........................      80        760
  National Health Investors, Inc. ................     100      2,956
  National Retail Properties, Inc. ...............     300      6,816
  Nationwide Health Properties, Inc. .............     370     11,677
  Newcastle Investment Corp. .....................     170      2,125
  NorthStar Realty Finance Corp. .................     260      2,525
  Novastar Financial, Inc.*.......................      40         48
  Omega Healthcare Investors, Inc. ...............     280      4,620
  Parkway Properties, Inc. .......................      70      2,514
  Pennsylvania Real Estate Investment Trust.......     130      3,464
  Post Properties, Inc. ..........................     180      7,609
  Potlatch Corp. .................................     160      6,869
  PS Business Parks, Inc. ........................      70      3,517
  Quadra Realty Trust, Inc. ......................      70        756
  RAIT Financial Trust............................     270      2,500
  Ramco-Gershenson Properties.....................      80      1,784
  Realty Income Corp. ............................     420     10,240
  Redwood Trust, Inc. ............................     100      4,151
  Resource Capital Corp. .........................      90        873
  Saul Centers, Inc. .............................      40      2,049
  Senior Housing Properties Trust.................     370      8,284
  Sovran Self Storage, Inc. ......................      90      3,566
  Strategic Hotels & Resorts, Inc. ...............     310      4,448
  Sun Communities, Inc. ..........................      70      1,353
  Sunstone Hotel Investors, Inc. .................     260      4,326
  Tanger Factory Outlet Centers...................     130      4,884
  U-Store-It Trust................................     190      1,809
  Universal Health Realty Income Trust............      50      1,803
  Urstadt Biddle Properties, Inc. ................      90      1,390
  Washington Real Estate Investment Trust.........     190      5,977
  Winthrop Realty Trust...........................     210      1,189
                                                            ---------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                   310,776
                                                            ---------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
  Consolidated-Tomoka Land Co. ...................      20      1,038
  FX Real Estate and Entertainment, Inc.*.........      30        189
  Grubb & Ellis Co. ..............................      70        305
  Meruelo Maddux Properties, Inc.*................     190        997
  Stratus Properties, Inc.*.......................      20        673

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Tejon Ranch Co.*................................      50     $1,891
  Thomas Properties Group, Inc. ..................      90        995
                                                            ---------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      6,088
                                                            ---------

  ROAD & RAIL 0.5%
  Amerco, Inc.*...................................      40      2,779
  Arkansas Best Corp. ............................      90      2,771
  Celadon Group, Inc.*............................     100        954
  Dollar Thrifty Automotive Group*................      90      2,197
  Genesee & Wyoming, Inc. -- Class A*.............     130      3,550
  Heartland Express, Inc. ........................     240      3,900
  Knight Transportation, Inc. ....................     240      4,118
  Marten Transport, Ltd.*.........................      60      1,021
  Old Dominion Freight Line, Inc.*................     120      3,498
  Patriot Transportation Holding, Inc.*...........      10        855
  Saia, Inc.*.....................................      60        847
  Universal Truckload Services, Inc.*.............      20        444
  Werner Enterprises, Inc. .......................     200      4,074
                                                            ---------
TOTAL ROAD & RAIL                                              31,008
                                                            ---------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
  Actel Corp.*....................................     110      1,310
  Advanced Analogic Technologies, Inc.*...........     160      1,078
  Advanced Energy Industries, Inc.*...............     150      1,622
  AMIS Holdings, Inc.*............................     280      2,047
  Amkor Technology, Inc.*.........................     411      3,140
  Anadigics, Inc.*................................     230      2,298
  Applied Micro Circuits Corp.*...................     298      2,393
  Asyst Technologies, Inc.*.......................     210        620
  Atheros Communications, Inc.*...................     230      6,281
  ATMI, Inc.*.....................................     140      3,682
  AuthenTec, Inc.*................................      30        374
  Axcelis Technologies, Inc.*.....................     430      1,716
  Brooks Automation, Inc.*........................     300      3,687
  Cabot Microelectronics Corp.*...................     100      3,458
  Cavium Networks, Inc.*..........................      30        573
  Cirrus Logic, Inc.*.............................     370      1,573
  Cohu, Inc. .....................................     100      1,495
  Conexant Systems, Inc.*.........................   2,059      1,421
  Credence Systems Corp.*.........................     420        550
  Cymer, Inc.*....................................     130      3,511
  Diodes, Inc.*...................................     130      3,010
  DSP Group, Inc.*................................     140      1,603
  Eagle Test Systems, Inc.*.......................      50        595
  Entegris, Inc.*.................................     461      3,550
  Exar Corp.*.....................................     180      1,478
  FEI Co.*........................................     150      3,399
  Formfactor, Inc.*...............................     200      4,844
  Hittite Microwave Corp.*........................      70      2,787
  IXYS Corp.*.....................................     100        751
  Kulicke & Soffa Industries, Inc.*...............     230      1,240
  Lattice Semiconductor Corp.*....................     451      1,195
  LTX Corp.*......................................     260        702
  Mattson Technology, Inc.*.......................     210      1,197
  Micrel, Inc. ...................................     220      1,342
  Microsemi Corp.*................................     320      7,270
  Microtune, Inc.*................................     230      1,343
  MIPS Technologies, Inc.*........................     170        757
  MKS Instruments, Inc.*..........................     210      3,906
  Monolithic Power Systems, Inc.*.................     100      1,564
  Netlogic Microsystems, Inc.*....................      70      1,820
  OmniVision Technologies, Inc.*..................     230      3,257
  ON Semiconductor Corp.*.........................   1,020      6,610
  PDF Solutions, Inc.*............................     100        864
  Pericom Semiconductor Corp.*....................     110      1,492
  Photronics, Inc.*...............................     170      2,072
  PLX Technology, Inc.*...........................     120        842
  PMC -- Sierra, Inc.*............................     842      3,949
  RF Micro Devices, Inc.*.........................   1,110      3,585
  Rubicon Technology, Inc.*.......................      30        710
  Rudolph Technologies, Inc.*.....................     120      1,230
  Semitool, Inc.*.................................      90        790
  Semtech Corp.*..................................     260      3,320
  Sigma Designs, Inc.*............................     120      5,426

104



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Silicon Image, Inc.*............................     370     $1,635
  Silicon Storage Technology, Inc.*...............     380      1,079
  Sirf Technology Holdings, Inc.*.................     240      3,674
  Skyworks Solutions, Inc.*.......................     670      5,393
  Spansion, Inc.*.................................     361      1,379
  Standard Microsystems Corp.*....................     100      2,992
  Supertex, Inc.*.................................      50        986
  Techwell, Inc.*.................................      60        625
  Tessera Technologies, Inc.*.....................     200      7,834
  Trident Microsystems, Inc.*.....................     240      1,207
  TriQuint Semiconductor, Inc.*...................     580      2,749
  Ultra Clean Holdings*...........................      80        783
  Ultratech, Inc.*................................      90        855
  Veeco Instruments, Inc.*........................     120      1,699
  Volterra Semiconductor Corp.*...................      90        826
  Zoran Corp.*....................................     210      2,478
                                                            ---------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                157,523
                                                            ---------

  SOFTWARE 3.2%
  ACI Worldwide, Inc.*............................     150      2,235
  Actuate Corp.*..................................     250      1,425
  Advent Software, Inc.*..........................      70      3,161
  Ansoft Corp.*...................................      70      1,487
  Ansys, Inc.*....................................     330     11,520
  Aspen Technology, Inc.*.........................     370      5,198
  Blackbaud, Inc. ................................     180      4,981
  Blackboard, Inc.*...............................     120      4,198
  BladeLogic, Inc.*...............................      20        329
  Borland Software Corp.*.........................     310        775
  Bottomline Technologies, Inc.*..................      90      1,166
  Commvault Systems, Inc.*........................     150      2,793
  Concur Technologies, Inc.*......................     180      6,311
  Deltek, Inc.*...................................      40        520
  Double-Take Software, Inc.*.....................      30        465
  Epicor Software Corp.*..........................     240      2,652
  EPIQ Systems, Inc.*.............................     130      1,917
  eSpeed, Inc.*...................................      80        936
  FalconStor Software, Inc.*......................     130      1,147
  Glu Mobile, Inc.*...............................      30        126
  Guidance Software, Inc.*........................      10        115
  i2 Technologies, Inc.*..........................      60        841
  Informatica Corp.*..............................     370      7,145
  Interactive Intelligence, Inc.*.................      50        819
  Intervoice, Inc.*...............................     150        975
  Jack Henry & Associates, Inc. ..................     330      8,111
  JDA Software Group, Inc.*.......................     100      1,779
  Lawson Software, Inc.*..........................     520      4,519
  Macrovision Corp.*..............................     210      3,526
  Magma Design Automation, Inc.*..................     170      1,938
  Manhattan Associates, Inc.*.....................     100      2,479
  Mentor Graphics Corp.*..........................     380      3,135
  MICROS Systems, Inc.*...........................     170     10,469
  MicroStrategy, Inc.*............................      40      2,917
  Midway Games, Inc.*.............................     100        219
  Monotype Imaging Holdings, Inc.*................      50        739
  MSC.Software Corp.*.............................     180      2,336
  Net 1 UEPS Technologies, Inc.*..................     180      5,162
  Nuance Communications, Inc.*....................     630     10,011
  OpenTV Corp. -- Class A*........................     390        460
  Parametric Technology Corp.*....................     480      7,896
  Pegasystems, Inc. ..............................      60        589
  Progress Software Corp.*........................     170      5,018
  PROS Holdings, Inc.*............................      30        460
  QAD, Inc. ......................................      60        532
  Quality Systems, Inc. ..........................      70      2,127
  Quest Software, Inc.*...........................     290      4,335
  Radiant Systems, Inc.*..........................     110      1,338
  Renaissance Learning, Inc. .....................      40        551
  Secure Computing Corp.*.........................     200      1,790
  Smith Micro Software, Inc.*.....................     120        904
  Solera Holdings, Inc.*..........................     110      2,507
  Sonic Solutions, Inc.*..........................      90        806
  Sourcefire, Inc.*...............................      30        204
  SourceForge, Inc.*..............................     280        496
  SPSS, Inc.*.....................................      80      2,644
  SuccessFactors, Inc.*...........................      50        450
  Sybase, Inc.*...................................     380     10,724
  Synchronoss Technologies, Inc.*.................      80      1,704
  Take-Two Interactive Software, Inc.*............     310      5,096
  Taleo Corp.*....................................      70      1,479

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  THQ, Inc.*......................................     271     $4,881
  TIBCO Software, Inc.*...........................     752      5,595
  Tyler Technologies, Inc.*.......................     160      2,141
  Ultimate Software Group, Inc.*..................     100      2,705
  Unica Corp.*....................................      40        299
  Vasco Data Security International, Inc.*........     110      2,087
  Veraz Networks, Inc.*...........................      40        194
  Wind River Systems, Inc.*.......................     310      2,601
                                                            ---------
TOTAL SOFTWARE                                                193,190
                                                            ---------

  SPECIALTY RETAIL 2.1%
  Aaron Rents, Inc. -- Class B....................     190      3,633
  AC Moore Arts & Crafts, Inc.*...................      80        958
  Aeropostale, Inc.*..............................     280      7,888
  Asbury Automotive Group, Inc. ..................     110      1,560
  Bebe Stores, Inc. ..............................     110      1,267
  Big 5 Sporting Goods Corp. .....................     100      1,191
  Blockbuster, Inc. -- Class A*...................     810      2,527
  Books-A-Million, Inc. ..........................      60        640
  Borders Group, Inc. ............................     250      2,815
  Brown Shoe Co., Inc. ...........................     180      3,096
  Buckle, Inc. ...................................      60      2,495
  Build-A-Bear Workshop, Inc.*....................      70        954
  Cabela's, Inc.*.................................     160      2,360
  Cache, Inc.*....................................      50        550
  Casual Male Retail Group, Inc.*.................     150        729
  Cato Corp. -- Class A...........................     130      2,128
  Charlotte Russe Holding, Inc.*..................     110      1,983
  Charming Shoppes, Inc.*.........................     490      3,161
  Children's Place Retail Stores, Inc.*...........      90      1,669
  Christopher & Banks Corp. ......................     150      1,916
  Citi Trends, Inc.*..............................      60        820
  Collective Brands, Inc.*........................     270      4,757
  Conn's, Inc.*...................................      50        965
  CSK Auto Corp.*.................................     180      1,075
  Dress Barn, Inc.*...............................     200      2,438
  DSW, Inc. -- Class A*...........................      70      1,292
  Eddie Bauer Holdings, Inc.*.....................     129        828
  Finish Line, Inc. -- Class A....................     180        403
  Gander Mountain Co.*............................      20         96
  Genesco, Inc.*..................................     100      3,336
  Group 1 Automotive, Inc. .......................     100      2,644
  Gymboree Corp.*.................................     120      4,586
  Haverty Furniture Cos., Inc. ...................      80        818
  hhgregg, Inc.*..................................      40        488
  Hibbett Sports, Inc.*...........................     130      2,417
  Hot Topic, Inc.*................................     190      1,055
  J. Crew Group, Inc.*............................     160      7,315
  Jo-Ann Stores, Inc.*............................     100      1,267
  Jos. A. Bank Clothiers, Inc.*...................      80      2,179
  Lithia Motors, Inc. -- Class A..................      70      1,070
  Men's Wearhouse, Inc. ..........................     230      5,863
  Midas, Inc.*....................................      60      1,056
  Monro Muffler, Inc. ............................      70      1,295
  New York & Co, Inc.*............................      90        500
  NexCen Brands, Inc.*............................     190        806
  Pacific Sunwear of California, Inc.*............     290      3,225
  PEP Boys-Manny Moe & Jack.......................     170      1,858
  Pier 1 Imports, Inc.*...........................     370      2,535
  Rent-A-Center, Inc.*............................     300      5,130
  Sally Beauty Holdings, Inc.*....................     390      3,182
  Select Comfort Corp.*...........................     200      1,572
  Shoe Carnival, Inc.*............................      40        591
  Sonic Automotive, Inc. -- Class A...............     130      2,607
  Stage Stores, Inc. .............................     180      2,155
  Stein Mart, Inc. ...............................     110        703
  Syms Corp. .....................................      30        354
  Talbots, Inc. ..................................     100        967
  Tween Brands, Inc.*.............................     100      3,203
  Ulta Salon Cosmetics & Fragrance, Inc.*.........      40        610
  West Marine, Inc.*..............................      60        512
  Wet Seal, Inc.*.................................     350      1,068
  Zale Corp.*.....................................     190      3,116
  Zumiez, Inc.*...................................      70      1,346
                                                            ---------
TOTAL SPECIALTY RETAIL                                        127,623
                                                            ---------

  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Carter's, Inc.*.................................     250      4,602
  Cherokee, Inc. .................................      30      1,014
  Columbia Sportswear Co. ........................      60      2,619

106



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Deckers Outdoor Corp.*..........................      50     $6,062
  FGX International Holdings, Ltd.*...............      50        505
  Fossil, Inc.*...................................     180      6,116
  G-III Apparel Group, Ltd.*......................      50        669
  Heelys, Inc.*...................................      30        180
  Iconix Brand Group, Inc.*.......................     210      4,366
  K-Swiss, Inc. -- Class A........................     110      1,998
  Kellwood Co. ...................................     110      2,198
  Kenneth Cole Productions, Inc. -- Class A.......      40        692
  Lululemon Athletica, Inc.*......................      50      1,695
  Maidenform Brands, Inc.*........................     100      1,240
  Movado Group, Inc. .............................      70      1,695
  Oxford Industries, Inc. ........................      60      1,366
  Perry Ellis International, Inc.*................      50        878
  Quiksilver, Inc.*...............................     520      4,956
  Skechers U.S.A., Inc.*..........................      90      1,802
  Steven Madden, Ltd.*............................      90      1,536
  Timberland Co. -- Class A*......................     200      3,282
  True Religion Apparel, Inc.*....................      60      1,119
  Under Armour, Inc. -- Class A*..................     100      4,025
  Unifirst Corp. .................................      60      2,450
  Volcom, Inc.*...................................      60      1,211
  Warnaco Group, Inc.*............................     190      6,819
  Weyco Group, Inc. ..............................      30        900
  Wolverine World Wide, Inc. .....................     230      5,821
                                                            ---------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         71,816
                                                            ---------

  THRIFTS & MORTGAGE FINANCE 1.2%
  Anchor BanCorp Wisconsin, Inc. .................      80      2,000
  Bank Mutual Corp. ..............................     220      2,704
  BankAtlantic Bancorp, Inc. -- Class A...........     180      1,017
  BankFinancial Corp. ............................     100      1,613
  BankUnited Financial Corp. -- Class A...........     130        771
  Beneficial Mutual Bancorp, Inc.*................     150      1,485
  Berkshire Hills Bancorp, Inc. ..................      40        951
  Brookline Bancorp, Inc. ........................     260      2,717
  Centerline Holding Co. .........................     210      1,195
  Clayton Holdings, Inc.*.........................      50        223
  Clifton Savings Bancorp, Inc. ..................      50        505
  Corus Bankshares, Inc. .........................     160      2,035
  Dime Community Bancshares.......................     100      1,503
  Downey Financial Corp. .........................      90      3,105
  Federal Agricultural Mortgage Corp. ............      40      1,101
  First Busey Corp. ..............................     110      2,385
  First Financial Holdings, Inc. .................      50      1,217
  First Niagara Financial Group, Inc. ............     401      5,101
  First Place Financial Corp. ....................      70      1,100
  FirstFed Financial Corp.*.......................      60      2,517
  Flagstar Bancorp, Inc. .........................     190      1,567
  Flushing Financial Corp. .......................      90      1,439
  Franklin Bank Corp.*............................     110        647
  Fremont General Corp.*..........................     280        924
  Imperial Capital Bancorp, Inc. .................      20        405
  K-Fed Bancorp...................................      20        209
  Kearny Financial Corp. .........................      80        948
  KNBT Bancorp, Inc. .............................     110      2,013
  NASB Financial, Inc. ...........................      20        584
  NewAlliance Bancshares, Inc. ...................     480      5,904
  Northwest Bancorp, Inc. ........................      80      2,324
  Ocwen Financial Corp.*..........................     150        936
  Oritani Financial Corp.*........................      50        577
  PFF Bancorp, Inc. ..............................      90      1,126
  Provident Financial Services, Inc. .............     260      3,575
  Provident New York Bancorp......................     180      2,484
  Rockville Financial, Inc. ......................      40        454
  Roma Financial Corp. ...........................      40        629
  TierOne Corp. ..................................      80      1,609
  Triad Guaranty, Inc.*...........................      50        349
  TrustCo Bank Corp. .............................     320      3,296
  United Community Financial Corp. ...............     110        685
  ViewPoint Financial Group.......................      50        760
  Wauwatosa Holdings, Inc.*.......................      40        532
  Westfield Financial, Inc. ......................      40        410
  WSFS Financial Corp. ...........................      30      1,599
                                                            ---------
TOTAL THRIFTS & MORTGAGE FINANCE                               71,230
                                                            ---------

RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               MARKET
                                                    SHARES      VALUE
---------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  TOBACCO 0.2%
  Alliance One International, Inc.*...............     400     $1,508
  Universal Corp. ................................     110      5,479
  Vector Group, Ltd. .............................     130      2,405
                                                            ---------
TOTAL TOBACCO                                                   9,392
                                                            ---------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Applied Industrial Technologies, Inc. ..........     180      5,434
  Beacon Roofing Supply, Inc.*....................     190      1,763
  BlueLinx Holdings, Inc. ........................      50        229
  Electro Rent Corp. .............................      70        986
  H&E Equipment Services, Inc.*...................      70      1,163
  Houston Wire & Cable Co. .......................      70      1,031
  Interline Brands, Inc.*.........................     120      2,383
  Kaman Corp. -- Class A..........................     100      2,954
  Lawson Products, Inc. ..........................      20        636
  Nuco2, Inc.*....................................      60      1,693
  Rush Enterprises, Inc.*.........................     140      2,349
  TAL International Group, Inc. ..................      70      1,541
  Textainer Group Holdings, Ltd. .................      30        324
  UAP Holding Corp. ..............................     200      7,668
  Watsco, Inc. ...................................     100      3,688
                                                            ---------
TOTAL TRADING COMPANIES & DISTRIBUTORS                         33,842
                                                            ---------

  WATER UTILITIES 0.2%
  American States Water Co. ......................      70      2,414
  Cadiz, Inc.*....................................      50        885
  California Water Service Group..................      80      2,786
  Consolidated Water Co., Ltd. ...................      60      1,411
  SJW Corp. ......................................      60      1,814
  Southwest Water Co. ............................     100      1,144
                                                            ---------
TOTAL WATER UTILITIES                                          10,454
                                                            ---------

  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Centennial Communications Corp.*................     100        572
  FiberTower Corp.*...............................     430        770
  ICO Global Communications Holdings, Ltd.*.......     430      1,187
  iPCS, Inc. .....................................      70      1,800
  Rural Cellular Corp.*...........................      50      2,207
  Syniverse Holdings, Inc.*.......................     110      1,737
  USA Mobility, Inc.*.............................     100      1,201
  Virgin Mobile USA, Inc. -- Class A*.............     120        964
                                                            ---------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                      10,438
                                                            ---------
TOTAL COMMON STOCKS
  (Cost $5,430,439)                                         4,950,463
                                                            ---------




                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------

UNITED STATES TREASURY BILLS 22.2%
  United States Treasury Bill
     2.624%, due 02/07/08(a)+.....................  $130,000    $129,934
     2.813%, due 02/07/08(a)+.....................   635,000     634,653
     2.389%, due 02/14/08(a)+.....................   180,000     179,833
     2.021%, due 02/21/08(a)+.....................   375,000     374,558
                                                              ----------
TOTAL UNITED STATES TREASURY BILLS
  (Cost $1,318,978)                                            1,318,978
                                                              ----------
TOTAL INVESTMENTS 105.3%
  (Cost $6,749,417)                                            6,269,441
                                                              ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(5.3)%                  (314,875)
                                                              ----------
NET ASSETS--100.0%                                            $5,954,566
                                                              ----------


108



RYDEX 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2008

--------------------------------------------------------------------------------

                                                               UNREALIZED
                                                    CONTRACTS        GAIN
-------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
  March 2008 Russell 2000 Index Mini Futures
     Contracts (Aggregate Market Value of
     Contracts $1,573,000)........................         22      $1,527
                                                               ----------




                                                           UNREALIZED
                                                    UNITS        GAIN
---------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
  March 2008 Russell 2000 Index Swap, Terminating
     03/29/08** (Notional Market Value
     $5,361,188)..................................  7,516    $133,866



--------------------------------------------------------------------------------
* Non-Income Producing Security.

** Price return based on Russell 2000 Index +/- financing at a variable rate.

(a) Zero coupon bond -- Interest rate represents current yield to maturity.

 + Security or portion of the security was pledged as collateral for a swap agreement.

RYDEX INVERSE 2X RUSSELL 2000 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2008

--------------------------------------------------------------------------------



                                                           FACE       MARKET
                                                         AMOUNT        VALUE
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS 88.5%
  State Street Bank & Trust Co., Repurchase
     Agreement dated 01/31/08 at 2.680% to be
     repurchased at $19,557,456 on 02/01/08
     collateralized by $19,440,000 FHLMC at 5.375%
     due 02/08/10 with a value of $19,950,300.....  $19,556,000  $19,556,000
                                                                 -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $19,556,000)                                              19,556,000
                                                                 -----------
UNITED STATES TREASURY BILLS 13.4%
  United States Treasury Bill
     2.813%, due 02/07/08(a)+.....................      920,000      919,497
     2.770%, due 02/14/08(a)+.....................      120,000      119,871
     2.021%, due 02/21/08(a)+.....................    1,925,000    1,922,733
                                                                 -----------
TOTAL UNITED STATES TREASURY BILLS (Cost $2,962,101)               2,962,101
                                                                 -----------
TOTAL INVESTMENTS 101.9%
  (Cost $22,518,101)                                              22,518,101
                                                                 -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--(1.9)%                      (409,473)
                                                                 -----------
NET ASSETS--100.0%                                               $22,108,628
                                                                 -----------





                                                               UNREALIZED
                                                    CONTRACTS        LOSS
-------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
  March 2008 Russell 2000 Index Mini Futures
     Contracts (Aggregate Market Value of
     Contracts $9,509,500)........................        133  $(237,081)
                                                               ----------





                                                     UNITS
----------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  March 2008 Russell 2000 Index Swap, Terminating
     03/29/08* (Notional Market Value
     $16,921,323).................................  23,723  $(422,502)
                                                            ----------
  February 2008 Russell 2000 Index Swap,
     Terminating 02/20/08* (Notional Market Value
     $18,095,372).................................  25,369   (451,813)
                                                            ----------
     (Total Notional Market Value $35,016,695)              $(874,315)




--------------------------------------------------------------------------------
* Price return based on S&P Russell 2000 Index +/- financing at a variable rate.

(a) Zero coupon bond -- Interest rate represents current yield to maturity.

 + Security or portion of the security was pledged as collateral for a swap agreement.

FHLMC -- Federal Home Loan Mortgage Corporation

110




NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) January 31, 2008

--------------------------------------------------------------------------------

SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Financial futures contracts are valued based on the unrealized gain or loss on the contracts that is determined by the last quoted sales price, usually as of 4:00 PM on the valuation date on the exchange on which they trade.

Domestic equity index swap agreements entered into by a Fund are valued based on the unrealized gain or loss on the agreements that is determined by marking the agreements to the relevant index at the close of the NYSE, usually 4:00 PM or, if there is an afternoon trade, to the "fill". The swaps' market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Short-term securities are valued at amortized cost, which approximates market price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with the procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

On September 15, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standard No. 157 Fair Value Measurement ("FAS 157") which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at January 31, 2008 were as follows:

                                                  GROSS         GROSS  NET UNREALIZED
                               IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                     COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                           --------------  ------------  ------------  --------------
Rydex S&P Equal Weight
  ETF....................  $1,608,267,222   $68,417,243  $271,862,486   $(203,445,243)
Rydex Russell Top 50
  ETF....................     647,115,854    26,391,127    51,885,871     (25,494,744)
Rydex S&P 500 Pure Value
  ETF....................      39,923,644     1,043,783     3,880,543      (2,836,760)
Rydex S&P 500 Pure Growth
  ETF....................      51,369,607     1,976,302     5,845,991      (3,869,689)
Rydex S&P MidCap 400 Pure
  Value ETF..............      16,921,407       439,967     2,380,785      (1,940,818)
Rydex S&P MidCap 400 Pure
  Growth ETF.............      19,870,999       763,489     2,090,298      (1,326,809)
Rydex S&P SmallCap 600
  Pure Value ETF.........      25,648,312       842,988     3,772,170      (2,929,182)
Rydex S&P SmallCap 600
  Pure Growth ETF........       6,462,621       219,914       819,683        (599,769)
Rydex S&P Equal Weight
  Consumer Discretionary
  ETF....................      21,987,498       107,676     2,648,146      (2,540,470)
Rydex S&P Equal Weight
  Consumer Staples ETF...       7,224,318       452,124       391,116          61,008
Rydex S&P Equal Weight
  Energy ETF.............      14,364,054     1,244,258       453,219         791,039
Rydex S&P Equal Weight
  Financials ETF.........       7,327,195       173,614     1,438,546      (1,264,932)
Rydex S&P Equal Weight
  Health Care ETF........      17,859,291       447,035     1,851,738      (1,404,703)
Rydex S&P Equal Weight
  Industrials ETF........       7,459,527       804,622       332,875         471,747
Rydex S&P Equal Weight
  Materials ETF..........       8,321,101       520,990       833,147        (312,157)
Rydex S&P Equal Weight
  Technology ETF.........      23,705,395       108,848     3,456,672      (3,347,824)
Rydex S&P Equal Weight
  Utilities ETF..........       5,778,753       320,955       473,860        (152,905)
Rydex 2x S&P 500 ETF.....       9,393,739        91,904       762,577        (670,673)
Rydex Inverse 2x S&P 500
  ETF....................      16,991,991            --            --              --
Rydex 2x S&P MidCap 400
  ETF....................       3,484,924        60,881       232,120        (171,239)
Rydex Inverse 2x S&P
  MidCap 400 ETF.........       9,049,739            --            --              --
Rydex 2x Russell 2000(R)
  ETF....................       6,749,417       157,920       637,896        (479,976)
Rydex Inverse 2x Russell
  2000(R) ETF............      22,518,101            --            --              --


ACQUISITION OF RYDEX INVESTMENTS AND THE DISTRIBUTOR

At the close of business on January 17, 2008, Rydex NV, Inc., comprised of Rydex Investments, together with several other Rydex entities, was acquired by Security Benefit Corporation ("Security Benefit"), a financial services firm that provides a broad variety of financial programs to investors in the advisor, banking, education, government, institutional, and qualified plan markets (the "Transaction"). As a result of the Transaction's

112





NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

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completion, Rydex Investments and the Distributor are wholly-owned subsidiaries of Security Benefit. While the Transaction has no material impact on the Funds or their shareholders, it resulted in a change of control of Rydex Investments, which in turn caused the termination of the investment advisory agreement between Rydex Investments and the Funds. A new investment advisory agreement between Rydex Investments and the Funds was approved under substantially the same terms as the previous investment advisory agreement (the "New Agreement"). This New Agreement was approved by shareholders, via proxy, and took effect upon the closing of the Transaction. The Transaction has no impact on the day-to-day operations of Rydex Investments, the fees payable to Rydex Investments under the New Agreement, or the persons responsible for the management of the Funds.

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available without charge and upon request, by calling (800) 820-0888; as well as on the website of the Securities and Exchange Commission at www.sec.gov.

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust
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By: /s/ Carl Verboncoeur
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    Carl Verboncoeur
    President

Date: --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Carl Verboncoeur
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    Carl Verboncoeur
    President

Date: --------------------------------------------------------------------------

By: /s/ Nick Bonos
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    Nick Bonos
    Treasurer

Date: --------------------------------------------------------------------------